First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 1.1%
29,384	Vectrus, Inc. (a)	$1,116,592

	Air Freight & Logistics — 0.6%
112,418	Radiant Logistics, Inc. (a)	577,829

	Auto Components — 0.8%
48,099	Motorcar Parts of America, Inc. (a)	748,420

	Banks — 14.9%
69,095	Amalgamated Bank, Class A	731,025
39,104	Arrow Financial Corp.	981,119
16,033	Bank First Corp.	941,137
38,143	Bar Harbor Bankshares	783,839
41,941	Bridge Bancorp, Inc.	731,032
29,278	Capital City Bank Group, Inc.	550,134
64,846	Farmers National Banc Corp.	708,118
54,135	First Bancshares (The), Inc.	1,135,211
56,723	First of Long Island (The) Corp.	840,068
147,701	HarborOne Bancorp, Inc.	1,191,947
55,331	Independent Bank Corp.	695,511
19,505	Metropolitan Bank Holding Corp. (a)	546,140
20,476	Northeast Bank	376,758
16,103	Northrim BanCorp, Inc.	410,465
66,592	Old Second Bancorp, Inc.	499,107
34,011	Professional Holding Corp., Class A (a)	456,088
37,538	QCR Holdings, Inc.	1,028,917
12,415	Red River Bancshares, Inc.	533,845
37,391	Reliant Bancorp, Inc.	542,169
36,711	Silvergate Capital Corp., Class A (a)	528,638
37,481	West BanCorp, Inc.	593,699
		14,804,967

	Biotechnology — 9.2%
34,353	Actinium Pharmaceuticals, Inc. (a) (b)	332,881
97,692	Aldeyra Therapeutics, Inc. (a)	723,898
152,207	Anavex Life Sciences Corp. (a) (b)	692,542
43,317	Axcella Health, Inc. (a)	200,125
64,578	BrainStorm Cell Therapeutics, Inc. (a) (b)	1,092,660
34,764	Cabaletta Bio, Inc. (a)	376,842
165,935	Calithera Biosciences, Inc. (a)	572,476
243,316	Catalyst Pharmaceuticals, Inc. (a)	722,648
61,180	ContraFect Corp. (a) (b)	323,030
36,449	Enochian Biosciences, Inc. (a) (b)	130,487
32,518	Equillium, Inc. (a) (b)	187,629
88,465	Genprex, Inc. (a) (b)	297,242
210,484	IVERIC bio, Inc. (a)	1,187,130
43,074	Jounce Therapeutics, Inc. (a)	351,484
92,406	Kezar Life Sciences, Inc. (a)	447,245
51,453	Neubase Therapeutics, Inc. (a)	390,528
92,382	Ovid Therapeutics, Inc. (a)	530,273
533,353	Palatin Technologies, Inc. (a)	252,169

Shares	Description	Value
	Common Stocks (Continued)
	Biotechnology (Continued)
17,304	Prevail Therapeutics, Inc. (a)	$176,155
67,616	Solid Biosciences, Inc. (a)	137,260
		9,124,704

	Capital Markets — 3.2%
7,396	Diamond Hill Investment Group, Inc.	934,263
76,135	Donnelley Financial Solutions, Inc. (a)	1,017,163
23,010	Oppenheimer Holdings, Inc., Class A	513,583
41,593	Victory Capital Holdings, Inc., Class A	702,506
		3,167,515

	Commercial Services & Supplies — 1.2%
92,658	Kimball International, Inc., Class B	976,616
82,209	Quad/Graphics, Inc.	249,093
		1,225,709

	Communications Equipment — 0.3%
86,193	Casa Systems, Inc. (a)	347,358

	Construction & Engineering — 3.8%
93,498	HC2 Holdings, Inc. (a) (b)	226,265
53,227	IES Holdings, Inc. (a)	1,691,022
24,784	Northwest Pipe Co. (a)	655,785
71,372	Orion Group Holdings, Inc. (a)	196,273
70,976	Sterling Construction Co., Inc. (a)	1,005,020
		3,774,365

	Construction Materials — 1.2%
40,051	US Concrete, Inc. (a)	1,163,081

	Consumer Finance — 2.1%
42,389	Curo Group Holdings Corp.	298,842
76,140	Enova International, Inc. (a)	1,247,935
43,541	Oportun Financial Corp. (a)	513,348
		2,060,125

	Containers & Packaging — 0.7%
17,247	UFP Technologies, Inc. (a)	714,371

	Diversified Consumer Services — 1.6%
23,441	Collectors Universe, Inc.	1,160,095
78,341	Universal Technical Institute, Inc. (a)	397,972
		1,558,067

	Diversified Financial Services — 1.1%
36,367	Alerus Financial Corp.	712,793

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Diversified Financial Services (Continued)
11,734	A-Mark Precious Metals, Inc.	$395,671
		1,108,464

	Diversified Telecommunication Services — 0.2%
119,427	Alaska Communications Systems Group, Inc.	238,854

	Electric Utilities — 0.2%
29,310	Spark Energy, Inc., Class A	243,859

	Electrical Equipment — 2.3%
19,958	Allied Motion Technologies, Inc.	823,866
66,235	LSI Industries, Inc.	447,086
65,052	Orion Energy Systems, Inc. (a)	492,444
22,320	Powell Industries, Inc.	538,582
		2,301,978

	Electronic Equipment, Instruments & Components — 2.4%
63,185	Kimball Electronics, Inc. (a)	730,419
54,936	LightPath Technologies, Inc., Class A (a)	132,396
29,691	Napco Security Technologies, Inc. (a)	697,738
31,741	Vishay Precision Group, Inc. (a)	803,682
		2,364,235

	Energy Equipment & Services — 0.3%
62,861	Exterran Corp. (a)	261,502

	Entertainment — 0.9%
57,622	Sciplay Corp., Class A (a)	934,629

	Equity Real Estate Investment Trusts — 2.0%
40,316	One Liberty Properties, Inc.	659,570
97,225	UMH Properties, Inc.	1,316,426
		1,975,996

	Food & Staples Retailing — 0.8%
31,896	Natural Grocers by Vitamin Cottage, Inc.	314,494
21,242	Village Super Market, Inc., Class A	522,766
		837,260

	Food Products — 0.6%
16,992	Seneca Foods Corp., Class A (a)	607,124

	Health Care Equipment & Supplies — 1.2%
20,415	Bellerophon Therapeutics, Inc. (a)	207,825
16,303	FONAR Corp. (a)	340,406

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
87,021	Invacare Corp.	$654,398
		1,202,629

	Health Care Providers & Services — 1.1%
156,597	Genesis Healthcare, Inc. (a)	85,220
59,268	Triple-S Management Corp., Class B (a)	1,059,119
		1,144,339

	Health Care Technology — 0.9%
31,926	Computer Programs and Systems, Inc.	881,477

	Hotels, Restaurants & Leisure — 0.4%
20,998	RCI Hospitality Holdings, Inc. (b)	428,359

	Household Durables — 2.8%
74,536	Beazer Homes USA, Inc. (a)	983,875
55,117	Ethan Allen Interiors, Inc.	746,284
11,419	Hovnanian Enterprises, Inc., Class A (a) (b)	371,346
36,907	Turtle Beach Corp. (a) (b)	671,708
		2,773,213

	Household Products — 1.0%
24,576	Central Garden & Pet Co. (a)	981,320

	Insurance — 1.9%
15,548	HCI Group, Inc.	766,361
62,439	Heritage Insurance Holdings, Inc.	631,883
3,636	Investors Title Co.	472,898
		1,871,142

	IT Services — 2.8%
127,355	GreenSky, Inc., Class A (a)	565,456
60,425	Grid Dynamics Holdings, Inc. (a)	467,085
68,415	Hackett Group (The), Inc.	764,880
65,427	International Money Express, Inc. (a)	939,859
		2,737,280

	Leisure Products — 1.7%
58,196	Clarus Corp.	821,727
47,722	MasterCraft Boat Holdings, Inc. (a)	834,658
		1,656,385

	Machinery — 4.4%
38,302	Blue Bird Corp. (a)	465,752
101,379	Energy Recovery, Inc. (a)	831,308
24,539	Hyster-Yale Materials Handling, Inc.	911,624
87,294	Manitowoc (The) Co., Inc. (a)	734,143
28,840	Miller Industries, Inc.	881,639

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
67,341	REV Group, Inc.	$531,320
		4,355,786

	Marine — 0.5%
27,836	Eagle Bulk Shipping, Inc. (a) (b)	455,675

	Media — 1.7%
109,044	MSG Networks, Inc., Class A (a)	1,043,551
132,079	WideOpenWest, Inc. (a)	685,490
		1,729,041

	Mortgage Real Estate Investment Trusts — 2.2%
40,160	Cherry Hill Mortgage Investment Corp.	360,637
110,703	Ellington Financial, Inc.	1,357,219
57,984	Great Ajax Corp.	480,687
		2,198,543

	Oil, Gas & Consumable Fuels — 5.2%
169,657	Berry Corp.	537,813
46,888	Bonanza Creek Energy, Inc. (a)	881,494
291,413	Clean Energy Fuels Corp. (a)	722,704
65,833	CONSOL Energy, Inc. (a)	291,640
63,402	Diamond S Shipping, Inc. (a)	435,572
85,167	Dorian LPG Ltd. (a)	682,188
70,764	International Seaways, Inc.	1,033,862
53,743	Montage Resources Corp. (a)	235,932
181,208	Overseas Shipholding Group, Inc., Class A (a)	387,785
		5,208,990

	Paper & Forest Products — 0.7%
85,142	Verso Corp., Class A	671,770

	Personal Products — 0.4%
33,031	Lifevantage Corp. (a)	398,684

	Pharmaceuticals — 5.1%
410,713	Ampio Pharmaceuticals, Inc. (a) (b)	393,052
39,551	Kaleido Biosciences, Inc. (a) (b)	437,830
9,151	Lyra Therapeutics, Inc. (a)	102,308
71,070	Marinus Pharmaceuticals, Inc. (a) (b)	913,249
51,303	Phibro Animal Health Corp., Class A	892,672
120,969	Provention Bio, Inc. (a)	1,552,032
20,250	Satsuma Pharmaceuticals, Inc. (a) (b)	78,773
23,489	scPharmaceuticals, Inc. (a)	174,993
29,746	TFF Pharmaceuticals, Inc. (a) (b)	549,409
		5,094,318

Shares	Description	Value
	Common Stocks (Continued)
	Professional Services — 2.5%
19,309	Barrett Business Services, Inc.	$1,012,564
19,790	CRA International, Inc.	741,531
28,376	Willdan Group, Inc. (a)	723,872
		2,477,967

	Real Estate Management & Development — 1.3%
21,741	Altisource Portfolio Solutions S.A. (a)	275,459
38,728	RMR Group (The), Inc., Class A	1,063,858
		1,339,317

	Road & Rail — 0.8%
155,501	Daseke, Inc. (a)	835,040

	Software — 1.2%
86,800	Smith Micro Software, Inc. (a) (b)	323,764
159,923	VirnetX Holding Corp. (b)	842,794
		1,166,558

	Specialty Retail — 2.0%
52,059	Big 5 Sporting Goods Corp. (b)	389,401
43,714	Haverty Furniture Cos., Inc.	915,371
36,409	TravelCenters of America, Inc. (a)	711,432
		2,016,204

	Technology Hardware, Storage & Peripherals — 0.5%
100,917	Quantum Corp. (a)	464,218

	Textiles, Apparel & Luxury Goods — 0.4%
20,169	Lakeland Industries, Inc. (a) (b)	399,346

	Thrifts & Mortgage Finance — 2.7%
3,994	Hingham Institution for Savings	734,896
120,907	Northfield Bancorp, Inc.	1,102,672
54,375	Waterstone Financial, Inc.	842,269
		2,679,837

	Trading Companies & Distributors — 2.3%
23,924	BlueLinx Holdings, Inc. (a) (b)	515,084
41,280	CAI International, Inc.	1,136,438
47,398	Titan Machinery, Inc. (a)	627,076
		2,278,598

	Water Utilities — 0.7%
21,378	Artesian Resources Corp., Class A	736,900

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)

	Total Common Stocks — 99.9%	$99,439,940
	(Cost $109,609,665)

	Money Market Funds — 0.3%
330,760	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	330,760
	(Cost $330,760)

Principal Value	Description	Value
	Repurchase Agreements — 6.8%
$6,769,595	JPMorgan Chase & Co., 0.05% (c), dated 09/30/20, due 10/01/20, with a maturity value of $6,769,605. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 02/28/25. The value of the collateral including accrued interest is $6,902,851. (d)	6,769,595
	(Cost $6,769,595)

	Total Investments — 107.0%	106,540,295
	(Cost $116,710,020) (e)
	Net Other Assets and Liabilities — (7.0)%	(7,003,684)
	Net Assets — 100.0%	$99,536,611

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,143,815 and the total value of the collateral held by the Fund is $7,100,355.
(c)	Rate shown reflects yield as of September 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,908,335 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,078,060. The net unrealized depreciation was $10,169,725.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$99,439,940	$—	$—
Money Market Funds	330,760	—	—
Repurchase Agreements	—	6,769,595	—
Total Investments	$99,770,700	$6,769,595	$—

* See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.5%
	Air Freight & Logistics — 2.6%
198,408	United Parcel Service, Inc., Class B	$33,060,725

	Banks — 13.8%
93,852	Associated Banc-Corp.	1,184,412
38,836	Atlantic Union Bankshares Corp.	829,925
22,468	Bank of Hawaii Corp.	1,135,083
66,218	Bank OZK	1,411,768
40,589	BankUnited, Inc.	889,305
13,184	BOK Financial Corp.	679,108
44,448	Cathay General Bancorp	963,633
920,903	Citigroup, Inc.	39,700,128
34,505	Columbia Banking System, Inc.	822,944
241,725	F.N.B. Corp.	1,638,895
405,748	Fifth Third Bancorp	8,650,547
75,846	First Financial Bancorp	910,531
59,211	First Midwest Bancorp, Inc.	638,295
96,772	Fulton Financial Corp.	902,883
137,919	Investors Bancorp, Inc.	1,001,292
641,028	KeyCorp	7,647,464
62,188	M&T Bank Corp.	5,726,893
76,864	Old National Bancorp	965,412
326,731	People’s United Financial, Inc.	3,368,597
197,901	PNC Financial Services Group (The), Inc.	21,751,299
577,061	Regions Financial Corp.	6,653,513
49,396	Simmons First National Corp., Class A	783,174
98,630	Synovus Financial Corp.	2,087,997
90,483	TCF Financial Corp.	2,113,683
714,593	Truist Financial Corp.	27,190,264
28,542	Trustmark Corp.	611,084
702,605	U.S. Bancorp	25,188,389
78,006	United Bankshares, Inc.	1,674,789
259,581	Valley National Bancorp	1,778,130
58,966	Webster Financial Corp.	1,557,292
41,388	WesBanco, Inc.	884,048
77,341	Zions Bancorp N.A.	2,259,904
		173,600,681

	Biotechnology — 7.0%
1,011,814	AbbVie, Inc.	88,624,788

	Capital Markets — 0.6%
33,605	Ares Management Corp., Class A	1,358,314
49,501	Eaton Vance Corp.	1,888,463
49,987	Federated Hermes, Inc.	1,075,221
163,669	Franklin Resources, Inc.	3,330,664
		7,652,662

	Chemicals — 1.5%
22,931	Cabot Corp.	826,204
88,452	CF Industries Holdings, Inc.	2,716,361
50,106	Eastman Chemical Co.	3,914,280

Shares	Description	Value
	Common Stocks (Continued)
	Chemicals (Continued)
165,477	LyondellBasell Industries N.V., Class A	$11,664,474
		19,121,319

	Consumer Finance — 0.1%
137,629	Navient Corp.	1,162,965

	Containers & Packaging — 0.0%
14,255	Greif, Inc., Class A	516,174

	Diversified Consumer Services — 0.2%
145,530	H&R Block, Inc.	2,370,684

	Diversified Telecommunication Services — 18.9%
4,393,267	AT&T, Inc.	125,252,042
1,889,685	Verizon Communications, Inc.	112,417,361
		237,669,403

	Electric Utilities — 9.1%
27,368	ALLETE, Inc.	1,416,020
382,792	Duke Energy Corp.	33,900,060
208,408	Edison International	10,595,463
453,129	Exelon Corp.	16,203,893
111,264	OGE Energy Corp.	3,336,807
54,032	Pinnacle West Capital Corp.	4,028,086
512,558	PPL Corp.	13,946,703
570,087	Southern (The) Co.	30,910,117
		114,337,149

	Electronic Equipment, Instruments & Components — 0.6%
225,108	Corning, Inc.	7,295,750

	Food & Staples Retailing — 1.2%
434,458	Walgreens Boots Alliance, Inc.	15,605,731

	Food Products — 0.2%
69,116	Bunge Ltd.	3,158,601

	Gas Utilities — 0.5%
41,439	National Fuel Gas Co.	1,682,009
57,600	South Jersey Industries, Inc.	1,109,952
91,361	UGI Corp.	3,013,086
		5,805,047

	Health Care Providers & Services — 0.1%
40,814	Patterson Cos., Inc.	983,821

	Hotels, Restaurants & Leisure — 0.1%
59,942	Wyndham Destinations, Inc.	1,843,816

	Household Durables — 0.7%
16,790	M.D.C. Holdings, Inc.	790,809
238,217	Newell Brands, Inc.	4,087,804

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Household Durables (Continued)
19,356	Whirlpool Corp.	$3,559,375
		8,437,988

	Independent Power and Renewable Electricity Producers — 0.3%
242,187	AES (The) Corp.	4,386,007

	Insurance — 5.4%
421,526	American International Group, Inc.	11,604,611
51,194	Cincinnati Financial Corp.	3,991,596
126,578	Fidelity National Financial, Inc.	3,963,157
96,381	Lincoln National Corp.	3,019,617
17,025	Mercury General Corp.	704,324
413,298	MetLife, Inc.	15,362,287
170,724	Old Republic International Corp.	2,516,472
151,945	Principal Financial Group, Inc.	6,118,825
283,705	Prudential Financial, Inc.	18,020,942
138,216	Unum Group	2,326,175
		67,628,006

	IT Services — 5.4%
527,747	International Business Machines Corp.	64,210,978
181,656	Western Union (The) Co.	3,892,888
		68,103,866

	Media — 1.3%
257,523	Interpublic Group of (The) Cos., Inc.	4,292,908
117,165	Omnicom Group, Inc.	5,799,668
3,581	ViacomCBS, Inc., Class A	108,468
201,471	ViacomCBS, Inc., Class B	5,643,203
		15,844,247

	Metals & Mining — 0.1%
19,317	Compass Minerals International, Inc.	1,146,464

	Multi-Utilities — 4.8%
33,590	Avista Corp.	1,146,091
156,281	Consolidated Edison, Inc.	12,158,662
441,621	Dominion Energy, Inc.	34,857,146
26,219	NorthWestern Corp.	1,275,292
206,728	Public Service Enterprise Group, Inc.	11,351,434
		60,788,625

	Personal Products — 0.1%
17,437	Nu Skin Enterprises, Inc., Class A	873,419

	Pharmaceuticals — 7.6%
2,601,059	Pfizer, Inc.	95,458,865

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 4.6%
160,899	Broadcom, Inc.	$58,618,724

	Technology Hardware, Storage & Peripherals — 1.8%
570,196	HP, Inc.	10,828,022
101,635	NetApp, Inc.	4,455,678
141,563	Seagate Technology PLC	6,974,809
		22,258,509

	Textiles, Apparel & Luxury Goods — 0.2%
151,334	Hanesbrands, Inc.	2,383,510

	Tobacco — 10.6%
1,499,275	Altria Group, Inc.	57,931,986
1,009,346	Philip Morris International, Inc.	75,690,856
		133,622,842

	Trading Companies & Distributors — 0.1%
23,535	MSC Industrial Direct Co., Inc., Class A	1,489,295

	Total Investments — 99.5%	1,253,849,683
	(Cost $1,267,888,055) (a)
	Net Other Assets and Liabilities — 0.5%	6,876,866
	Net Assets — 100.0%	$1,260,726,549

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $74,697,006 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $88,735,378. The net unrealized depreciation was $14,038,372.

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,253,849,683	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Automobiles — 2.8%
98,519	Tesla, Inc. (a)	$42,265,636

	Beverages — 0.9%
495,937	Keurig Dr Pepper, Inc.	13,687,861

	Biotechnology — 0.7%
56,094	Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,646,671
100,956	Denali Therapeutics, Inc. (a)	3,617,253
39,630	Turning Point Therapeutics, Inc. (a)	3,462,077
		10,726,001

	Building Products — 1.4%
72,664	AZEK (The) Co., Inc. (a)	2,529,434
610,524	Carrier Global Corp.	18,645,403
		21,174,837

	Capital Markets — 0.9%
224,210	Tradeweb Markets, Inc., Class A	13,004,180

	Chemicals — 3.8%
580,334	Corteva, Inc.	16,719,423
870,643	Dow, Inc.	40,963,753
		57,683,176

	Commercial Services & Supplies — 0.5%
482,621	ADT, Inc.	3,943,014
62,991	IAA, Inc. (a)	3,279,941
		7,222,955

	Construction & Engineering — 0.1%
45,431	Arcosa, Inc.	2,003,053

	Diversified Telecommunication Services — 0.3%
22,714	Bandwidth, Inc., Class A (a)	3,965,183

	Entertainment — 2.8%
152,769	Spotify Technology S.A. (a)	37,057,176
179,739	Warner Music Group Corp., Class A	5,165,699
		42,222,875

	Equity Real Estate Investment Trusts — 0.7%
191,368	Americold Realty Trust	6,841,406
72,051	Safehold, Inc.	4,474,367
		11,315,773

	Food & Staples Retailing — 1.2%
145,845	BJ’s Wholesale Club Holdings, Inc. (a)	6,059,860

Shares	Description	Value
	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
365,552	Kroger (The) Co.	$12,395,868
		18,455,728

	Food Products — 1.0%
88,030	Beyond Meat, Inc. (a)	14,618,262

	Health Care Equipment & Supplies — 1.0%
68,403	Inari Medical, Inc. (a)	4,721,175
33,624	iRhythm Technologies, Inc. (a)	8,006,211
181,190	SmileDirectClub, Inc. (a) (b)	2,116,299
		14,843,685

	Health Care Providers & Services — 0.4%
113,190	Oak Street Health, Inc. (a)	6,048,874

	Health Care Technology — 1.4%
37,780	Inspire Medical Systems, Inc. (a)	4,875,509
117,838	Livongo Health, Inc. (a)	16,503,212
		21,378,721

	Hotels, Restaurants & Leisure — 2.0%
527,635	DraftKings, Inc., Class A (a) (b)	31,046,043

	Household Durables — 0.5%
46,634	TopBuild Corp. (a)	7,959,957

	Household Products — 0.2%
98,539	Reynolds Consumer Products, Inc.	3,017,264

	Insurance — 1.3%
30,047	Goosehead Insurance, Inc., Class A	2,601,770
31,879	Kinsale Capital Group, Inc.	6,062,748
29,919	Palomar Holdings, Inc. (a)	3,118,757
420,150	Selectquote, Inc. (a) (b)	8,508,037
		20,291,312

	Interactive Media & Services — 6.9%
282,202	Pinterest, Inc., Class A (a)	11,714,205
3,106,777	Snap, Inc., Class A (a)	81,117,947
106,662	Zillow Group, Inc., Class C (a)	10,835,793
		103,667,945

	Internet & Direct Marketing Retail — 1.7%
286,616	Chewy, Inc., Class A (a)	15,715,155
84,109	Etsy, Inc. (a)	10,230,178
		25,945,333

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	IT Services — 12.3%
31,772	BigCommerce Holdings, Inc., Series 1 (a) (b)	$2,646,608
221,368	Black Knight, Inc. (a)	19,270,084
98,868	Fastly, Inc., Class A (a)	9,261,954
509,522	Fidelity National Information Services, Inc.	75,006,734
90,285	Okta, Inc. (a)	19,307,447
220,536	PayPal Holdings, Inc. (a)	43,452,208
75,221	Shift4 Payments, Inc., Class A (a)	3,637,687
55,940	Twilio, Inc., Class A (a)	13,822,215
		186,404,937

	Leisure Products — 1.1%
69,823	Acushnet Holdings Corp.	2,346,751
101,742	Peloton Interactive, Inc., Class A (a)	10,096,876
81,775	YETI Holdings, Inc. (a)	3,706,043
		16,149,670

	Life Sciences Tools & Services — 8.3%
48,992	10X Genomics, Inc., Class A (a)	6,108,323
63,810	Adaptive Biotechnologies Corp. (a)	3,103,080
812,880	Avantor, Inc. (a)	18,281,671
41,596	Medpace Holdings, Inc. (a)	4,648,353
327,610	PPD, Inc. (a)	12,118,294
185,890	Thermo Fisher Scientific, Inc.	82,074,153
		126,333,874

	Machinery — 1.3%
305,260	Otis Worldwide Corp.	19,054,329

	Media — 1.7%
272,446	Altice USA, Inc., Class A (a)	7,083,596
4,243	Cable One, Inc.	7,999,879
38,466	Cardlytics, Inc. (a)	2,714,546
289,480	ViacomCBS, Inc., Class B	8,108,335
		25,906,356

	Metals & Mining — 0.1%
102,504	Arconic Corp. (a)	1,952,701

	Oil, Gas & Consumable Fuels — 0.2%
79,276	New Fortress Energy, Inc. (b)	3,488,937

	Pharmaceuticals — 6.8%
382,033	Eli Lilly and Co.	56,548,525
60,599	Harmony Biosciences Holdings, Inc. (a) (b)	2,054,306
49,813	MyoKardia, Inc. (a)	6,791,006
223,274	Zoetis, Inc.	36,922,821
		102,316,658

Shares	Description	Value
	Common Stocks (Continued)
	Real Estate Management & Development — 0.7%
210,351	Redfin Corp. (a)	$10,502,825

	Road & Rail — 5.7%
79,979	Knight-Swift Transportation Holdings, Inc.	3,255,145
291,665	Schneider National, Inc., Class B	7,212,876
2,058,919	Uber Technologies, Inc. (a)	75,109,365
		85,577,386

	Semiconductors & Semiconductor Equipment — 5.0%
1,889,585	Marvell Technology Group Ltd.	75,016,525

	Software — 19.5%
65,679	Anaplan, Inc. (a)	4,110,192
32,232	Appfolio, Inc., Class A (a)	4,570,820
65,646	Appian Corp. (a) (b)	4,250,578
59,255	Avalara, Inc. (a)	7,545,532
75,354	Bill.com Holdings, Inc. (a)	7,558,760
106,948	Blackline, Inc. (a)	9,585,749
173,302	Ceridian HCM Holding, Inc. (a)	14,323,410
237,043	Cloudflare, Inc., Class A (a)	9,732,985
232,021	Crowdstrike Holdings, Inc., Class A (a)	31,861,124
142,539	Datadog, Inc., Class A (a)	14,561,784
195,772	DocuSign, Inc. (a)	42,137,965
61,411	Duck Creek Technologies, Inc. (a) (b)	2,789,902
297,157	Dynatrace, Inc. (a)	12,189,380
277,716	NortonLifeLock, Inc.	5,787,601
85,256	Ping Identity Holding Corp. (a)	2,660,840
52,252	RingCentral, Inc., Class A (a)	14,348,922
201,070	Slack Technologies, Inc., Class A (a) (b)	5,400,740
220,187	SolarWinds Corp. (a)	4,478,604
49,342	Sprout Social, Inc., Class A (a)	1,899,667
197,752	SVMK, Inc. (a)	4,372,297
38,442	Trade Desk (The), Inc., Class A (a)	19,942,941
133,651	Zoom Video Communications, Inc., Class A (a)	62,830,672
61,331	Zscaler, Inc. (a)	8,628,658
		295,569,123

	Specialty Retail — 3.0%
81,823	Camping World Holdings, Inc., Class A	2,434,235
140,319	Carvana Co. (a)	31,299,556
146,234	Floor & Decor Holdings, Inc., Class A (a)	10,938,303
		44,672,094

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 1.2%
263,165	Dell Technologies, Inc., Class C (a)	$17,813,639

	Thrifts & Mortgage Finance — 0.6%
469,589	Rocket Cos., Inc., Class A (a) (b)	9,358,909

	Total Common Stocks — 100.0%	1,512,662,617
	(Cost $1,111,520,332)

	Money Market Funds — 0.1%
663,396	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	663,396
	(Cost $663,396)

Principal Value	Description	Value
	Repurchase Agreements — 1.2%
$18,112,805	JPMorgan Chase & Co., 0.05% (c), dated 09/30/20, due 10/01/20, with a maturity value of $18,112,830. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 02/28/25. The value of the collateral including accrued interest is $18,469,344. (d)	18,112,805
	(Cost $18,112,805)

	Total Investments — 101.3%	1,531,438,818
	(Cost $1,130,296,533) (e)
	Net Other Assets and Liabilities — (1.3)%	(18,935,988)
	Net Assets — 100.0%	$1,512,502,830

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $18,218,507 and the total value of the collateral held by the Fund is $18,776,201.
(c)	Rate shown reflects yield as of September 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $406,496,852 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,354,567. The net unrealized appreciation was $401,142,285.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,512,662,617	$—	$—
Money Market Funds	663,396	—	—
Repurchase Agreements	—	18,112,805	—
Total Investments	$1,513,326,013	$18,112,805	$—

* See Portfolio of Investments for industry breakout.

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Biotechnology — 78.9%
1,336,518	ACADIA Pharmaceuticals, Inc. (a)	$55,131,367
1,370,685	Agios Pharmaceuticals, Inc. (a)	47,973,975
672,598	Alexion Pharmaceuticals, Inc. (a)	76,965,389
3,776,017	Alkermes PLC (a)	62,568,602
464,030	Alnylam Pharmaceuticals, Inc. (a)	67,562,768
284,537	Amgen, Inc.	72,317,924
260,579	Biogen, Inc. (a)	73,921,051
573,158	BioMarin Pharmaceutical, Inc. (a)	43,605,861
1,109,097	Bluebird Bio, Inc. (a)	59,835,783
750,611	Exact Sciences Corp. (a)	76,524,791
2,987,157	Exelixis, Inc. (a)	73,035,989
1,618,514	FibroGen, Inc. (a)	66,553,296
947,958	Gilead Sciences, Inc.	59,901,466
3,737,267	Grifols S.A., ADR	64,841,582
705,744	Incyte Corp. (a)	63,333,467
1,505,313	Intercept Pharmaceuticals, Inc. (a)	62,410,277
1,182,525	Ionis Pharmaceuticals, Inc. (a)	56,110,811
562,960	Neurocrine Biosciences, Inc. (a)	54,134,234
114,221	Regeneron Pharmaceuticals, Inc. (a)	63,938,631
438,541	Sarepta Therapeutics, Inc. (a)	61,584,313
402,842	Seattle Genetics, Inc. (a)	78,832,151
855,664	Ultragenyx Pharmaceutical, Inc. (a)	70,327,024
627,211	United Therapeutics Corp. (a)	63,348,311
249,360	Vertex Pharmaceuticals, Inc. (a)	67,855,843
		1,542,614,906

	Life Sciences Tools & Services — 18.6%
262,610	Bio-Techne Corp.	65,056,375
374,289	Charles River Laboratories International, Inc. (a)	84,757,744
191,733	Illumina, Inc. (a)	59,260,836
476,781	IQVIA Holdings, Inc. (a)	75,154,989
1,526,731	QIAGEN N.V. (a) (b)	79,786,962
		364,016,906

	Pharmaceuticals — 2.5%
3,015,210	Nektar Therapeutics (a)	50,022,334

	Total Common Stocks — 100.0%	1,956,654,146
	(Cost $2,037,659,855)

	Money Market Funds — 0.1%
1,375,133	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	1,375,133
	(Cost $1,375,133)

Principal Value	Description	Value
	Repurchase Agreements — 1.9%
$36,722,557	JPMorgan Chase & Co., 0.05% (c), dated 09/30/20, due 10/01/20, with a maturity value of $36,722,608. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 02/28/25. The value of the collateral including accrued interest is $37,445,418. (d)	$36,722,557
	(Cost $36,722,557)

	Total Investments — 102.0%	1,994,751,836
	(Cost $2,075,757,545) (e)
	Net Other Assets and Liabilities — (2.0)%	(38,702,701)
	Net Assets — 100.0%	$1,956,049,135

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $37,235,250 and the total value of the collateral held by the Fund is $38,097,690.
(c)	Rate shown reflects yield as of September 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $276,757,306 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $357,763,015. The net unrealized depreciation was $81,005,709.

ADR	-	American Depositary Receipt

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,956,654,146	$—	$—
Money Market Funds	1,375,133	—	—
Repurchase Agreements	—	36,722,557	—
Total Investments	$1,958,029,279	$36,722,557	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Capital Markets — 3.0%
2,881,018	E*TRADE Financial Corp.	$144,194,951
3,989,699	TD Ameritrade Holding Corp.	156,196,716
		300,391,667

	Communications Equipment — 8.8%
716,934	Arista Networks, Inc. (a)	148,355,153
2,822,663	Ciena Corp. (a)	112,031,494
11,124,229	Cisco Systems, Inc.	438,183,380
7,454,633	CommScope Holding Co., Inc. (a)	67,091,697
5,516,699	Juniper Networks, Inc.	118,609,029
		884,270,753

	Diversified Telecommunication Services — 0.8%
7,676,121	Vonage Holdings Corp. (a)	78,526,718

	Entertainment — 4.9%
998,776	Netflix, Inc. (a)	499,417,963

	Health Care Technology — 4.5%
882,925	Teladoc Health, Inc. (a) (b)	193,572,477
937,707	Veeva Systems, Inc., Class A (a)	263,673,831
		457,246,308

	Interactive Media & Services — 24.0%
273,295	Alphabet, Inc., Class A (a)	400,541,152
267,041	Alphabet, Inc., Class C (a)	392,443,454
2,657,805	Facebook, Inc., Class A (a)	696,079,129
2,116,178	Match Group, Inc. (a)	234,155,096
4,997,209	Pinterest, Inc., Class A (a)	207,434,146
8,417,358	Snap, Inc., Class A (a)	219,777,217
5,987,108	Twitter, Inc. (a)	266,426,306
		2,416,856,500

	Internet & Direct Marketing Retail — 16.3%
304,076	Amazon.com, Inc. (a)	957,453,223
4,691,348	eBay, Inc.	244,419,231
1,441,945	Etsy, Inc. (a)	175,383,770
1,638,749	Expedia Group, Inc.	150,256,896
1,696,852	GrubHub, Inc. (a)	122,733,305
		1,650,246,425

	IT Services — 12.7%
1,686,307	Akamai Technologies, Inc. (a)	186,404,376
2,066,045	GoDaddy, Inc., Class A (a)	156,957,439
1,035,944	Okta, Inc. (a)	221,536,624
2,608,135	PayPal Holdings, Inc. (a)	513,880,839

Shares	Description	Value
	Common Stocks (Continued)
	IT Services (Continued)
973,148	VeriSign, Inc. (a)	$199,349,368
		1,278,128,646

	Software — 25.0%
2,211,437	2U, Inc. (a)	74,879,257
4,347,584	8x8, Inc. (a)	67,604,931
4,433,495	Box, Inc., Class A (a)	76,965,473
1,289,810	Citrix Systems, Inc.	177,619,735
6,835,339	Cloudera, Inc. (a)	74,436,842
700,586	Coupa Software, Inc. (a)	192,128,705
1,233,285	DocuSign, Inc. (a)	265,452,263
5,621,039	Dropbox, Inc., Class A (a)	108,261,211
546,478	HubSpot, Inc. (a)	159,697,266
2,024,909	salesforce.com, Inc. (a)	508,900,130
2,270,669	Smartsheet, Inc., Class A (a)	112,216,462
1,206,965	Workday, Inc., Class A (a)	259,654,381
936,974	Zoom Video Communications, Inc., Class A (a)	440,480,847
		2,518,297,503

	Total Common Stocks — 100.0%	10,083,382,483
	(Cost $7,347,469,881)

	Money Market Funds — 0.1%
3,693,926	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	3,693,926
5,487,883	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	5,487,883
	Total Money Market Funds — 0.1%	9,181,809
	(Cost $9,181,809)

Principal Value	Description	Value
	Repurchase Agreements — 1.1%
$108,355,947	JPMorgan Chase & Co., 0.05% (c), dated 09/30/20, due 10/01/20, with a maturity value of $108,356,097. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 02/28/25. The value of the collateral including accrued interest is $110,488,866. (d)	108,355,947
	(Cost $108,355,947)

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Description	Value
Total Investments — 101.2%	$10,200,920,239
(Cost $7,465,007,637) (e)
Net Other Assets and Liabilities — (1.2)%	(118,664,459)
Net Assets — 100.0%	$10,082,255,780

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $110,786,796 and the total value of the collateral held by the Fund is $112,049,873.
(c)	Rate shown reflects yield as of September 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,985,302,651 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $249,390,049. The net unrealized appreciation was $2,735,912,602.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,083,382,483	$—	$—
Money Market Funds	9,181,809	—	—
Repurchase Agreements	—	108,355,947	—
Total Investments	$10,092,564,292	$108,355,947	$—

* See Portfolio of Investments for industry breakout.

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 2.0%
322,426	Lockheed Martin Corp.	$123,579,437

	Air Freight & Logistics — 2.2%
1,482,463	Expeditors International of Washington, Inc.	134,192,551

	Beverages — 4.1%
2,534,890	Coca-Cola (The) Co.	125,147,519
877,313	PepsiCo, Inc.	121,595,582
		246,743,101

	Biotechnology — 9.0%
1,076,941	Alexion Pharmaceuticals, Inc. (a)	123,234,359
456,402	Amgen, Inc.	115,999,132
1,533,122	Gilead Sciences, Inc.	96,877,979
182,632	Regeneron Pharmaceuticals, Inc. (a)	102,233,741
403,161	Vertex Pharmaceuticals, Inc. (a)	109,708,171
		548,053,382

	Chemicals — 2.0%
404,950	Air Products and Chemicals, Inc.	120,618,407

	Commercial Services & Supplies — 2.0%
1,090,368	Waste Management, Inc.	123,396,947

	Communications Equipment — 1.6%
2,529,996	Cisco Systems, Inc.	99,656,543

	Electrical Equipment — 2.1%
1,264,967	AMETEK, Inc.	125,737,720

	Entertainment — 6.0%
857,193	Electronic Arts, Inc. (a)	111,786,539
240,625	Netflix, Inc. (a)	120,319,719
788,038	Take-Two Interactive Software, Inc. (a)	130,199,638
		362,305,896

	Food & Staples Retailing — 4.2%
362,453	Costco Wholesale Corp.	128,670,815
893,877	Walmart, Inc.	125,062,331
		253,733,146

	Food Products — 3.9%
1,822,873	General Mills, Inc.	112,434,807
871,779	Hershey (The) Co.	124,960,802
		237,395,609

	Health Care Providers & Services — 1.8%
1,133,136	AmerisourceBergen Corp.	109,823,541

Shares	Description	Value
	Common Stocks (Continued)
	Household Durables — 1.8%
1,182,015	Garmin Ltd.	$112,125,943

	Household Products — 2.1%
1,391,424	Church & Dwight Co., Inc.	130,390,343

	Industrial Conglomerates — 1.9%
738,345	3M Co.	118,268,102

	Insurance — 4.1%
1,044,234	Marsh & McLennan Cos., Inc.	119,773,640
1,352,296	Progressive (The) Corp.	128,021,862
		247,795,502

	Interactive Media & Services — 4.0%
78,625	Alphabet, Inc., Class A (a)	115,232,800
491,695	Facebook, Inc., Class A (a)	128,774,921
		244,007,721

	Internet & Direct Marketing Retail — 3.8%
39,932	Amazon.com, Inc. (a)	125,735,086
2,034,294	eBay, Inc.	105,986,718
		231,721,804

	IT Services — 4.0%
534,473	Accenture PLC, Class A	120,785,553
608,605	Visa, Inc., Class A	121,702,742
		242,488,295

	Life Sciences Tools & Services — 3.5%
228,706	Bio-Rad Laboratories, Inc., Class A (a)	117,888,795
309,590	Illumina, Inc. (a)	95,688,077
		213,576,872

	Machinery — 2.1%
646,946	Illinois Tool Works, Inc.	124,996,437

	Multiline Retail — 4.7%
626,322	Dollar General Corp.	131,289,617
970,142	Target Corp.	152,719,754
		284,009,371

	Personal Products — 2.1%
597,149	Estee Lauder (The) Cos., Inc., Class A	130,327,769

	Pharmaceuticals — 9.9%
709,378	Eli Lilly and Co.	105,002,131
790,410	Johnson & Johnson	117,676,241
1,478,228	Merck & Co., Inc.	122,619,013
3,279,979	Pfizer, Inc.	120,375,229

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Pharmaceuticals (Continued)
820,219	Zoetis, Inc.	$135,639,616
		601,312,230

	Road & Rail — 2.1%
652,082	Union Pacific Corp.	128,375,383

	Semiconductors & Semiconductor Equipment — 1.9%
1,685,907	Maxim Integrated Products, Inc.	113,984,172

	Software — 4.2%
275,712	Adobe, Inc. (a)	135,217,436
582,288	Microsoft Corp.	122,472,635
		257,690,071

	Technology Hardware, Storage & Peripherals — 2.3%
1,222,364	Apple, Inc.	141,561,975

	Textiles, Apparel & Luxury Goods — 2.5%
1,225,518	NIKE, Inc., Class B	153,851,530

	Trading Companies & Distributors — 2.1%
356,642	W.W. Grainger, Inc.	127,239,166

	Total Investments — 100.0%	6,088,958,966
	(Cost $5,412,110,086) (b)
	Net Other Assets and Liabilities — 0.0%	1,768,705
	Net Assets — 100.0%	$6,090,727,671

(a)	Non-income producing security.
(b)

Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $749,914,625 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $73,065,745. The net unrealized appreciation was $676,848,880.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$6,088,958,966	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Aerospace & Defense — 2.3%
377,380	General Dynamics Corp.	$52,240,713
293,966	L3Harris Technologies, Inc.	49,927,185
137,516	Lockheed Martin Corp.	52,707,133
869,759	Raytheon Technologies Corp.	50,045,933
		204,920,964

	Air Freight & Logistics — 1.2%
512,045	C.H. Robinson Worldwide, Inc.	52,325,878
324,120	United Parcel Service, Inc., Class B	54,008,116
		106,333,994

	Automobiles — 1.2%
2,155,360	Honda Motor Co., Ltd., ADR	51,082,032
397,829	Toyota Motor Corp., ADR	52,688,473
		103,770,505

	Banks — 6.5%
1,060,601	Bank of Hawaii Corp.	53,581,563
877,508	Bank of Montreal	51,255,242
1,273,861	Bank of Nova Scotia (The)	52,877,970
682,477	Canadian Imperial Bank of Commerce	50,994,682
959,788	Commerce Bancshares, Inc.	54,026,467
547,719	JPMorgan Chase & Co.	52,728,908
540,292	M&T Bank Corp.	49,755,490
479,629	PNC Financial Services Group (The), Inc.	52,716,023
736,600	Royal Bank of Canada	51,665,124
1,142,796	Toronto-Dominion (The) Bank	52,842,887
1,443,665	U.S. Bancorp	51,755,390
		574,199,746

	Beverages — 2.4%
958,555	Anheuser-Busch InBev S.A./N.V., ADR	51,646,943
1,063,413	Coca-Cola (The) Co.	52,500,700
406,786	Diageo PLC, ADR	55,998,161
397,765	PepsiCo, Inc.	55,130,229
		215,276,033

	Biotechnology — 1.2%
214,657	Amgen, Inc.	54,557,223
813,003	Gilead Sciences, Inc.	51,373,660
		105,930,883

	Capital Markets — 4.8%
1,536,734	Bank of New York Mellon (The) Corp.	52,771,446
94,470	BlackRock, Inc.	53,238,568
580,031	Cboe Global Markets, Inc.	50,891,920
311,306	CME Group, Inc.	52,084,607
2,597,156	Franklin Resources, Inc.	52,852,125
269,086	Goldman Sachs Group (The), Inc.	54,078,213
922,148	Houlihan Lokey, Inc.	54,452,839

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
418,496	T. Rowe Price Group, Inc.	$53,659,557
		424,029,275

	Chemicals — 2.9%
179,528	Air Products and Chemicals, Inc.	53,474,210
1,089,605	Dow, Inc.	51,265,915
929,209	DuPont de Nemours, Inc.	51,552,515
433,468	International Flavors & Fragrances, Inc.	53,078,157
149,023	NewMarket Corp.	51,013,554
		260,384,351

	Commercial Services & Supplies — 1.2%
555,111	Republic Services, Inc.	51,819,612
456,720	Waste Management, Inc.	51,687,002
		103,506,614

	Communications Equipment — 0.6%
1,337,163	Cisco Systems, Inc.	52,670,851

	Containers & Packaging — 1.2%
430,715	Avery Dennison Corp.	55,062,605
1,038,038	Sonoco Products Co.	53,012,601
		108,075,206

	Diversified Telecommunication Services — 2.3%
1,823,363	AT&T, Inc.	51,984,079
1,264,910	BCE, Inc.	52,455,818
2,986,435	TELUS Corp.	52,591,120
875,740	Verizon Communications, Inc.	52,097,773
		209,128,790

	Electric Utilities — 11.5%
1,008,751	ALLETE, Inc.	52,192,777
1,047,618	Alliant Energy Corp.	54,109,470
657,800	American Electric Power Co., Inc.	53,761,994
1,084,396	Avangrid, Inc.	54,718,622
632,227	Duke Energy Corp.	55,990,023
550,487	Entergy Corp.	54,239,484
1,043,850	Evergy, Inc.	53,048,457
669,094	Eversource Energy	55,902,804
1,328,657	Fortis, Inc.	54,288,925
1,609,215	Hawaiian Electric Industries, Inc.	53,490,307
649,532	IDACORP, Inc.	51,897,607
854,806	MGE Energy, Inc.	53,562,144
189,005	NextEra Energy, Inc.	52,460,228
1,819,550	OGE Energy Corp.	54,568,304
1,438,887	Otter Tail Corp.	52,044,543
737,224	Pinnacle West Capital Corp.	54,960,049
1,990,196	PPL Corp.	54,153,233
984,401	Southern (The) Co.	53,374,222

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities (Continued)
783,354	Xcel Energy, Inc.	$54,059,259
		1,022,822,452

	Electrical Equipment — 2.4%
2,069,901	ABB Ltd., ADR	52,678,981
803,367	Emerson Electric Co.	52,676,774
388,590	Hubbell, Inc.	53,174,656
249,677	Rockwell Automation, Inc.	55,098,720
		213,629,131

	Electronic Equipment, Instruments & Components — 1.2%
2,008,575	Avnet, Inc.	51,901,578
541,693	TE Connectivity Ltd.	52,945,074
		104,846,652

	Equity Real Estate Investment Trusts — 3.0%
602,807	Camden Property Trust	53,637,767
712,373	Federal Realty Investment Trust	52,316,673
461,280	Mid-America Apartment Communities, Inc.	53,485,416
540,683	Prologis, Inc.	54,403,523
241,354	Public Storage	53,754,363
		267,597,742

	Food Products — 4.9%
1,122,402	Archer-Daniels-Midland Co.	52,180,469
1,133,122	Campbell Soup Co.	54,809,111
902,071	General Mills, Inc.	55,639,739
381,044	Hershey (The) Co.	54,618,847
1,077,014	Hormel Foods Corp.	52,655,214
475,480	J.M. Smucker (The) Co.	54,927,450
832,318	Kellogg Co.	53,759,420
934,700	Mondelez International, Inc., Class A	53,698,515
		432,288,765

	Gas Utilities — 4.3%
565,761	Atmos Energy Corp.	54,081,094
694,836	Chesapeake Utilities Corp.	58,574,675
1,923,467	New Jersey Resources Corp.	51,972,078
1,158,517	Northwest Natural Holding Co.	52,585,087
781,478	ONE Gas, Inc.	53,929,797
1,010,707	Spire, Inc.	53,769,612
1,639,022	UGI Corp.	54,054,946
		378,967,289

	Health Care Equipment & Supplies — 0.6%
498,117	Medtronic PLC	51,764,319

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services — 1.1%
886,747	CVS Health Corp.	$51,786,025
441,836	Quest Diagnostics, Inc.	50,585,803
		102,371,828

	Hotels, Restaurants & Leisure — 1.2%
241,221	McDonald’s Corp.	52,945,597
622,280	Starbucks Corp.	53,466,298
		106,411,895

	Household Durables — 0.6%
553,819	Garmin Ltd.	52,535,270

	Household Products — 2.4%
250,336	Clorox (The) Co.	52,613,117
694,281	Colgate-Palmolive Co.	53,563,779
357,872	Kimberly-Clark Corp.	52,843,380
381,851	Procter & Gamble (The) Co.	53,073,470
		212,093,746

	Industrial Conglomerates — 1.2%
323,516	3M Co.	51,820,793
323,496	Honeywell International, Inc.	53,250,676
		105,071,469

	Insurance — 6.5%
1,433,753	Aflac, Inc.	52,116,922
567,237	Allstate (The) Corp.	53,399,691
434,771	Assurant, Inc.	52,742,070
1,173,628	Axis Capital Holdings Ltd.	51,686,577
450,065	Chubb Ltd.	52,261,548
1,712,132	CNA Financial Corp.	51,346,839
258,035	Everest Re Group Ltd.	50,972,234
561,681	Hanover Insurance Group (The), Inc.	52,337,436
1,440,476	Hartford Financial Services Group (The), Inc.	53,095,945
1,293,751	Sun Life Financial, Inc.	52,694,478
476,955	Travelers (The) Cos., Inc.	51,601,761
		574,255,501

	IT Services — 3.0%
895,109	Amdocs Ltd.	51,388,207
398,404	Automatic Data Processing, Inc.	55,573,374
3,835,626	Infosys Ltd., ADR	52,969,995
434,122	International Business Machines Corp.	52,819,624
680,170	Paychex, Inc.	54,257,161
		267,008,361

	Machinery — 3.0%
359,204	Caterpillar, Inc.	53,575,276
256,060	Cummins, Inc.	54,069,630

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
272,587	Illinois Tool Works, Inc.	$52,666,534
588,532	Lincoln Electric Holdings, Inc.	54,168,485
370,444	Snap-on, Inc.	54,503,426
		268,983,351

	Media — 1.2%
1,168,375	Comcast Corp., Class A	54,049,028
2,895,336	Shaw Communications, Inc., Class B	52,839,882
		106,888,910

	Multiline Retail — 0.6%
348,346	Target Corp.	54,836,627

	Multi-Utilities — 7.8%
681,324	Ameren Corp.	53,879,102
1,520,618	Avista Corp.	51,883,486
966,720	Black Hills Corp.	51,709,853
870,195	CMS Energy Corp.	53,438,675
716,681	Consolidated Edison, Inc.	55,757,782
669,525	Dominion Energy, Inc.	52,845,608
469,028	DTE Energy Co.	53,956,981
2,327,367	MDU Resources Group, Inc.	52,365,757
2,351,479	NiSource, Inc.	51,732,538
1,067,106	NorthWestern Corp.	51,904,036
1,020,183	Public Service Enterprise Group, Inc.	56,018,248
447,480	Sempra Energy	52,963,733
550,313	WEC Energy Group, Inc.	53,325,330
		691,781,129

	Personal Products — 0.6%
871,502	Unilever PLC, ADR	53,754,243

	Pharmaceuticals — 5.3%
903,631	Bristol-Myers Squibb Co.	54,479,913
345,301	Eli Lilly and Co.	51,111,454
1,366,207	GlaxoSmithKline PLC, ADR	51,424,031
359,774	Johnson & Johnson	53,563,153
627,969	Merck & Co., Inc.	52,090,029
583,274	Novartis AG, ADR	50,721,507
756,672	Novo Nordisk A/S, ADR	52,535,737
1,449,275	Pfizer, Inc.	53,188,393
1,026,605	Sanofi, ADR	51,504,773
		470,618,990

	Professional Services — 1.2%
1,004,483	Robert Half International, Inc.	53,177,330
677,873	Thomson Reuters Corp.	54,073,929
		107,251,259

	Road & Rail — 0.6%
269,086	Union Pacific Corp.	52,974,961

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 2.4%
458,200	Analog Devices, Inc.	$53,490,268
1,049,935	Intel Corp.	54,365,635
647,759	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	52,513,822
381,099	Texas Instruments, Inc.	54,417,126
		214,786,851

	Specialty Retail — 0.6%
191,673	Home Depot (The), Inc.	53,229,509

	Technology Hardware, Storage & Peripherals — 0.6%
3,222,402	Canon, Inc., ADR	53,459,649

	Trading Companies & Distributors — 1.8%
1,194,027	Fastenal Co.	53,838,677
849,795	MSC Industrial Direct Co., Inc., Class A	53,775,028
226,684	Watsco, Inc.	52,792,437
		160,406,142

	Water Utilities — 1.2%
701,936	American States Water Co.	52,610,103
1,327,979	Essential Utilities, Inc.	53,451,155
		106,061,258

	Wireless Telecommunication Services — 1.2%
1,558,297	China Mobile Ltd., ADR	50,114,832
1,354,513	Rogers Communications, Inc., Class B	53,706,440
		103,821,272

	Total Investments — 99.8%	8,858,745,783
	(Cost $8,735,458,618) (a)
	Net Other Assets and Liabilities — 0.2%	15,356,682
	Net Assets — 100.0%	$8,874,102,465

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $652,387,603 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $529,100,438. The net unrealized appreciation was $123,287,165.

ADR	-	American Depositary Receipt

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,858,745,783	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 1.9%
936	Lockheed Martin Corp.	$358,750
1,075	Northrop Grumman Corp.	339,152
		697,902

	Air Freight & Logistics — 0.9%
3,228	C.H. Robinson Worldwide, Inc.	329,869

	Banks — 1.0%
3,181	First Republic Bank	346,920

	Biotechnology — 5.5%
3,879	AbbVie, Inc.	339,761
1,373	Amgen, Inc.	348,962
1,226	Biogen, Inc. (a)	347,792
5,541	Gilead Sciences, Inc.	350,136
512	Regeneron Pharmaceuticals, Inc. (a)	286,607
1,172	Vertex Pharmaceuticals, Inc. (a)	318,925
		1,992,183

	Capital Markets — 6.6%
3,213	Cboe Global Markets, Inc.	281,909
3,408	Intercontinental Exchange, Inc.	340,970
619	MarketAxess Holdings, Inc.	298,104
1,168	Moody’s Corp.	338,545
1,069	MSCI, Inc.	381,398
1,116	S&P Global, Inc.	402,430
5,759	State Street Corp.	341,681
		2,385,037

	Commercial Services & Supplies — 0.9%
6,287	Rollins, Inc.	340,692

	Diversified Telecommunication Services — 0.9%
5,520	Verizon Communications, Inc.	328,385

	Electric Utilities — 1.0%
4,647	Pinnacle West Capital Corp.	346,434

	Entertainment — 4.1%
4,042	Activision Blizzard, Inc.	327,200
2,823	Electronic Arts, Inc. (a)	368,148
840	Netflix, Inc. (a)	420,025
2,123	Take-Two Interactive Software, Inc. (a)	350,762
		1,466,135

	Equity Real Estate Investment Trusts — 5.6%
2,111	Alexandria Real Estate Equities, Inc.	337,760
1,215	American Tower Corp.	293,702
13,105	Healthpeak Properties, Inc.	355,801
3,473	Prologis, Inc.	349,453
5,864	Realty Income Corp.	356,238
10,235	UDR, Inc.	333,763
		2,026,717

Shares	Description	Value
	Common Stocks (Continued)
	Food & Staples Retailing — 3.2%
1,287	Costco Wholesale Corp.	$456,885
10,203	Kroger (The) Co.	345,984
2,576	Walmart, Inc.	360,408
		1,163,277

	Food Products — 4.8%
6,831	Campbell Soup Co.	330,415
9,570	Conagra Brands, Inc.	341,745
5,710	General Mills, Inc.	352,193
6,956	Hormel Foods Corp.	340,079
1,805	McCormick & Co., Inc.	350,350
		1,714,782

	Gas Utilities — 1.0%
3,566	Atmos Energy Corp.	340,874

	Health Care Equipment & Supplies — 3.0%
922	IDEXX Laboratories, Inc. (a)	362,447
1,918	ResMed, Inc.	328,803
1,476	West Pharmaceutical Services, Inc.	405,752
		1,097,002

	Health Care Providers & Services — 5.7%
3,839	AmerisourceBergen Corp.	372,076
1,312	Anthem, Inc.	352,390
5,877	Centene Corp. (a)	342,805
2,061	Cigna Corp.	349,154
4,999	CVS Health Corp.	291,942
4,203	DaVita, Inc. (a)	359,987
		2,068,354

	Hotels, Restaurants & Leisure — 1.0%
836	Domino’s Pizza, Inc.	355,534

	Household Products — 5.4%
4,958	Church & Dwight Co., Inc.	464,614
1,482	Clorox (The) Co.	311,472
4,397	Colgate-Palmolive Co.	339,229
2,110	Kimberly-Clark Corp.	311,563
3,749	Procter & Gamble (The) Co.	521,073
		1,947,951

	Insurance — 3.1%
3,706	Allstate (The) Corp.	348,883
2,740	Assurant, Inc.	332,390
4,702	Progressive (The) Corp.	445,138
		1,126,411

	Interactive Media & Services — 0.9%
230	Alphabet, Inc., Class C (a)	338,008

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 1.9%
111	Amazon.com, Inc. (a)	$349,509
6,563	eBay, Inc.	341,932
		691,441

	IT Services — 5.9%
3,067	Akamai Technologies, Inc. (a)	339,026
2,976	Broadridge Financial Solutions, Inc.	392,832
3,312	Fiserv, Inc. (a)	341,302
1,955	Jack Henry & Associates, Inc.	317,863
4,032	Leidos Holdings, Inc.	359,453
1,766	VeriSign, Inc. (a)	361,765
		2,112,241

	Life Sciences Tools & Services — 2.0%
2,783	PerkinElmer, Inc.	349,294
818	Thermo Fisher Scientific, Inc.	361,164
		710,458

	Media — 2.0%
621	Charter Communications, Inc., Class A (a)	387,715
7,365	Comcast Corp., Class A	340,705
		728,420

	Metals & Mining — 1.3%
7,348	Newmont Corp.	466,231

	Multiline Retail — 2.0%
1,820	Dollar General Corp.	381,509
2,196	Target Corp.	345,694
		727,203

	Multi-Utilities — 1.8%
4,295	Ameren Corp.	339,648
2,749	Sempra Energy	325,372
		665,020

	Pharmaceuticals — 0.8%
6,352	Perrigo Co. PLC	291,620

	Professional Services — 2.0%
2,304	Equifax, Inc.	361,497
1,922	Verisk Analytics, Inc.	356,166
		717,663

	Semiconductors & Semiconductor Equipment — 7.8%
4,901	Advanced Micro Devices, Inc. (a)	401,833
2,888	Analog Devices, Inc.	337,145
5,365	Applied Materials, Inc.	318,949
5,505	Intel Corp.	285,049

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
1,715	KLA Corp.	$332,264
1,043	Lam Research Corp.	346,015
844	NVIDIA Corp.	456,790
2,402	Texas Instruments, Inc.	342,982
		2,821,027

	Software — 10.4%
1,033	Adobe, Inc. (a)	506,614
1,832	Autodesk, Inc. (a)	423,210
4,100	Cadence Design Systems, Inc. (a)	437,183
2,564	Citrix Systems, Inc.	353,088
2,752	Fortinet, Inc. (a)	324,213
2,647	Microsoft Corp.	556,744
6,537	Oracle Corp.	390,259
779	ServiceNow, Inc. (a)	377,815
1,715	Synopsys, Inc. (a)	366,976
		3,736,102

	Specialty Retail — 2.3%
2,211	Lowe’s Cos., Inc.	366,716
3,134	Tractor Supply Co.	449,228
		815,944

	Technology Hardware, Storage & Peripherals — 1.1%
8,028	Seagate Technology PLC	395,539

	Trading Companies & Distributors — 1.2%
9,330	Fastenal Co.	420,690

	Water Utilities — 1.0%
2,545	American Water Works Co., Inc.	368,720

	Total Investments — 100.0%	36,080,786
	(Cost $35,980,053) (b)
	Net Other Assets and Liabilities — 0.0%	9,761
	Net Assets — 100.0%	$36,090,547

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,014,285 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $913,552. The net unrealized appreciation was $100,733.

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$36,080,786	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.

Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.

IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

The NYSE Arca Biotechnology IndexSM (the "Index") is a trademark of ICE Data Indices, LLC ("IDI") and is licensed for use by First Trust in connection with the Fund. The Fund is not sponsored or endorsed by IDI and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the results to be obtained by any person from the use of the Index in connection with the trading of the Fund. IDI and its third-party suppliers accept no liability in connection with the use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.

NASDAQ® and the Capital Strength IndexSM are trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Value Line® and the Value Line® 100 Index and the Value Line® Dividend Index (“Value Line Indexes”) are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Automobiles — 0.9%
20,460	Tesla, Inc. (a)	$8,777,545

	Beverages — 2.0%
113,186	Monster Beverage Corp. (a)	9,077,517
68,109	PepsiCo, Inc.	9,439,908
		18,517,425

	Biotechnology — 9.9%
79,792	Alexion Pharmaceuticals, Inc. (a)	9,130,599
36,400	Amgen, Inc.	9,251,424
32,819	Biogen, Inc. (a)	9,310,094
114,217	BioMarin Pharmaceutical, Inc. (a)	8,689,629
138,002	Gilead Sciences, Inc.	8,720,346
103,502	Incyte Corp. (a)	9,288,269
130,012	Moderna, Inc. (a)	9,198,349
16,240	Regeneron Pharmaceuticals, Inc. (a)	9,090,827
50,745	Seattle Genetics, Inc. (a)	9,930,289
34,196	Vertex Pharmaceuticals, Inc. (a)	9,305,416
		91,915,242

	Commercial Services & Supplies — 2.0%
27,920	Cintas Corp.	9,292,614
86,708	Copart, Inc. (a)	9,118,213
		18,410,827

	Communications Equipment — 0.9%
223,811	Cisco Systems, Inc.	8,815,915

	Diversified Telecommunication Services — 0.9%
210,328	Liberty Global PLC, Class A (a)	4,418,991
214,019	Liberty Global PLC, Class C (a)	4,394,880
		8,813,871

	Electric Utilities — 2.0%
254,304	Exelon Corp.	9,093,911
133,023	Xcel Energy, Inc.	9,179,917
		18,273,828

	Electronic Equipment, Instruments & Components — 1.0%
78,685	CDW Corp.	9,405,218

	Entertainment — 5.0%
113,129	Activision Blizzard, Inc.	9,157,793
71,650	Electronic Arts, Inc. (a)	9,343,876
19,176	NetEase, Inc., ADR	8,718,752
19,184	Netflix, Inc. (a)	9,592,576
56,291	Take-Two Interactive Software, Inc. (a)	9,300,399
		46,113,396

	Food & Staples Retailing — 2.0%
26,661	Costco Wholesale Corp.	9,464,655

Shares	Description	Value
	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
243,124	Walgreens Boots Alliance, Inc.	$8,733,014
		18,197,669

	Food Products — 2.0%
299,872	Kraft Heinz (The) Co.	8,981,167
158,138	Mondelez International, Inc., Class A	9,085,028
		18,066,195

	Health Care Equipment & Supplies — 4.1%
28,008	Align Technology, Inc. (a)	9,168,699
23,179	DexCom, Inc. (a)	9,555,079
25,458	IDEXX Laboratories, Inc. (a)	10,007,794
13,594	Intuitive Surgical, Inc. (a)	9,645,487
		38,377,059

	Health Care Technology — 1.0%
127,846	Cerner Corp.	9,241,987

	Hotels, Restaurants & Leisure — 1.9%
88,528	Marriott International, Inc., Class A	8,195,922
104,947	Starbucks Corp.	9,017,046
		17,212,968

	Interactive Media & Services — 3.0%
3,086	Alphabet, Inc., Class A (a)	4,522,842
3,072	Alphabet, Inc., Class C (a)	4,514,611
72,134	Baidu, Inc., ADR (a)	9,131,443
35,276	Facebook, Inc., Class A (a)	9,238,784
		27,407,680

	Internet & Direct Marketing Retail — 8.0%
3,042	Amazon.com, Inc. (a)	9,578,437
5,150	Booking Holdings, Inc. (a)	8,810,002
182,817	eBay, Inc.	9,524,766
95,038	Expedia Group, Inc.	8,714,034
120,750	JD.com, Inc., ADR (a)	9,371,407
8,992	MercadoLibre, Inc. (a)	9,733,660
114,027	Pinduoduo, Inc., ADR (a)	8,455,102
305,269	Trip.com Group Ltd., ADR (a)	9,506,077
		73,693,485

	IT Services — 6.0%
66,087	Automatic Data Processing, Inc.	9,218,476
129,841	Cognizant Technology Solutions Corp., Class A	9,013,562
87,175	Fiserv, Inc. (a)	8,983,384
113,662	Paychex, Inc.	9,066,818
51,648	PayPal Holdings, Inc. (a)	10,176,205
43,639	VeriSign, Inc. (a)	8,939,449
		55,397,894

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services — 1.0%
30,155	Illumina, Inc. (a)	$9,320,307

	Machinery — 1.0%
105,676	PACCAR, Inc.	9,012,049

	Media — 3.9%
14,440	Charter Communications, Inc., Class A (a)	9,015,470
198,824	Comcast Corp., Class A	9,197,598
160,302	Fox Corp., Class A	4,461,205
160,015	Fox Corp., Class B	4,475,619
1,732,139	Sirius XM Holdings, Inc.	9,284,265
		36,434,157

	Multiline Retail — 1.0%
101,287	Dollar Tree, Inc. (a)	9,251,555

	Professional Services — 1.0%
49,260	Verisk Analytics, Inc.	9,128,371

	Road & Rail — 0.9%
111,961	CSX Corp.	8,696,011

	Semiconductors & Semiconductor Equipment — 17.1%
119,315	Advanced Micro Devices, Inc. (a)	9,782,637
77,907	Analog Devices, Inc.	9,094,863
160,158	Applied Materials, Inc.	9,521,393
24,588	ASML Holding N.V.	9,079,611
24,909	Broadcom, Inc.	9,074,847
180,427	Intel Corp.	9,342,510
50,035	KLA Corp.	9,693,781
29,192	Lam Research Corp.	9,684,446
134,510	Maxim Integrated Products, Inc.	9,094,221
88,168	Microchip Technology, Inc.	9,060,144
176,563	Micron Technology, Inc. (a)	8,291,398
18,426	NVIDIA Corp.	9,972,520
71,409	NXP Semiconductors N.V.	8,912,557
80,129	QUALCOMM, Inc.	9,429,581
65,881	Skyworks Solutions, Inc.	9,585,685
64,526	Texas Instruments, Inc.	9,213,668
89,300	Xilinx, Inc.	9,308,632
		158,142,494

	Software — 13.5%
19,556	Adobe, Inc. (a)	9,590,849
29,329	ANSYS, Inc. (a)	9,597,329
40,091	Autodesk, Inc. (a)	9,261,422
89,470	Cadence Design Systems, Inc. (a)	9,540,186
75,167	Check Point Software Technologies Ltd. (a)	9,045,597
67,149	Citrix Systems, Inc.	9,247,089
46,761	DocuSign, Inc. (a)	10,064,838

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
29,852	Intuit, Inc.	$9,738,021
44,944	Microsoft Corp.	9,453,071
51,419	Splunk, Inc. (a)	9,673,456
45,344	Synopsys, Inc. (a)	9,702,709
45,066	Workday, Inc., Class A (a)	9,695,049
21,195	Zoom Video Communications, Inc., Class A (a)	9,963,981
		124,573,597

	Specialty Retail — 2.9%
19,351	O’Reilly Automotive, Inc. (a)	8,922,359
96,995	Ross Stores, Inc.	9,051,573
38,570	Ulta Beauty, Inc. (a)	8,638,909
		26,612,841

	Technology Hardware, Storage & Peripherals — 2.0%
83,277	Apple, Inc.	9,644,310
240,626	Western Digital Corp.	8,794,880
		18,439,190

	Textiles, Apparel & Luxury Goods — 1.1%
30,319	Lululemon Athletica, Inc. (a)	9,986,169

	Trading Companies & Distributors — 1.0%
204,155	Fastenal Co.	9,205,349

	Wireless Telecommunication Services — 1.0%
81,921	T-Mobile US, Inc. (a)	9,368,486

	Total Investments — 100.0%	924,808,780
	(Cost $768,669,623) (b)
	Net Other Assets and Liabilities — 0.0%	56,946
	Net Assets — 100.0%	$924,865,726

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $188,365,944 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,226,787. The net unrealized appreciation was $156,139,157.

ADR	-	American Depositary Receipt

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$924,808,780	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Communications Equipment — 2.4%
1,669,497	Cisco Systems, Inc.	$65,761,487

	Electronic Equipment, Instruments & Components — 2.6%
591,319	CDW Corp.	70,680,360

	Entertainment — 2.3%
142,650	NetEase, Inc., ADR	64,858,676

	Health Care Technology — 2.5%
952,135	Cerner Corp.	68,829,839

	Interactive Media & Services — 7.4%
23,028	Alphabet, Inc., Class A (a)	33,749,837
22,944	Alphabet, Inc., Class C (a)	33,718,502
537,386	Baidu, Inc., ADR (a)	68,027,694
264,177	Facebook, Inc., Class A (a)	69,187,956
		204,683,989

	IT Services — 4.8%
965,983	Cognizant Technology Solutions Corp., Class A	67,058,540
325,019	VeriSign, Inc. (a)	66,580,142
		133,638,682

	Semiconductors & Semiconductor Equipment — 42.4%
888,133	Advanced Micro Devices, Inc. (a)	72,818,025
579,186	Analog Devices, Inc.	67,614,174
1,191,194	Applied Materials, Inc.	70,816,483
182,988	ASML Holding N.V.	67,571,979
184,949	Broadcom, Inc.	67,380,620
1,342,923	Intel Corp.	69,536,553
371,898	KLA Corp.	72,051,518
217,275	Lam Research Corp.	72,080,981
1,008,657	Maxim Integrated Products, Inc.	68,195,300
655,491	Microchip Technology, Inc.	67,358,255
1,312,926	Micron Technology, Inc. (a)	61,655,005
137,026	NVIDIA Corp.	74,161,212
531,027	NXP Semiconductors N.V.	66,277,480
602,697	QUALCOMM, Inc.	70,925,383
489,686	Skyworks Solutions, Inc.	71,249,313
480,180	Texas Instruments, Inc.	68,564,902
663,944	Xilinx, Inc.	69,209,522
		1,177,466,705

	Software — 30.6%
142,686	Adobe, Inc. (a)	69,977,495
218,482	ANSYS, Inc. (a)	71,493,865
296,329	Autodesk, Inc. (a)	68,454,962
667,112	Cadence Design Systems, Inc. (a)	71,134,152
565,361	Check Point Software Technologies Ltd. (a)	68,035,543

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
499,894	Citrix Systems, Inc.	$68,840,403
342,362	DocuSign, Inc. (a)	73,689,997
222,657	Intuit, Inc.	72,632,940
332,914	Microsoft Corp.	70,021,802
382,147	Splunk, Inc. (a)	71,893,315
338,089	Synopsys, Inc. (a)	72,344,284
332,814	Workday, Inc., Class A (a)	71,598,276
		850,117,034

	Technology Hardware, Storage & Peripherals — 5.0%
624,416	Apple, Inc.	72,313,617
1,791,528	Western Digital Corp.	65,480,348
		137,793,965

	Total Investments — 100.0%	2,773,830,737
	(Cost $2,122,837,925) (b)
	Net Other Assets and Liabilities — 0.0%	193,165
	Net Assets — 100.0%	$2,774,023,902

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $690,104,335 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $39,111,523. The net unrealized appreciation was $650,992,812.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,773,830,737	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Automobiles — 1.6%
4,406	Tesla, Inc. (b)	$1,890,218

	Beverages — 3.3%
24,532	Monster Beverage Corp. (b)	1,967,466
14,761	PepsiCo, Inc.	2,045,875
		4,013,341

	Biotechnology — 16.6%
17,134	Alexion Pharmaceuticals, Inc. (b)	1,960,644
7,879	Amgen, Inc.	2,002,527
7,120	Biogen, Inc. (b)	2,019,801
24,641	BioMarin Pharmaceutical, Inc. (b)	1,874,687
29,950	Gilead Sciences, Inc.	1,892,540
22,532	Incyte Corp. (b)	2,022,022
27,887	Moderna, Inc. (b)	1,973,005
3,526	Regeneron Pharmaceuticals, Inc. (b)	1,973,784
10,769	Seattle Genetics, Inc. (b)	2,107,386
7,342	Vertex Pharmaceuticals, Inc. (b)	1,997,905
		19,824,301

	Commercial Services & Supplies — 3.4%
6,122	Cintas Corp.	2,037,585
18,824	Copart, Inc. (b)	1,979,532
		4,017,117

	Diversified Telecommunication Services — 1.6%
45,557	Liberty Global PLC, Class A (b)	957,153
46,365	Liberty Global PLC, Class C (b)	952,105
		1,909,258

	Electric Utilities — 3.3%
55,560	Exelon Corp.	1,986,826
28,992	Xcel Energy, Inc.	2,000,738
		3,987,564

	Entertainment — 6.8%
24,329	Activision Blizzard, Inc.	1,969,432
15,509	Electronic Arts, Inc. (b)	2,022,529
4,169	Netflix, Inc. (b)	2,084,625
12,294	Take-Two Interactive Software, Inc. (b)	2,031,215
		8,107,801

	Food & Staples Retailing — 3.3%
5,790	Costco Wholesale Corp.	2,055,450
52,750	Walgreens Boots Alliance, Inc.	1,894,780
		3,950,230

	Food Products — 3.3%
65,517	Kraft Heinz (The) Co.	1,962,234
34,336	Mondelez International, Inc., Class A	1,972,603
		3,934,837

Shares	Description	Value
	Common Stocks (a) (Continued)
	Health Care Equipment & Supplies — 7.0%
6,079	Align Technology, Inc. (b)	$1,990,022
5,034	DexCom, Inc. (b)	2,075,166
5,522	IDEXX Laboratories, Inc. (b)	2,170,753
2,972	Intuitive Surgical, Inc. (b)	2,108,753
		8,344,694

	Hotels, Restaurants & Leisure — 3.1%
19,508	Marriott International, Inc., Class A	1,806,051
22,937	Starbucks Corp.	1,970,747
		3,776,798

	Internet & Direct Marketing Retail — 13.4%
660	Amazon.com, Inc. (b)	2,078,162
1,125	Booking Holdings, Inc. (b)	1,924,515
40,084	eBay, Inc.	2,088,377
20,773	Expedia Group, Inc.	1,904,676
26,161	JD.com, Inc., ADR (b)	2,030,355
1,950	MercadoLibre, Inc. (b)	2,110,836
24,414	Pinduoduo, Inc., ADR (b)	1,810,298
66,267	Trip.com Group Ltd., ADR (b)	2,063,554
		16,010,773

	IT Services — 6.8%
14,424	Automatic Data Processing, Inc.	2,012,004
18,894	Fiserv, Inc. (b)	1,947,027
24,654	Paychex, Inc.	1,966,649
11,067	PayPal Holdings, Inc. (b)	2,180,531
		8,106,211

	Life Sciences Tools & Services — 1.7%
6,594	Illumina, Inc. (b)	2,038,074

	Machinery — 1.6%
23,130	PACCAR, Inc.	1,972,526

	Media — 6.6%
3,128	Charter Communications, Inc., Class A (b)	1,952,936
43,139	Comcast Corp., Class A	1,995,610
34,703	Fox Corp., Class A	965,784
34,641	Fox Corp., Class B	968,909
377,613	Sirius XM Holdings, Inc.	2,024,006
		7,907,245

	Multiline Retail — 1.7%
22,137	Dollar Tree, Inc. (b)	2,021,994

	Professional Services — 1.6%
10,689	Verisk Analytics, Inc.	1,980,779

	Road & Rail — 1.6%
24,319	CSX Corp.	1,888,857

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Software — 1.7%
4,441	Zoom Video Communications, Inc., Class A (b)	$2,087,758

	Specialty Retail — 4.8%
4,200	O’Reilly Automotive, Inc. (b)	1,936,536
21,051	Ross Stores, Inc.	1,964,479
8,360	Ulta Beauty, Inc. (b)	1,872,473
		5,773,488

	Textiles, Apparel & Luxury Goods — 1.8%
6,584	Lululemon Athletica, Inc. (b)	2,168,572

	Trading Companies & Distributors — 1.7%
44,234	Fastenal Co.	1,994,511

	Wireless Telecommunication Services — 1.7%
17,598	T-Mobile US, Inc. (b)	2,012,507

	Total Common Stocks — 100.0%	119,719,454
	(Cost $95,289,040)

	Money Market Funds — 0.1%
69,830	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	69,830
	(Cost $69,830)

	Total Investments — 100.1%	119,789,284
	(Cost $95,358,870) (d)
	Net Other Assets and Liabilities — (0.1)%	(72,229)
	Net Assets — 100.0%	$119,717,055

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2020.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,333,698 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,903,284. The net unrealized appreciation was $24,430,414.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$119,719,454	$—	$—
Money Market Funds	69,830	—	—
Total Investments	$119,789,284	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Auto Components — 1.6%
342,927	Workhorse Group, Inc. (a) (b)	$8,669,195

	Automobiles — 15.2%
2,211,187	NIO, Inc., ADR (b)	46,921,388
84,442	Tesla, Inc. (b)	36,226,463
		83,147,851

	Chemicals — 6.9%
322,438	Albemarle Corp.	28,787,264
479,502	Livent Corp. (b)	4,301,133
138,321	Sociedad Quimica y Minera de Chile S.A., ADR (a)	4,484,367
		37,572,764

	Construction & Engineering — 0.6%
97,465	Ameresco, Inc., Class A (b)	3,255,331

	Electrical Equipment — 18.8%
129,955	Acuity Brands, Inc.	13,300,894
75,525	American Superconductor Corp. (b)	1,093,602
801,515	Ballard Power Systems, Inc. (a) (b)	12,102,877
338,227	Bloom Energy Corp., Class A (a) (b)	6,077,939
139,268	EnerSys	9,347,668
754,086	FuelCell Energy, Inc. (a) (b)	1,613,744
85,879	LSI Industries, Inc.	579,683
100,410	Orion Energy Systems, Inc. (b)	760,104
1,317,157	Plug Power, Inc. (b)	17,663,075
372,017	Sunrun, Inc. (b)	28,671,350
115,887	TPI Composites, Inc. (b)	3,356,088
102,642	Vicor Corp. (b)	7,978,363
		102,545,387

	Electronic Equipment, Instruments & Components — 4.0%
132,233	Itron, Inc. (b)	8,031,832
79,806	Littelfuse, Inc.	14,152,796
		22,184,628

	Independent Power and Renewable Electricity Producers — 13.3%
333,116	Atlantica Sustainable Infrastructure PLC	9,530,449
463,019	Brookfield Renewable Partners, L.P. (c)	24,331,649
264,266	Clearway Energy, Inc., Class C	7,124,611
214,847	NextEra Energy Partners, L.P. (c) (d)	12,882,226
167,431	Ormat Technologies, Inc.	9,896,846
289,262	Sunnova Energy International, Inc. (b)	8,796,458
		72,562,239

Shares	Description	Value
	Common Stocks (Continued)
	Metals & Mining — 0.6%
295,210	Lithium Americas Corp. (a) (b)	$3,362,442

	Mortgage Real Estate Investment Trusts — 1.9%
244,127	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,319,248

	Oil, Gas & Consumable Fuels — 1.2%
128,827	Renewable Energy Group, Inc. (b)	6,881,938

	Semiconductors & Semiconductor Equipment — 35.6%
125,674	Advanced Energy Industries, Inc. (b)	7,909,921
193,577	Canadian Solar, Inc. (b)	6,794,553
333,431	Cree, Inc. (b)	21,252,892
38,086	Daqo New Energy Corp., ADR (b)	5,150,751
382,013	Enphase Energy, Inc. (b)	31,550,454
274,701	First Solar, Inc. (b)	18,185,206
115,414	JinkoSolar Holding Co., Ltd., ADR (a) (b)	4,588,861
984,533	ON Semiconductor Corp. (b)	21,354,521
195,668	Power Integrations, Inc.	10,840,007
151,941	SolarEdge Technologies, Inc. (b)	36,215,137
557,649	SunPower Corp. (a) (b)	6,976,189
119,881	Universal Display Corp.	21,667,292
162,684	Veeco Instruments, Inc. (b)	1,898,522
		194,384,306

	Specialty Retail — 0.2%
103,693	Blink Charging Co. (a) (b)	1,069,075

	Total Common Stocks — 99.9%	545,954,404
	(Cost $404,505,802)

	Money Market Funds — 0.3%
1,296,808	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (e) (f)	1,296,808
	(Cost $1,296,808)

Principal Value	Description	Value
	Repurchase Agreements — 6.1%
$33,398,967	JPMorgan Chase & Co., 0.05% (e), dated 09/30/20, due 10/01/20, with a maturity value of $33,399,013. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 02/28/25. The value of the collateral including accrued interest is $34,056,405. (f)	33,398,967
	(Cost $33,398,967)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Description	Value
Total Investments — 106.3%	$580,650,179
(Cost $439,201,577) (g)
Net Other Assets and Liabilities — (6.3)%	(34,229,144)
Net Assets — 100.0%	$546,421,035

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $33,784,409 and the total value of the collateral held by the Fund is $34,695,775.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	NextEra Energy Partners, L.P. is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of September 30, 2020.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $148,683,364 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,234,762. The net unrealized appreciation was $141,448,602.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$545,954,404	$—	$—
Money Market Funds	1,296,808	—	—
Repurchase Agreements	—	33,398,967	—
Total Investments	$547,251,212	$33,398,967	$—

* See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.5%
	Diversified REITs — 4.4%
4,622	American Assets Trust, Inc.	$111,344
44,627	Colony Capital, Inc.	121,832
13,059	Empire State Realty Trust, Inc., Class A	79,921
8,623	Essential Properties Realty Trust, Inc.	157,973
3,156	Gladstone Commercial Corp.	53,179
8,295	Global Net Lease, Inc.	131,891
1,478	One Liberty Properties, Inc.	24,180
1,860	PS Business Parks, Inc.	227,645
21,143	STORE Capital Corp.	579,952
99,919	VEREIT, Inc.	649,474
7,633	Washington Real Estate Investment Trust	153,652
16,120	WP Carey, Inc.	1,050,379
		3,341,422

	Health Care REITs — 11.6%
8,874	CareTrust REIT, Inc.	157,913
1,980	Community Healthcare Trust, Inc.	92,585
22,057	Diversified Healthcare Trust	77,641
3,859	Global Medical REIT, Inc.	52,096
12,611	Healthcare Realty Trust, Inc.	379,843
20,258	Healthcare Trust of America, Inc., Class A	526,708
49,899	Healthpeak Properties, Inc.	1,354,758
3,638	LTC Properties, Inc.	126,821
49,019	Medical Properties Trust, Inc.	864,205
4,139	National Health Investors, Inc.	249,457
7,157	New Senior Investment Group, Inc.	28,628
21,039	Omega Healthcare Investors, Inc.	629,908
19,294	Physicians Realty Trust	345,556
19,054	Sabra Health Care REIT, Inc.	262,659
1,187	Universal Health Realty Income Trust	67,647
34,583	Ventas, Inc.	1,451,103
38,681	Welltower, Inc.	2,130,936
		8,798,464

	Hotel & Resort REITs — 2.9%
19,243	Apple Hospitality REIT, Inc.	184,925
4,353	Chatham Lodging Trust	33,170
3,612	CorePoint Lodging, Inc.	19,685
18,494	DiamondRock Hospitality Co.	93,765
3,380	Hersha Hospitality Trust	18,725
65,374	Host Hotels & Resorts, Inc.	705,385
21,839	Park Hotels & Resorts, Inc.	218,172
12,130	Pebblebrook Hotel Trust	151,989
15,303	RLJ Lodging Trust	132,524
5,096	Ryman Hospitality Properties, Inc.	187,533
15,257	Service Properties Trust	121,293
9,797	Summit Hotel Properties, Inc.	50,748
19,988	Sunstone Hotel Investors, Inc.	158,705
10,542	Xenia Hotels & Resorts, Inc.	92,559
		2,169,178

Shares	Description	Value
	Common Stocks (Continued)
	Industrial REITs — 15.6%
18,875	Americold Realty Trust	$674,782
34,349	Duke Realty Corp.	1,267,478
3,646	EastGroup Properties, Inc.	471,537
11,791	First Industrial Realty Trust, Inc.	469,282
6,045	Industrial Logistics Properties Trust	132,204
2,011	Innovative Industrial Properties, Inc.	249,585
25,656	Lexington Realty Trust	268,105
9,082	Monmouth Real Estate Investment Corp.	125,786
2,182	Plymouth Industrial REIT, Inc.	26,926
68,479	Prologis, Inc.	6,890,357
11,475	Rexford Industrial Realty, Inc.	525,096
13,825	STAG Industrial, Inc.	421,524
6,333	Terreno Realty Corp.	346,795
		11,869,457

	Office REITs — 9.6%
10,872	Alexandria Real Estate Equities, Inc.	1,739,520
13,128	Boston Properties, Inc.	1,054,178
15,811	Brandywine Realty Trust	163,486
1,046	CIM Commercial Trust Corp.	10,313
4,023	City Office REIT, Inc.	30,253
10,610	Columbia Property Trust, Inc.	115,755
10,399	Corporate Office Properties Trust	246,664
13,771	Cousins Properties, Inc.	393,713
15,281	Douglas Emmett, Inc.	383,553
7,387	Easterly Government Properties, Inc.	165,543
11,264	Equity Commonwealth	299,960
8,954	Franklin Street Properties Corp.	32,772
9,631	Highwoods Properties, Inc.	323,313
14,215	Hudson Pacific Properties, Inc.	311,735
10,417	JBG SMITH Properties	278,551
9,716	Kilroy Realty Corp.	504,843
7,988	Mack-Cali Realty Corp.	100,809
4,470	Office Properties Income Trust	92,618
15,623	Paramount Group, Inc.	110,611
11,682	Piedmont Office Realty Trust, Inc., Class A	158,525
6,790	SL Green Realty Corp.	314,852
14,529	Vornado Realty Trust	489,773
		7,321,340

	Residential REITs — 17.7%
12,758	American Campus Communities, Inc.	445,509
24,710	American Homes 4 Rent, Class A	703,741
13,799	Apartment Investment & Management Co., Class A	465,302
13,046	AvalonBay Communities, Inc.	1,948,290
2,282	Bluerock Residential Growth REIT, Inc.	17,298
1,037	BRT Apartments Corp.	12,216
9,028	Camden Property Trust	803,311
1,390	Clipper Realty, Inc.	8,410
15,703	Equity LifeStyle Properties, Inc.	962,594
31,742	Equity Residential	1,629,317

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Residential REITs (Continued)
6,045	Essex Property Trust, Inc.	$1,213,776
4,510	Front Yard Residential Corp.	39,417
8,782	Independence Realty Trust, Inc.	101,783
1,189	Investors Real Estate Trust	77,487
51,958	Invitation Homes, Inc.	1,454,304
10,601	Mid-America Apartment Communities, Inc.	1,229,186
2,027	NexPoint Residential Trust, Inc.	89,897
4,600	Preferred Apartment Communities, Inc., Class A	24,840
9,109	Sun Communities, Inc.	1,280,817
27,351	UDR, Inc.	891,916
3,564	UMH Properties, Inc.	48,257
		13,447,668

	Retail REITs — 10.9%
7,996	Acadia Realty Trust	83,958
4,992	Agree Realty Corp.	317,691
199	Alexander’s, Inc.	48,799
10,060	American Finance Trust, Inc.	63,076
27,482	Brixmor Property Group, Inc.	321,265
6,380	Federal Realty Investment Trust	468,547
3,263	Getty Realty Corp.	84,871
40,091	Kimco Realty Corp.	451,425
7,806	Kite Realty Group Trust	90,393
10,391	Macerich (The) Co.	70,555
16,086	National Retail Properties, Inc.	555,128
6,052	Pennsylvania Real Estate Investment Trust	3,352
31,983	Realty Income Corp.	1,942,967
14,623	Regency Centers Corp.	555,966
10,931	Retail Opportunity Investments Corp.	113,846
19,860	Retail Properties of America, Inc., Class A	115,387
1,507	Retail Value, Inc.	18,943
7,503	RPT Realty	40,816
1,183	Saul Centers, Inc.	31,444
3,331	Seritage Growth Properties, Class A (a)	44,802
28,355	Simon Property Group, Inc.	1,834,001
13,968	SITE Centers Corp.	100,570
9,551	Spirit Realty Capital, Inc.	322,346
8,664	Tanger Factory Outlet Centers, Inc.	52,244
5,721	Taubman Centers, Inc.	190,452
10,168	Urban Edge Properties	98,833
2,780	Urstadt Biddle Properties, Inc., Class A	25,576
17,404	Washington Prime Group, Inc.	11,267
11,162	Weingarten Realty Investors	189,308
3,690	Whitestone REIT	22,140
		8,269,968

	Specialized REITs — 26.8%
11,089	CoreCivic, Inc.	88,712

Shares	Description	Value
	Common Stocks (Continued)
	Specialized REITs (Continued)
3,943	CoreSite Realty Corp.	$468,744
17,959	CubeSmart	580,255
10,833	CyrusOne, Inc.	758,635
24,934	Digital Realty Trust, Inc.	3,659,314
6,916	EPR Properties	190,190
8,209	Equinix, Inc.	6,239,907
11,964	Extra Space Storage, Inc.	1,280,028
2,469	Farmland Partners, Inc.	16,443
6,520	Four Corners Property Trust, Inc.	166,847
19,230	Gaming and Leisure Properties, Inc.	710,164
11,247	GEO Group (The), Inc.	127,541
1,817	Gladstone Land Corp.	27,291
26,710	Iron Mountain, Inc.	715,561
4,349	Life Storage, Inc.	457,819
5,739	National Storage Affiliates Trust	187,723
14,097	Public Storage	3,139,684
5,682	QTS Realty Trust, Inc., Class A	358,080
1,279	Safehold, Inc.	79,426
49,468	VICI Properties, Inc.	1,156,067
		20,408,431

	Total Common Stocks — 99.5%	75,625,928
	(Cost $101,197,030)

	Money Market Funds — 0.1%
104,254	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	104,254
	(Cost $104,254)

	Total Investments — 99.6%	75,730,182
	(Cost $101,301,284) (c)
	Net Other Assets and Liabilities — 0.4%	267,999
	Net Assets — 100.0%	$75,998,181

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,477,010 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,048,112. The net unrealized depreciation was $25,571,102.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$75,625,928	$—	$—
Money Market Funds	104,254	—	—
Total Investments	$75,730,182	$—	$—
* See Portfolio of Investments for Subindustry breakout.

First Trust Water ETF (FIW)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Beverages — 2.1%
773,829	Primo Water Corp.	$10,988,372

	Building Products — 7.1%
378,302	A.O. Smith Corp.	19,974,346
286,210	Advanced Drainage Systems, Inc.	17,870,952
		37,845,298

	Chemicals — 4.0%
107,428	Ecolab, Inc.	21,468,411

	Commercial Services & Supplies — 3.6%
200,688	Tetra Tech, Inc.	19,165,704

	Construction & Engineering — 7.7%
468,880	AECOM (a)	19,617,939
408,788	Aegion Corp. (a)	5,776,174
124,982	Valmont Industries, Inc.	15,520,265
		40,914,378

	Construction Materials — 1.1%
499,339	Forterra, Inc. (a)	5,902,187

	Electronic Equipment, Instruments & Components — 4.2%
171,599	Badger Meter, Inc.	11,217,427
177,707	Itron, Inc. (a)	10,793,923
		22,011,350

	Health Care Equipment & Supplies — 8.2%
102,543	Danaher Corp.	22,080,584
54,140	IDEXX Laboratories, Inc. (a)	21,282,976
		43,363,560

	Industrial Conglomerates — 3.7%
49,561	Roper Technologies, Inc.	19,582,047

	Life Sciences Tools & Services — 4.0%
210,834	Agilent Technologies, Inc.	21,281,584

	Machinery — 31.2%
517,399	Evoqua Water Technologies Corp. (a)	10,979,207
624,173	Flowserve Corp.	17,033,681
267,503	Franklin Electric Co., Inc.	15,737,201
207,081	Gorman-Rupp (The) Co.	6,100,606
117,472	IDEX Corp.	21,428,068
66,209	Lindsay Corp.	6,401,086
356,430	Mueller Industries, Inc.	9,644,996
980,183	Mueller Water Products, Inc., Class A	10,184,101
410,400	Pentair PLC	18,784,008
548,307	Rexnord Corp.	16,361,481

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
110,559	Watts Water Technologies, Inc., Class A	$11,072,484
264,055	Xylem, Inc.	22,212,307
		165,939,226

	Multi-Utilities — 4.2%
1,530,871	Algonquin Power & Utilities Corp. (b)	22,258,864

	Water Utilities — 18.9%
208,714	American States Water Co.	15,643,114
149,794	American Water Works Co., Inc.	21,702,155
233,480	California Water Service Group	10,144,706
760,487	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,312,042
498,164	Essential Utilities, Inc.	20,051,101
165,071	Middlesex Water Co.	10,259,163
169,294	SJW Group	10,303,233
145,061	York Water (The) Co.	6,131,728
		100,547,242

	Total Common Stocks — 100.0%	531,268,223
	(Cost $452,492,066)

	Money Market Funds — 0.2%
740,870	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	740,870
213,650	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	213,650
	Total Money Market Funds — 0.2%	954,520
	(Cost $954,520)

Principal Value	Description	Value
	Repurchase Agreements — 3.6%
$19,282,705	JPMorgan Chase & Co., 0.05% (c), dated 09/30/20, due 10/01/20, with a maturity value of $19,282,732. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 02/28/25. The value of the collateral including accrued interest is $19,662,273. (d)	19,282,705
	(Cost $19,282,705)

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Description	Value
Total Investments — 103.8%	$551,505,448
(Cost $472,729,291) (e)
Net Other Assets and Liabilities — (3.8)%	(19,987,695)
Net Assets — 100.0%	$531,517,753

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $19,886,358 and the total value of the collateral held by the Fund is $20,023,575.
(c)	Rate shown reflects yield as of September 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $95,047,783 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,271,626. The net unrealized appreciation was $78,776,157.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$531,268,223	$—	$—
Money Market Funds	954,520	—	—
Repurchase Agreements	—	19,282,705	—
Total Investments	$532,222,743	$19,282,705	$—
* See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Oil, Gas & Consumable Fuels — 99.9%
467,803	Antero Resources Corp. (a)	$1,286,458
217,727	Apache Corp.	2,061,875
930,879	Baytex Energy Corp. (a)	328,228
26,642	Bonanza Creek Energy, Inc. (a)	500,870
157,805	Cabot Oil & Gas Corp.	2,739,495
123,549	Callon Petroleum Co. (a) (b)	595,506
74,814	Cimarex Energy Co.	1,820,225
168,753	CNX Resources Corp. (a)	1,593,028
142,346	Comstock Resources, Inc. (a)	623,476
63,092	Concho Resources, Inc.	2,783,619
95,110	ConocoPhillips	3,123,412
209,671	DCP Midstream, L.P. (c)	2,342,025
264,872	Devon Energy Corp.	2,505,689
76,837	Diamondback Energy, Inc.	2,314,330
279,439	Enable Midstream Partners, L.P. (c)	1,156,877
244,644	Enerplus Corp. (b)	455,038
79,481	EOG Resources, Inc.	2,856,547
159,796	EQT Corp.	2,066,162
71,234	Hess Corp.	2,915,608
37,018	Hess Midstream, L.P., Class A (b) (c)	558,972
171,726	Magnolia Oil & Gas Corp., Class A (a)	887,823
588,629	Marathon Oil Corp.	2,407,493
148,933	Matador Resources Co. (a)	1,230,187
142,935	Murphy Oil Corp.	1,274,980
107,113	Noble Midstream Partners, L.P. (c)	784,067
282,863	Occidental Petroleum Corp.	2,831,459
213,387	Ovintiv, Inc.	1,741,238
246,544	Parsley Energy, Inc., Class A	2,307,652
99,493	PDC Energy, Inc. (a)	1,233,216
34,675	Pioneer Natural Resources Co.	2,981,703
630,700	QEP Resources, Inc.	569,396
278,597	Range Resources Corp.	1,844,312
337,410	SM Energy Co.	536,482
644,724	Southwestern Energy Co. (a)	1,515,101
87,471	TC PipeLines, L.P. (c)	2,237,508
390,072	Tellurian, Inc. (a) (b)	310,809
221,493	Vermilion Energy, Inc. (b)	518,294
265,070	W&T Offshore, Inc. (a) (b)	477,126
387,490	Western Midstream Partners, L.P. (c)	3,099,920
404,667	WPX Energy, Inc. (a)	1,982,868
	Total Common Stocks — 99.9%	65,399,074
	(Cost $79,522,008)

	Money Market Funds — 0.3%
155,413	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	155,413

Shares	Description	Value
	Money Market Funds (Continued)
38,407	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (d)	$38,407
	Total Money Market Funds — 0.3%	193,820
	(Cost $193,820)

Principal Value	Description	Value
	Repurchase Agreements — 3.1%
$2,025,914	JPMorgan Chase & Co., 0.05% (d), dated 09/30/20, due 10/01/20, with a maturity value of $2,025,917. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 02/28/25. The value of the collateral including accrued interest is $2,065,793. (e)	2,025,914
	(Cost $2,025,914)

	Total Investments — 103.3%	67,618,808
	(Cost $81,741,742) (f)
	Net Other Assets and Liabilities — (3.3)%	(2,180,177)
	Net Assets — 100.0%	$65,438,631

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,046,649 and the total value of the collateral held by the Fund is $2,181,327.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Rate shown reflects yield as of September 30, 2020.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,617,326 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,740,260. The net unrealized depreciation was $14,122,934.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
September 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$65,399,074	$—	$—
Money Market Funds	193,820	—	—
Repurchase Agreements	—	2,025,914	—
Total Investments	$65,592,894	$2,025,914	$—
* See Portfolio of Investments for industry breakout.

First Trust Chindia ETF (FNI)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.6%
	Air Freight & Logistics — 0.5%
27,907	ZTO Express Cayman, Inc., ADR	$834,978

	Automobiles — 7.4%
228,723	NIO, Inc., ADR (a)	4,853,502
867,566	Tata Motors Ltd., ADR (a)	7,886,175
		12,739,677

	Banks — 12.6%
221,580	HDFC Bank Ltd., ADR (a)	11,070,137
1,065,368	ICICI Bank Ltd., ADR (a)	10,472,567
		21,542,704

	Biotechnology — 2.1%
5,499	BeiGene Ltd., ADR (a)	1,575,134
8,218	China Biologic Products Holdings, Inc. (a)	913,348
12,235	Zai Lab Ltd., ADR (a)	1,017,585
		3,506,067

	Consumer Finance — 0.5%
111,696	LexinFintech Holdings Ltd., ADR (a)	765,118

	Diversified Consumer Services — 7.6%
29,028	GSX Techedu, Inc., ADR (a) (b)	2,615,713
22,076	New Oriental Education & Technology Group, Inc., ADR (a)	3,300,362
93,808	TAL Education Group, ADR (a)	7,133,160
		13,049,235

	Diversified Telecommunication Services — 1.1%
28,662	China Telecom Corp., Ltd., ADR (b)	860,433
161,978	China Unicom (Hong Kong) Ltd., ADR	1,059,336
		1,919,769

	Entertainment — 10.4%
28,070	Bilibili, Inc., ADR (a)	1,167,712
101,146	DouYu International Holdings Ltd., ADR (a)	1,336,138
281,832	Eros STX Global Corp. (a) (b)	622,849
58,655	HUYA, Inc., ADR (a)	1,404,787
54,872	iQIYI, Inc., ADR (a)	1,239,010
24,207	NetEase, Inc., ADR	11,006,197
70,458	Tencent Music Entertainment Group, ADR (a)	1,040,665
		17,817,358

	Hotels, Restaurants & Leisure — 1.8%
26,917	Huazhu Group Ltd., ADR	1,163,891
56,788	Melco Resorts & Entertainment Ltd., ADR	945,520

Shares	Description	Value
	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
19,644	Yum China Holdings, Inc.	$1,040,150
		3,149,561

	Insurance — 0.6%
96,127	China Life Insurance Co., Ltd., ADR	1,088,158

	Interactive Media & Services — 6.8%
11,833	Autohome, Inc., ADR	1,135,968
49,708	Baidu, Inc., ADR (a)	6,292,536
14,911	JOYY, Inc., ADR	1,202,870
46,924	Momo, Inc., ADR	645,674
29,074	SINA Corp. (a)	1,238,843
29,585	Weibo Corp., ADR (a)	1,077,782
		11,593,673

	Internet & Direct Marketing Retail — 23.3%
44,692	Alibaba Group Holding Ltd., ADR (a)	13,138,554
34,365	Baozun, Inc., ADR (a) (b)	1,116,519
170,600	JD.com, Inc., ADR (a)	13,240,266
170,962	MakeMyTrip Ltd. (a)	2,625,976
79,204	Pinduoduo, Inc., ADR (a)	5,872,976
99,669	Trip.com Group Ltd., ADR (a)	3,103,693
52,498	Vipshop Holdings Ltd., ADR (a)	821,069
		39,919,053

	IT Services — 15.2%
15,971	GDS Holdings Ltd., ADR (a)	1,306,907
1,018,538	Infosys Ltd., ADR	14,066,010
800,060	Wipro Ltd., ADR	3,760,282
109,566	WNS (Holdings) Ltd., ADR (a)	7,007,841
		26,141,040

	Metals & Mining — 2.3%
542,664	Vedanta Ltd., ADR	4,010,287

	Oil, Gas & Consumable Fuels — 1.4%
19,152	China Petroleum & Chemical Corp., ADR	774,890
7,977	CNOOC Ltd., ADR	766,191
26,159	PetroChina Co., Ltd., ADR (b)	770,121
		2,311,202

	Pharmaceuticals — 4.0%
99,109	Dr. Reddy’s Laboratories Ltd., ADR	6,894,022

	Professional Services — 0.6%
14,116	51job, Inc., ADR (a)	1,100,907

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Wireless Telecommunication Services — 1.4%
75,319	China Mobile Ltd., ADR	$2,422,259

	Total Common Stocks — 99.6%	170,805,068
	(Cost $140,681,713)

	Money Market Funds — 0.1%
178,491	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	178,491
	(Cost $178,491)

Principal Value	Description	Value
	Repurchase Agreements — 2.9%
$4,976,240	JPMorgan Chase & Co., 0.05% (c), dated 09/30/20, due 10/01/20, with a maturity value of $4,976,247. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 02/28/25. The value of the collateral including accrued interest is $5,074,194. (d)	4,976,240
	(Cost $4,976,240)

	Total Investments — 102.6%	175,959,799
	(Cost $145,836,444) (e)
	Net Other Assets and Liabilities — (2.6)%	(4,430,457)
	Net Assets — 100.0%	$171,529,342

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,975,006 and the total value of the collateral held by the Fund is $5,154,731.
(c)	Rate shown reflects yield as of September 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $42,255,881 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,132,526. The net unrealized appreciation was $30,123,355.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$170,805,068	$—	$—
Money Market Funds	178,491	—	—
Repurchase Agreements	—	4,976,240	—
Total Investments	$170,983,559	$4,976,240	$—
* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Banks — 88.1%
9,333	1st Source Corp.	$287,830
3,176	ACNB Corp.	66,061
7,463	Allegiance Bancshares, Inc.	174,410
6,865	Altabancorp	138,124
11,455	Amalgamated Bank, Class A	121,194
10,546	Amerant Bancorp, Inc. (a)	98,183
4,005	American National Bankshares, Inc.	83,785
25,381	Ameris Bancorp	578,179
5,649	Arrow Financial Corp.	141,733
7,892	Atlantic Capital Bancshares, Inc. (a)	89,574
28,751	Atlantic Union Bankshares Corp.	614,409
11,931	BancFirst Corp.	487,262
21,036	Bancorp (The), Inc. (a)	181,751
2,824	Bank First Corp. (b)	165,769
4,966	Bank of Marin Bancorp	143,815
47,246	Bank OZK	1,007,285
12,842	Banner Corp.	414,283
25,681	BOK Financial Corp.	1,322,828
30,024	Boston Private Financial Holdings, Inc.	165,732
7,212	Bridge Bancorp, Inc.	125,705
28,827	Brookline Bancorp, Inc.	249,209
7,279	Bryn Mawr Bank Corp.	181,029
7,549	Business First Bancshares, Inc.	113,235
2,530	Cambridge Bancorp	134,495
5,466	Camden National Corp.	165,210
6,129	Capital City Bank Group, Inc.	115,164
8,012	Capstar Financial Holdings, Inc.	78,598
29,082	Cathay General Bancorp	630,498
9,114	CBTX, Inc.	148,923
1,335	Century Bancorp, Inc., Class A	87,763
5,797	Citizens & Northern Corp.	94,143
5,855	City Holding Co.	337,307
5,864	Civista Bancshares, Inc.	73,417
6,173	CNB Financial Corp.	91,793
26,160	Columbia Banking System, Inc.	623,916
40,739	Commerce Bancshares, Inc.	2,293,198
6,502	Community Trust Bancorp, Inc.	183,747
14,520	ConnectOne Bancorp, Inc.	204,296
19,063	CrossFirst Bankshares, Inc. (a)	165,657
49,501	CVB Financial Corp.	823,202
12,075	Dime Community Bancshares, Inc.	136,568
11,772	Eagle Bancorp, Inc.	315,372
9,572	Enterprise Financial Services Corp.	261,028
5,559	Equity Bancshares, Inc., Class A (a)	86,164
10,293	Farmers National Banc Corp.	112,400
5,858	Financial Institutions, Inc.	90,213
10,584	First Bancorp	221,523
7,819	First Bancshares (The), Inc.	163,964
19,913	First Busey Corp.	316,418
3,218	First Citizens BancShares, Inc., Class A	1,025,834
6,469	First Community Bankshares, Inc.	116,765
35,795	First Financial Bancorp	429,719

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
51,881	First Financial Bankshares, Inc.	$1,447,999
5,009	First Financial Corp.	157,283
16,300	First Foundation, Inc.	213,041
47,443	First Hawaiian, Inc.	686,500
15,553	First Interstate BancSystem, Inc., Class A	495,363
19,770	First Merchants Corp.	457,873
6,110	First Mid Bancshares, Inc.	152,444
41,752	First Midwest Bancorp, Inc.	450,087
8,716	First of Long Island (The) Corp.	129,084
10,307	Flushing Financial Corp.	108,430
59,200	Fulton Financial Corp.	552,336
9,679	German American Bancorp, Inc.	262,688
34,850	Glacier Bancorp, Inc.	1,116,942
5,145	Great Southern Bancorp, Inc.	186,352
4,023	Guaranty Bancshares, Inc.	100,132
31,542	Hancock Whitney Corp.	593,305
11,198	Hanmi Financial Corp.	91,936
21,335	HarborOne Bancorp, Inc.	172,173
10,029	HBT Financial, Inc.	112,525
13,471	Heartland Financial USA, Inc.	404,063
21,871	Heritage Commerce Corp.	145,552
13,116	Heritage Financial Corp.	241,203
60,344	Home BancShares, Inc.	914,815
6,217	HomeTrust Bancshares, Inc.	84,427
45,020	Hope Bancorp, Inc.	341,477
16,026	Horizon Bancorp, Inc.	161,702
12,036	Independent Bank Corp.	630,446
7,992	Independent Bank Corp./MI	100,459
15,792	Independent Bank Group, Inc.	697,691
23,109	International Bancshares Corp.	602,221
91,283	Investors Bancorp, Inc.	662,715
18,434	Lakeland Bancorp, Inc.	183,418
9,391	Lakeland Financial Corp.	386,909
13,814	Live Oak Bancshares, Inc.	349,909
12,461	Macatawa Bank Corp.	81,370
5,929	Mercantile Bank Corp.	106,841
8,272	Midland States Bancorp, Inc.	106,295
5,881	MidWestOne Financial Group, Inc.	105,093
15,930	NBT Bancorp, Inc.	427,243
3,805	Nicolet Bankshares, Inc. (a)	207,791
22,047	OceanFirst Financial Corp.	301,823
60,303	Old National Bancorp	757,406
10,808	Old Second Bancorp, Inc.	81,006
8,584	Origin Bancorp, Inc.	183,354
34,464	Pacific Premier Bancorp, Inc.	694,105
42,645	PacWest Bancorp	728,377
6,905	Peapack-Gladstone Financial Corp.	104,611
7,276	Peoples Bancorp, Inc.	138,899
27,703	Pinnacle Financial Partners, Inc.	985,950
30,762	Popular, Inc.	1,115,738
5,455	Preferred Bank	175,215
5,768	QCR Holdings, Inc.	158,101
7,210	RBB Bancorp	81,761

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
2,677	Red River Bancshares, Inc.	$115,111
5,934	Reliant Bancorp, Inc. (b)	86,043
20,522	Renasant Corp.	466,260
6,833	Republic Bancorp, Inc., Class A	192,417
14,337	S&T Bancorp, Inc.	253,622
17,172	Sandy Spring Bancorp, Inc.	396,330
20,130	Seacoast Banking Corp. of Florida (a)	362,944
19,681	ServisFirst Bancshares, Inc.	669,744
5,549	Sierra Bancorp	93,168
39,820	Simmons First National Corp., Class A	631,346
5,558	SmartFinancial, Inc.	75,533
25,905	South State Corp.	1,247,326
2,825	Southern First Bancshares, Inc. (a)	68,224
8,901	Southern National Bancorp of Virginia, Inc.	77,261
12,066	Southside Bancshares, Inc.	294,772
6,335	Spirit of Texas Bancshares, Inc. (a)	70,699
8,285	Stock Yards Bancorp, Inc.	282,021
26,537	TowneBank	435,207
10,870	TriCo Bancshares	266,206
10,906	TriState Capital Holdings, Inc. (a)	144,395
9,077	Triumph Bancorp, Inc. (a)	282,658
23,166	Trustmark Corp.	495,984
17,542	UMB Financial Corp.	859,733
80,440	Umpqua Holdings Corp.	854,273
47,395	United Bankshares, Inc.	1,017,571
31,585	United Community Banks, Inc.	534,734
10,676	Univest Financial Corp.	153,414
147,494	Valley National Bancorp	1,010,334
18,135	Veritex Holdings, Inc.	308,839
6,305	Washington Trust Bancorp, Inc.	193,311
24,550	WesBanco, Inc.	524,388
6,016	West Bancorporation, Inc.	95,293
9,838	Westamerica Bancorporation	534,695
21,040	Wintrust Financial Corp.	842,652
		50,349,667

	IT Services — 0.4%
5,268	Cass Information Systems, Inc.	211,985

	Thrifts & Mortgage Finance — 11.3%
10,535	Bridgewater Bancshares, Inc. (a)	99,977
51,691	Capitol Federal Financial, Inc.	478,917
42,026	Columbia Financial, Inc. (a)	466,489
781	Hingham Institution for Savings	143,704
3,271	Home Bancorp, Inc.	78,995
8,294	HomeStreet, Inc.	213,653
32,698	Kearny Financial Corp.	235,752
19,138	Luther Burbank Corp.	159,802
10,500	Merchants Bancorp	206,955
19,145	Meridian Bancorp, Inc.	198,151

Shares	Description	Value
	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
12,648	Meta Financial Group, Inc.	$243,094
19,405	Northfield Bancorp, Inc.	176,974
46,683	Northwest Bancshares, Inc.	429,484
6,172	PCSB Financial Corp.	74,496
13,623	Premier Financial Corp.	212,178
3,334	Southern Missouri Bancorp, Inc.	78,616
3,475	Territorial Bancorp, Inc.	70,299
102,329	TFS Financial Corp.	1,503,213
35,224	TrustCo Bank Corp. NY	183,869
27,653	Washington Federal, Inc.	576,842
9,463	Waterstone Financial, Inc.	146,582
18,504	WSFS Financial Corp.	499,053
		6,477,095

	Total Common Stocks — 99.8%	57,038,747
	(Cost $96,576,964)

	Money Market Funds — 0.0%
5,465	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	5,465
	(Cost $5,465)

Principal Value	Description	Value
	Repurchase Agreements — 0.3%
$150,810	JPMorgan Chase & Co., 0.05% (c), dated 09/30/20, due 10/01/20, with a maturity value of $150,810. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 02/28/25. The value of the collateral including accrued interest is $153,779. (d)	150,810
	(Cost $150,810)

	Total Investments — 100.1%	57,195,022
	(Cost $96,733,239) (e)
	Net Other Assets and Liabilities — (0.1)%	(60,374)
	Net Assets — 100.0%	$57,134,648

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $153,860 and the total value of the collateral held by the Fund is $156,275.
(c)	Rate shown reflects yield as of September 30, 2020.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,602 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $39,554,819. The net unrealized depreciation was $39,538,217.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$57,038,747	$—	$—
Money Market Funds	5,465	—	—
Repurchase Agreements	—	150,810	—
Total Investments	$57,044,212	$150,810	$—
* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, NASDAQ-100®, NASDAQ-100 Index®, Clean Edge®, OMX®, NASDAQ OMX®, Nasdaq-100 Equal Weighted IndexSM , Nasdaq-100 Ex-Tech Sector IndexSM, ISE Chindia Index TM, ISE Clean Edge Water Index, ISE-Revere Natural Gas TM Index, NASDAQ OMX® ABA Community Bank Index and Nasdaq-100 Technology Sector IndexSM are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The funds have not been passed on by the Corporations as to their legality or suitability. The funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

The S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the index.

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 1.2%
269	AAR Corp.	$5,057
79	Aerojet Rocketdyne Holdings, Inc. (a)	3,151
52	AeroVironment, Inc. (a)	3,121
159	Axon Enterprise, Inc. (a)	14,421
166	BWX Technologies, Inc.	9,348
29	Cubic Corp.	1,687
140	Curtiss-Wright Corp.	13,056
139	General Dynamics Corp.	19,242
197	Howmet Aerospace, Inc.	3,294
54	Huntington Ingalls Industries, Inc.	7,601
100	Kaman Corp.	3,897
309	Maxar Technologies, Inc.	7,707
79	Mercury Systems, Inc. (a)	6,119
131	Moog, Inc., Class A	8,322
48	National Presto Industries, Inc.	3,929
259	Parsons Corp. (a)	8,687
392	Spirit AeroSystems Holdings, Inc., Class A	7,413
20	Teledyne Technologies, Inc. (a)	6,204
380	Textron, Inc.	13,714
24	TransDigm Group, Inc.	11,403
113	Vectrus, Inc. (a)	4,294
		161,667

	Air Freight & Logistics — 0.3%
187	Air Transport Services Group, Inc. (a)	4,686
79	C.H. Robinson Worldwide, Inc.	8,073
64	Echo Global Logistics, Inc. (a)	1,649
82	Expeditors International of Washington, Inc.	7,423
116	Hub Group, Inc., Class A (a)	5,823
202	XPO Logistics, Inc. (a)	17,101
		44,755

	Airlines — 1.5%
431	Alaska Air Group, Inc.	15,788
38	Allegiant Travel Co.	4,552
1,857	Delta Air Lines, Inc.	56,787
495	Hawaiian Holdings, Inc.	6,381
1,433	JetBlue Airways Corp. (a)	16,236
213	SkyWest, Inc.	6,360
1,219	Southwest Airlines Co.	45,712
390	Spirit Airlines, Inc. (a) (b)	6,279
1,204	United Airlines Holdings, Inc. (a)	41,839
		199,934

	Auto Components — 1.1%
669	Aptiv PLC	61,334
443	BorgWarner, Inc.	17,162
201	Cooper Tire & Rubber Co.	6,372
570	Dana, Inc.	7,022
21	Dorman Products, Inc. (a)	1,898
67	Fox Factory Holding Corp. (a)	4,980

Shares	Description	Value
	Common Stocks (Continued)
	Auto Components (Continued)
243	Gentex Corp.	$6,257
36	Gentherm, Inc. (a)	1,472
48	LCI Industries	5,102
143	Lear Corp.	15,594
45	Patrick Industries, Inc.	2,588
67	Standard Motor Products, Inc.	2,992
269	Stoneridge, Inc. (a)	4,942
160	Workhorse Group, Inc. (a) (b)	4,045
		141,760

	Automobiles — 1.4%
2,059	General Motors Co.	60,926
394	Harley-Davidson, Inc.	9,669
241	Tesla, Inc. (a)	103,391
29	Thor Industries, Inc.	2,762
104	Winnebago Industries, Inc.	5,374
		182,122

	Banks — 5.8%
117	1st Source Corp.	3,608
406	Associated Banc-Corp.	5,124
122	BancorpSouth Bank	2,364
877	Bank of America Corp.	21,127
237	Bank OZK	5,053
274	BankUnited, Inc.	6,003
110	Banner Corp.	3,549
504	Berkshire Hills Bancorp, Inc.	5,095
222	BOK Financial Corp.	11,435
807	Boston Private Financial Holdings, Inc.	4,455
138	Brookline Bancorp, Inc.	1,193
211	Cathay General Bancorp	4,575
301	CIT Group, Inc.	5,331
815	Citigroup, Inc.	35,135
1,651	Citizens Financial Group, Inc.	41,737
328	Comerica, Inc.	12,546
105	Commerce Bancshares, Inc.	5,910
127	Community Trust Bancorp, Inc.	3,589
84	Cullen/Frost Bankers, Inc.	5,372
170	Eagle Bancorp, Inc.	4,554
345	East West Bancorp, Inc.	11,295
741	F.N.B. Corp.	5,024
2,161	Fifth Third Bancorp	46,073
994	First BanCorp	5,189
223	First Busey Corp.	3,543
23	First Citizens BancShares, Inc., Class A	7,332
503	First Commonwealth Financial Corp.	3,893
400	First Financial Bancorp	4,802
340	First Foundation, Inc.	4,444
322	First Hawaiian, Inc.	4,659
1,255	First Horizon National Corp.	11,835
90	First Interstate BancSystem, Inc., Class A	2,867
151	First Merchants Corp.	3,497

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
416	First Midwest Bancorp, Inc.	$4,484
98	First Republic Bank	10,688
396	Fulton Financial Corp.	3,695
45	German American Bancorp, Inc.	1,221
138	Great Southern Bancorp, Inc.	4,998
197	Hancock Whitney Corp.	3,706
166	Heartland Financial USA, Inc.	4,979
208	Heritage Financial Corp.	3,825
301	Hilltop Holdings, Inc.	6,195
181	Home BancShares, Inc.	2,744
603	Hope Bancorp, Inc.	4,574
3,459	Huntington Bancshares, Inc.	31,719
69	Independent Bank Group, Inc.	3,048
130	International Bancshares Corp.	3,388
327	Investors Bancorp, Inc.	2,374
2,566	KeyCorp	30,612
365	Lakeland Bancorp, Inc.	3,632
30	Lakeland Financial Corp.	1,236
96	Live Oak Bancshares, Inc.	2,432
301	M&T Bank Corp.	27,719
45	NBT Bancorp, Inc.	1,207
104	OFG Bancorp	1,296
303	Old National Bancorp	3,806
39	Park National Corp.	3,196
1,080	People’s United Financial, Inc.	11,135
297	PNC Financial Services Group (The), Inc.	32,643
336	Popular, Inc.	12,187
32	Preferred Bank	1,028
105	Prosperity Bancshares, Inc.	5,442
3,747	Regions Financial Corp.	43,203
167	Renasant Corp.	3,794
212	Republic Bancorp, Inc., Class A	5,970
178	S&T Bancorp, Inc.	3,149
78	ServisFirst Bancshares, Inc.	2,654
58	Signature Bank	4,813
406	Simmons First National Corp., Class A	6,437
1,067	Sterling Bancorp	11,225
104	Stock Yards Bancorp, Inc.	3,540
58	SVB Financial Group (a)	13,956
609	Synovus Financial Corp.	12,893
106	TCF Financial Corp.	2,476
221	TowneBank	3,624
137	TriCo Bancshares	3,355
277	Truist Financial Corp.	10,540
170	Trustmark Corp.	3,640
566	U.S. Bancorp	20,291
54	UMB Financial Corp.	2,647
50	United Bankshares, Inc.	1,074
1,199	Valley National Bancorp	8,213
437	Webster Financial Corp.	11,541
1,628	Wells Fargo & Co.	38,274
274	WesBanco, Inc.	5,853

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
83	Western Alliance Bancorp	$2,624
127	Wintrust Financial Corp.	5,086
368	Zions Bancorp N.A.	10,753
		773,042

	Beverages — 0.3%
10	Boston Beer (The) Co., Inc., Class A (a)	8,834
76	MGP Ingredients, Inc.	3,020
273	Molson Coors Beverage Co., Class B	9,162
150	Monster Beverage Corp. (a)	12,030
46	National Beverage Corp. (a) (b)	3,128
		36,174

	Biotechnology — 4.4%
212	AbbVie, Inc.	18,569
193	ACADIA Pharmaceuticals, Inc. (a)	7,961
98	Acceleron Pharma, Inc. (a)	11,028
133	Adverum Biotechnologies, Inc. (a)	1,370
353	Agenus, Inc. (a)	1,412
78	Agios Pharmaceuticals, Inc. (a)	2,730
511	Akebia Therapeutics, Inc. (a)	1,283
93	Alexion Pharmaceuticals, Inc. (a)	10,642
106	Alnylam Pharmaceuticals, Inc. (a)	15,434
368	Amicus Therapeutics, Inc. (a)	5,196
89	Arcturus Therapeutics Holdings, Inc. (a)	3,818
281	Arcus Biosciences, Inc. (a)	4,816
602	Ardelyx, Inc. (a)	3,160
217	Arrowhead Pharmaceuticals, Inc. (a)	9,344
60	Assembly Biosciences, Inc. (a)	986
202	Athenex, Inc. (a)	2,444
196	Atreca, Inc., Class A (a)	2,738
1,457	BioCryst Pharmaceuticals, Inc. (a)	5,005
195	Biogen, Inc. (a)	55,318
338	BioMarin Pharmaceutical, Inc. (a)	25,715
18	Blueprint Medicines Corp. (a)	1,669
157	CareDx, Inc. (a)	5,957
24	ChemoCentryx, Inc. (a)	1,315
78	Coherus Biosciences, Inc. (a)	1,431
662	Corbus Pharmaceuticals Holdings, Inc. (a) (b)	1,192
95	CRISPR Therapeutics AG (a)	7,946
283	Cue Biopharma, Inc. (a)	4,259
118	Cytokinetics, Inc. (a)	2,555
219	Dicerna Pharmaceuticals, Inc. (a)	3,940
783	Dynavax Technologies Corp. (a)	3,383
88	Emergent BioSolutions, Inc. (a)	9,093
527	Exelixis, Inc. (a)	12,885
202	Fate Therapeutics, Inc. (a)	8,074
34	FibroGen, Inc. (a)	1,398
211	Flexion Therapeutics, Inc. (a)	2,197
1,274	Geron Corp. (a) (b)	2,217
104	Halozyme Therapeutics, Inc. (a)	2,733
906	ImmunoGen, Inc. (a)	3,262

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Biotechnology (Continued)
78	Immunomedics, Inc. (a)	$6,632
301	Incyte Corp. (a)	27,012
103	Inovio Pharmaceuticals, Inc. (a)	1,195
202	Insmed, Inc. (a)	6,492
264	Intellia Therapeutics, Inc. (a)	5,248
229	Invitae Corp. (a) (b)	9,927
159	Ionis Pharmaceuticals, Inc. (a)	7,545
814	Kadmon Holdings, Inc. (a)	3,191
147	Karyopharm Therapeutics, Inc. (a)	2,146
119	Mersana Therapeutics, Inc. (a)	2,216
146	Moderna, Inc. (a)	10,329
566	NantKwest, Inc. (a)	3,925
84	Natera, Inc. (a)	6,068
84	Neoleukin Therapeutics, Inc. (a)	1,008
128	Neurocrine Biosciences, Inc. (a)	12,308
50	Novavax, Inc. (a)	5,417
157	Protagonist Therapeutics, Inc. (a)	3,069
27	PTC Therapeutics, Inc. (a)	1,262
67	Regeneron Pharmaceuticals, Inc. (a)	37,505
310	Sangamo Therapeutics, Inc. (a)	2,929
78	Sarepta Therapeutics, Inc. (a)	10,954
307	Seattle Genetics, Inc. (a)	60,077
663	Sorrento Therapeutics, Inc. (a) (b)	7,392
143	TG Therapeutics, Inc. (a)	3,827
388	Translate Bio, Inc. (a)	5,281
123	Twist Bioscience Corp. (a)	9,344
89	Ultragenyx Pharmaceutical, Inc. (a)	7,315
129	United Therapeutics Corp. (a)	13,029
607	Vanda Pharmaceuticals, Inc. (a)	5,864
100	Vericel Corp. (a)	1,853
144	Vertex Pharmaceuticals, Inc. (a)	39,185
		584,020

	Building Products — 0.7%
133	A.O. Smith Corp.	7,022
26	AAON, Inc.	1,567
112	Advanced Drainage Systems, Inc.	6,993
31	Allegion PLC	3,066
37	American Woodmark Corp. (a)	2,906
301	Apogee Enterprises, Inc.	6,432
201	Builders FirstSource, Inc. (a)	6,557
20	CSW Industrials, Inc.	1,545
196	Fortune Brands Home & Security, Inc.	16,958
58	Gibraltar Industries, Inc. (a)	3,778
150	Griffon Corp.	2,931
86	JELD-WEN Holding, Inc. (a)	1,944
27	Lennox International, Inc.	7,361
177	PGT Innovations, Inc. (a)	3,101
49	Simpson Manufacturing Co., Inc.	4,761
240	Trex Co., Inc. (a)	17,184
84	UFP Industries, Inc.	4,747
		98,853

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets — 3.9%
126	Affiliated Managers Group, Inc.	$8,616
139	Ameriprise Financial, Inc.	21,421
313	Apollo Global Management, Inc.	14,007
157	Ares Management Corp., Class A	6,346
43	Artisan Partners Asset Management, Inc., Class A	1,677
1,078	Bank of New York Mellon (The) Corp.	37,019
507	BGC Partners, Inc., Class A	1,217
223	Brightsphere Investment Group, Inc.	2,877
112	Carlyle Group (The), Inc.	2,763
61	Cohen & Steers, Inc.	3,400
81	Eaton Vance Corp.	3,090
94	Evercore, Inc., Class A	6,153
29	FactSet Research Systems, Inc.	9,712
234	Federated Hermes, Inc.	5,033
210	Focus Financial Partners, Inc., Class A (a)	6,886
745	Franklin Resources, Inc.	15,161
105	Goldman Sachs Group (The), Inc.	21,102
50	Houlihan Lokey, Inc.	2,952
1,452	Invesco Ltd.	16,567
218	Lazard Ltd., Class A	7,205
159	LPL Financial Holdings, Inc.	12,191
83	MarketAxess Holdings, Inc.	39,972
45	Moelis & Co., Class A	1,581
114	Moody’s Corp.	33,043
647	Morgan Stanley	31,282
67	Morningstar, Inc.	10,761
62	MSCI, Inc.	22,120
262	Nasdaq, Inc.	32,150
23	Piper Sandler Cos.	1,679
108	PJT Partners, Inc., Class A	6,546
136	Raymond James Financial, Inc.	9,895
127	S&P Global, Inc.	45,796
57	SEI Investments Co.	2,891
328	State Street Corp.	19,460
264	Stifel Financial Corp.	13,348
25	StoneX Group, Inc. (a)	1,279
169	T. Rowe Price Group, Inc.	21,669
48	Tradeweb Markets, Inc., Class A	2,784
162	Victory Capital Holdings, Inc., Class A	2,736
24	Virtus Investment Partners, Inc.	3,328
448	Waddell & Reed Financial, Inc., Class A	6,653
		514,368

	Chemicals — 1.9%
121	Albemarle Corp.	10,803
1,301	Amyris, Inc. (a)	3,799
45	Ashland Global Holdings, Inc.	3,191
106	Avient Corp.	2,805
139	Axalta Coating Systems Ltd. (a)	3,082

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Chemicals (Continued)
75	Cabot Corp.	$2,702
109	Celanese Corp.	11,712
180	Eastman Chemical Co.	14,062
256	Element Solutions, Inc. (a)	2,691
63	FMC Corp.	6,672
62	H.B. Fuller Co.	2,838
522	Huntsman Corp.	11,594
402	Kraton Corp. (a)	7,164
225	Livent Corp. (a)	2,018
793	LyondellBasell Industries N.V., Class A	55,899
148	Minerals Technologies, Inc.	7,563
16	NewMarket Corp.	5,477
484	Olin Corp.	5,992
393	Orion Engineered Carbons S.A.	4,916
420	PQ Group Holdings, Inc. (a)	4,309
42	RPM International, Inc.	3,479
120	Scotts Miracle-Gro (The) Co.	18,349
36	Sherwin-Williams (The) Co.	25,083
29	Stepan Co.	3,161
125	Trinseo S.A.	3,205
162	Valvoline, Inc.	3,084
61	W R Grace & Co.	2,458
291	Westlake Chemical Corp.	18,397
		246,505

	Commercial Services & Supplies — 1.0%
978	ACCO Brands Corp.	5,672
783	ADT, Inc.	6,397
372	BrightView Holdings, Inc. (a)	4,241
80	Casella Waste Systems, Inc., Class A (a)	4,468
36	Cimpress PLC (a)	2,706
117	Cintas Corp.	38,941
52	Clean Harbors, Inc. (a)	2,914
57	Healthcare Services Group, Inc.	1,227
136	HNI Corp.	4,268
162	IAA, Inc. (a)	8,435
404	KAR Auction Services, Inc.	5,818
456	Knoll, Inc.	5,499
55	MSA Safety, Inc.	7,379
221	Rollins, Inc.	11,976
576	Steelcase, Inc., Class A	5,823
119	Tetra Tech, Inc.	11,365
8	UniFirst Corp.	1,515
		128,644

	Communications Equipment — 0.3%
288	Ciena Corp. (a)	11,431
149	EchoStar Corp., Class A (a)	3,708
45	F5 Networks, Inc. (a)	5,525
704	Infinera Corp. (a)	4,337
359	Inseego Corp. (a) (b)	3,705

Shares	Description	Value
	Common Stocks (Continued)
	Communications Equipment (Continued)
273	Juniper Networks, Inc.	$5,869
38	Lumentum Holdings, Inc. (a)	2,855
54	NetScout Systems, Inc. (a)	1,179
244	ViaSat, Inc. (a)	8,391
		47,000

	Construction & Engineering — 0.8%
250	Ameresco, Inc., Class A (a)	8,350
132	Arcosa, Inc.	5,820
102	Comfort Systems USA, Inc.	5,254
235	Construction Partners, Inc., Class A (a)	4,277
68	Dycom Industries, Inc. (a)	3,592
189	EMCOR Group, Inc.	12,797
575	Fluor Corp.	5,066
363	Granite Construction, Inc.	6,392
750	Great Lakes Dredge & Dock Corp. (a)	7,133
348	MasTec, Inc. (a)	14,686
55	NV5 Global, Inc. (a)	2,902
391	Primoris Services Corp.	7,054
319	Quanta Services, Inc.	16,862
24	Valmont Industries, Inc.	2,980
113	WillScot Mobile Mini Holdings Corp. (a)	1,885
		105,050

	Construction Materials — 0.1%
622	Forterra, Inc. (a)	7,352
259	Summit Materials, Inc., Class A (a)	4,284
		11,636

	Consumer Finance — 1.7%
630	Ally Financial, Inc.	15,794
333	Capital One Financial Corp.	23,929
30	Credit Acceptance Corp. (a) (b)	10,159
624	Discover Financial Services	36,055
163	Encore Capital Group, Inc. (a)	6,290
32	LendingTree, Inc. (a)	9,820
790	Navient Corp.	6,675
58	Nelnet, Inc., Class A	3,495
679	OneMain Holdings, Inc.	21,219
36	PRA Group, Inc. (a)	1,438
509	Santander Consumer USA Holdings, Inc.	9,259
1,778	SLM Corp.	14,384
2,350	Synchrony Financial	61,500
		220,017

	Containers & Packaging — 0.8%
56	AptarGroup, Inc.	6,339
55	Avery Dennison Corp.	7,031
212	Berry Global Group, Inc. (a)	10,244

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Containers & Packaging (Continued)
96	Crown Holdings, Inc. (a)	$7,379
447	Graphic Packaging Holding Co.	6,298
161	Greif, Inc., Class A	5,830
296	International Paper Co.	12,000
125	Packaging Corp. of America	13,631
95	Sealed Air Corp.	3,687
43	Silgan Holdings, Inc.	1,581
179	Sonoco Products Co.	9,142
553	WestRock Co.	19,211
		102,373

	Distributors — 0.3%
111	Core-Mark Holding Co., Inc.	3,211
477	LKQ Corp. (a)	13,227
57	Pool Corp.	19,069
		35,507

	Diversified Consumer Services — 0.4%
223	Adtalem Global Education, Inc. (a)	5,473
232	Chegg, Inc. (a)	16,574
63	frontdoor, Inc. (a)	2,451
20	Graham Holdings Co., Class B	8,082
31	Grand Canyon Education, Inc. (a)	2,478
102	K12, Inc. (a)	2,687
697	Laureate Education, Inc., Class A (a)	9,256
174	Perdoceo Education Corp. (a)	2,130
9	Strategic Education, Inc.	823
55	WW International, Inc. (a)	1,038
		50,992

	Diversified Financial Services — 0.3%
34	Cannae Holdings, Inc. (a)	1,267
810	Equitable Holdings, Inc.	14,774
1,005	Jefferies Financial Group, Inc.	18,090
201	Voya Financial, Inc.	9,634
		43,765

	Diversified Telecommunication Services — 1.1%
1,378	AT&T, Inc.	39,287
5,193	CenturyLink, Inc.	52,397
220	GCI Liberty, Inc., Class A (a)	18,031
626	Liberty Latin America Ltd., Class C (a)	5,096
567	Verizon Communications, Inc.	33,731
		148,542

	Electric Utilities — 1.8%
229	ALLETE, Inc.	11,848
218	Alliant Energy Corp.	11,260
391	Duke Energy Corp.	34,627
384	Edison International	19,523

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities (Continued)
1,148	Exelon Corp.	$41,052
173	Hawaiian Electric Industries, Inc.	5,751
107	IDACORP, Inc.	8,549
480	NRG Energy, Inc.	14,755
72	Otter Tail Corp.	2,604
171	Pinnacle West Capital Corp.	12,748
163	PNM Resources, Inc.	6,737
299	Portland General Electric Co.	10,615
2,016	PPL Corp.	54,855
		234,924

	Electrical Equipment — 1.3%
131	Acuity Brands, Inc.	13,408
51	Atkore International Group, Inc. (a)	1,159
121	AZZ, Inc.	4,129
383	Bloom Energy Corp., Class A (a) (b)	6,882
238	Eaton Corp. PLC	24,283
168	Emerson Electric Co.	11,016
114	Encore Wire Corp.	5,292
22	EnerSys	1,477
103	Generac Holdings, Inc. (a)	19,945
25	Hubbell, Inc.	3,421
846	Plug Power, Inc. (a)	11,345
48	Regal Beloit Corp.	4,506
147	Rockwell Automation, Inc.	32,440
39	Vicor Corp. (a)	3,031
701	Vivint Solar, Inc. (a)	29,687
		172,021

	Electronic Equipment, Instruments & Components — 1.1%
129	Benchmark Electronics, Inc.	2,599
179	CDW Corp.	21,396
105	Cognex Corp.	6,835
139	CTS Corp.	3,062
95	Dolby Laboratories, Inc., Class A	6,297
59	ePlus, Inc. (a)	4,319
77	FLIR Systems, Inc.	2,760
85	Insight Enterprises, Inc. (a)	4,809
19	IPG Photonics Corp. (a)	3,229
21	Itron, Inc. (a)	1,275
195	Jabil, Inc.	6,681
37	Littelfuse, Inc.	6,562
222	Methode Electronics, Inc.	6,327
81	National Instruments Corp.	2,892
125	nLight, Inc. (a)	2,935
90	PC Connection, Inc.	3,695
20	Plexus Corp. (a)	1,413
222	Sanmina Corp. (a)	6,005
231	ScanSource, Inc. (a)	4,581
104	SYNNEX Corp.	14,566
217	Trimble, Inc. (a)	10,568
468	TTM Technologies, Inc. (a)	5,340
273	Vishay Intertechnology, Inc.	4,251

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
49	Zebra Technologies Corp., Class A (a)	$12,371
		144,768

	Energy Equipment & Services — 0.2%
642	Archrock, Inc.	3,454
1,014	Liberty Oilfield Services, Inc., Class A	8,102
1,201	Patterson-UTI Energy, Inc.	3,423
196	SEACOR Holdings, Inc. (a)	5,699
		20,678

	Entertainment — 1.2%
481	Cinemark Holdings, Inc.	4,810
316	Electronic Arts, Inc. (a)	41,209
599	Glu Mobile, Inc. (a)	4,597
69	Netflix, Inc. (a)	34,502
107	Roku, Inc. (a)	20,202
224	Take-Two Interactive Software, Inc. (a)	37,009
1,638	Zynga, Inc., Class A (a)	14,939
		157,268

	Equity Real Estate Investment Trusts — 2.6%
179	American Campus Communities, Inc.	6,251
232	American Homes 4 Rent, Class A	6,607
86	Americold Realty Trust	3,074
719	Apple Hospitality REIT, Inc.	6,910
67	AvalonBay Communities, Inc.	10,006
255	Brandywine Realty Trust	2,637
975	Brixmor Property Group, Inc.	11,398
69	Camden Property Trust	6,140
742	CoreCivic, Inc.	5,936
26	CoreSite Realty Corp.	3,091
129	CyrusOne, Inc.	9,034
1,256	DiamondRock Hospitality Co.	6,368
1,255	Diversified Healthcare Trust	4,418
88	Duke Realty Corp.	3,247
60	Easterly Government Properties, Inc.	1,345
26	EastGroup Properties, Inc.	3,363
794	Empire State Realty Trust, Inc., Class A	4,859
377	EPR Properties	10,367
550	Equity Commonwealth	14,646
50	Equity LifeStyle Properties, Inc.	3,065
81	First Industrial Realty Trust, Inc.	3,224
91	Gaming and Leisure Properties, Inc.	3,361
470	GEO Group (The), Inc.	5,330
249	Global Net Lease, Inc.	3,959
107	Healthcare Realty Trust, Inc.	3,223
118	Healthcare Trust of America, Inc., Class A	3,068

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,448	Host Hotels & Resorts, Inc.	$15,624
135	Industrial Logistics Properties Trust	2,952
16	Innovative Industrial Properties, Inc.	1,986
20	Investors Real Estate Trust	1,303
120	Iron Mountain, Inc.	3,215
225	iStar, Inc.	2,657
47	Lamar Advertising Co., Class A	3,110
33	Life Storage, Inc.	3,474
803	Macerich (The) Co. (b)	5,452
96	Monmouth Real Estate Investment Corp.	1,330
39	NexPoint Residential Trust, Inc.	1,730
214	Office Properties Income Trust	4,434
540	Paramount Group, Inc.	3,823
508	Pebblebrook Hotel Trust	6,365
22	QTS Realty Trust, Inc., Class A	1,386
126	Rayonier, Inc.	3,331
75	Rexford Industrial Realty, Inc.	3,432
736	RLJ Lodging Trust	6,374
866	Sabra Health Care REIT, Inc.	11,938
979	Service Properties Trust	7,783
686	SITE Centers Corp.	4,939
317	SL Green Realty Corp.	14,699
90	Spirit Realty Capital, Inc.	3,038
107	STAG Industrial, Inc.	3,262
1,171	Summit Hotel Properties, Inc.	6,066
195	Tanger Factory Outlet Centers, Inc.	1,176
446	Uniti Group, Inc.	4,699
1,138	Ventas, Inc.	47,750
409	Vornado Realty Trust	13,787
125	Washington Real Estate Investment Trust	2,516
447	Xenia Hotels & Resorts, Inc.	3,925
		342,483

	Food & Staples Retailing — 1.0%
186	BJ’s Wholesale Club Holdings, Inc. (a)	7,728
63	Casey’s General Stores, Inc.	11,192
136	Grocery Outlet Holding Corp. (a)	5,348
161	Ingles Markets, Inc., Class A	6,124
923	Kroger (The) Co.	31,299
214	Performance Food Group Co. (a)	7,409
46	PriceSmart, Inc.	3,057
131	SpartanNash Co.	2,142
109	Sprouts Farmers Market, Inc. (a)	2,281
475	US Foods Holding Corp. (a)	10,554
1,229	Walgreens Boots Alliance, Inc.	44,146
111	Weis Markets, Inc.	5,328
		136,608

	Food Products — 1.7%
1,044	Archer-Daniels-Midland Co.	48,536
57	B&G Foods, Inc. (b)	1,583

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Food Products (Continued)
93	Beyond Meat, Inc. (a)	$15,444
296	Conagra Brands, Inc.	10,570
635	Darling Ingredients, Inc. (a)	22,879
140	Flowers Foods, Inc.	3,406
226	Fresh Del Monte Produce, Inc.	5,180
50	Freshpet, Inc. (a)	5,582
114	Hostess Brands, Inc. (a)	1,406
151	Ingredion, Inc.	11,428
118	J.M. Smucker (The) Co.	13,631
17	John B Sanfilippo & Son, Inc.	1,281
327	Kraft Heinz (The) Co.	9,794
49	Lamb Weston Holdings, Inc.	3,247
20	Lancaster Colony Corp.	3,576
925	Pilgrim’s Pride Corp. (a)	13,843
2	Seaboard Corp.	5,673
873	Tyson Foods, Inc., Class A	51,926
		228,985

	Gas Utilities — 0.4%
105	Atmos Energy Corp.	10,037
66	National Fuel Gas Co.	2,679
287	New Jersey Resources Corp.	7,755
81	ONE Gas, Inc.	5,590
111	South Jersey Industries, Inc.	2,139
136	Southwest Gas Holdings, Inc.	8,581
143	Spire, Inc.	7,608
295	UGI Corp.	9,729
		54,118

	Health Care Equipment & Supplies — 2.3%
52	ABIOMED, Inc. (a)	14,407
92	Accelerate Diagnostics, Inc. (a) (b)	981
76	Align Technology, Inc. (a)	24,879
93	AtriCure, Inc. (a)	3,711
79	Axonics Modulation Technologies, Inc. (a)	4,032
210	Cerus Corp. (a)	1,315
230	CryoPort, Inc. (a)	10,902
129	DexCom, Inc. (a)	53,178
472	GenMark Diagnostics, Inc. (a)	6,702
131	Globus Medical, Inc., Class A (a)	6,487
15	Heska Corp. (a)	1,482
95	IDEXX Laboratories, Inc. (a)	37,345
48	Insulet Corp. (a)	11,356
48	iRhythm Technologies, Inc. (a)	11,429
55	Masimo Corp. (a)	12,983
52	Nevro Corp. (a)	7,244
56	NuVasive, Inc. (a)	2,720
35	Penumbra, Inc. (a)	6,803
31	Quidel Corp. (a)	6,801
163	ResMed, Inc.	27,943
59	Shockwave Medical, Inc. (a)	4,472
66	Silk Road Medical, Inc. (a)	4,436
113	STAAR Surgical Co. (a)	6,391

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
158	Tandem Diabetes Care, Inc. (a)	$17,933
26	Varian Medical Systems, Inc. (a)	4,472
55	West Pharmaceutical Services, Inc.	15,120
279	Zynex, Inc. (a)	4,869
		310,393

	Health Care Providers & Services — 2.3%
55	Acadia Healthcare Co., Inc. (a)	1,621
63	Amedisys, Inc. (a)	14,895
79	Anthem, Inc.	21,219
14	Chemed Corp.	6,725
167	Cigna Corp.	28,291
642	CVS Health Corp.	37,493
118	DaVita, Inc. (a)	10,107
101	Encompass Health Corp.	6,563
33	Ensign Group (The), Inc.	1,883
77	Guardant Health, Inc. (a)	8,607
107	HealthEquity, Inc. (a)	5,497
161	Henry Schein, Inc. (a)	9,464
134	Humana, Inc.	55,461
54	LHC Group, Inc. (a)	11,478
57	Magellan Health, Inc. (a)	4,319
70	Molina Healthcare, Inc. (a)	12,813
22	National HealthCare Corp.	1,371
199	PetIQ, Inc. (a)	6,551
122	Premier, Inc., Class A	4,005
183	Quest Diagnostics, Inc.	20,952
374	R1 RCM, Inc. (a)	6,414
350	RadNet, Inc. (a)	5,373
480	Surgery Partners, Inc. (a)	10,512
168	Universal Health Services, Inc., Class B	17,979
		309,593

	Health Care Technology — 0.8%
585	Evolent Health, Inc., Class A (a)	7,260
86	HMS Holdings Corp. (a)	2,060
144	Inovalon Holdings, Inc., Class A (a)	3,809
64	Inspire Medical Systems, Inc. (a)	8,259
116	Simulations Plus, Inc.	8,742
51	Tabula Rasa HealthCare, Inc. (a)	2,079
66	Teladoc Health, Inc. (a) (b)	14,470
222	Veeva Systems, Inc., Class A (a)	62,424
		109,103

	Hotels, Restaurants & Leisure — 2.4%
277	Aramark	7,327
58	Brinker International, Inc.	2,478
156	Caesars Entertainment, Inc. (a)	8,745
3,172	Carnival Corp.	48,151
50	Chipotle Mexican Grill, Inc. (a)	62,185
40	Choice Hotels International, Inc.	3,438

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
94	Churchill Downs, Inc.	$15,399
104	Dave & Buster’s Entertainment, Inc. (b)	1,577
25	Domino’s Pizza, Inc.	10,632
48	Dunkin’ Brands Group, Inc.	3,932
142	Hilton Grand Vacations, Inc. (a)	2,979
75	Jack in the Box, Inc.	5,948
38	Marriott Vacations Worldwide Corp.	3,451
3,100	MGM Resorts International	67,425
70	Papa John’s International, Inc.	5,760
52	Planet Fitness, Inc., Class A (a)	3,204
414	Royal Caribbean Cruises Ltd.	26,798
119	Texas Roadhouse, Inc.	7,234
187	Twin River Worldwide Holdings, Inc.	4,912
574	Wendy’s (The) Co.	12,797
50	Wingstop, Inc.	6,833
111	Wyndham Destinations, Inc.	3,414
73	Wyndham Hotels & Resorts, Inc.	3,687
		318,306

	Household Durables — 3.0%
22	Cavco Industries, Inc. (a)	3,967
226	Century Communities, Inc. (a)	9,567
940	D.R. Horton, Inc.	71,092
321	Garmin Ltd.	30,450
586	Green Brick Partners, Inc. (a)	9,435
66	Helen of Troy Ltd. (a)	12,772
101	Installed Building Products, Inc. (a)	10,277
181	KB Home	6,949
154	La-Z-Boy, Inc.	4,871
267	Leggett & Platt, Inc.	10,992
845	Lennar Corp., Class A	69,020
79	LGI Homes, Inc. (a)	9,177
195	M.D.C. Holdings, Inc.	9,185
202	M/I Homes, Inc. (a)	9,302
91	Meritage Homes Corp. (a)	10,046
154	Mohawk Industries, Inc. (a)	15,029
367	PulteGroup, Inc.	16,988
114	Skyline Champion Corp. (a)	3,052
380	Sonos, Inc. (a)	5,768
216	Taylor Morrison Home Corp. (a)	5,311
217	Tempur Sealy International, Inc. (a)	19,354
479	Toll Brothers, Inc.	23,308
61	TopBuild Corp. (a)	10,412
473	TRI Pointe Group, Inc. (a)	8,580
97	Whirlpool Corp.	17,837
		402,741

	Household Products — 0.1%
82	Central Garden & Pet Co., Class A (a)	2,963

Shares	Description	Value
	Common Stocks (Continued)
	Household Products (Continued)
135	Church & Dwight Co., Inc.	$12,651
		15,614

	Independent Power and Renewable Electricity Producers — 0.2%
216	AES (The) Corp.	3,912
120	Clearway Energy, Inc., Class C	3,235
839	Vistra Corp.	15,823
		22,970

	Industrial Conglomerates — 0.3%
26	Carlisle Cos., Inc.	3,182
4,575	General Electric Co.	28,502
72	Honeywell International, Inc.	11,852
		43,536

	Insurance — 5.0%
578	Aflac, Inc.	21,010
6	Alleghany Corp.	3,123
430	Allstate (The) Corp.	40,480
281	American Equity Investment Life Holding Co.	6,179
99	American Financial Group, Inc.	6,631
1,336	American International Group, Inc.	36,780
58	American National Group, Inc.	3,917
23	AMERISAFE, Inc.	1,319
1,454	Arch Capital Group Ltd. (a)	42,530
61	Assurant, Inc.	7,400
640	Assured Guaranty Ltd.	13,747
200	Athene Holding Ltd., Class A (a)	6,816
77	Axis Capital Holdings Ltd.	3,391
562	Brighthouse Financial, Inc. (a)	15,123
230	Brown & Brown, Inc.	10,412
82	Chubb Ltd.	9,522
446	CNO Financial Group, Inc.	7,154
14	eHealth, Inc. (a)	1,106
138	Employers Holdings, Inc.	4,175
33	Erie Indemnity Co., Class A	6,939
45	Everest Re Group Ltd.	8,889
116	FBL Financial Group, Inc., Class A	5,591
1,699	Fidelity National Financial, Inc.	53,196
325	First American Financial Corp.	16,546
126	Globe Life, Inc.	10,067
75	Goosehead Insurance, Inc., Class A	6,494
62	Hanover Insurance Group (The), Inc.	5,777
1,351	Hartford Financial Services Group (The), Inc.	49,798
113	Horace Mann Educators Corp.	3,774
86	Kemper Corp.	5,747
36	Kinsale Capital Group, Inc.	6,846
255	Lincoln National Corp.	7,989
194	Marsh & McLennan Cos., Inc.	22,252
1,141	MetLife, Inc.	42,411
27	National Western Life Group, Inc., Class A	4,935

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
192	Old Republic International Corp.	$2,830
81	Palomar Holdings, Inc. (a)	8,443
27	Primerica, Inc.	3,055
502	Principal Financial Group, Inc.	20,216
130	Progressive (The) Corp.	12,307
513	Prudential Financial, Inc.	32,586
159	Reinsurance Group of America, Inc.	15,135
55	RenaissanceRe Holdings Ltd.	9,336
18	Safety Insurance Group, Inc.	1,244
119	Selective Insurance Group, Inc.	6,127
214	Stewart Information Services Corp.	9,358
183	Travelers (The) Cos., Inc.	19,799
130	Trupanion, Inc. (a)	10,257
78	Universal Insurance Holdings, Inc.	1,080
942	Unum Group	15,854
		665,693

	Interactive Media & Services — 1.5%
22	Alphabet, Inc., Class A (a)	32,243
457	ANGI Homeservices, Inc., Class A (a)	5,070
119	EverQuote, Inc., Class A (a)	4,598
184	Facebook, Inc., Class A (a)	48,190
423	Pinterest, Inc., Class A (a)	17,559
2,217	Snap, Inc., Class A (a)	57,886
73	TripAdvisor, Inc.	1,430
271	Zillow Group, Inc., Class C (a)	27,531
		194,507

	Internet & Direct Marketing Retail — 1.1%
19	Amazon.com, Inc. (a)	59,826
124	Chewy, Inc., Class A (a)	6,799
596	eBay, Inc.	31,051
147	Etsy, Inc. (a)	17,880
208	Magnite, Inc. (a)	1,444
93	Revolve Group, Inc. (a)	1,528
167	Stitch Fix, Inc., Class A (a)	4,531
79	Wayfair, Inc., Class A (a)	22,990
		146,049

	IT Services — 4.3%
97	Accenture PLC, Class A	21,921
195	Akamai Technologies, Inc. (a)	21,555
86	Black Knight, Inc. (a)	7,486
161	Booz Allen Hamilton Holding Corp.	13,360
330	Broadridge Financial Solutions, Inc.	43,560
43	CACI International, Inc., Class A (a)	9,166
550	Cognizant Technology Solutions Corp., Class A	38,181
345	Endurance International Group Holdings, Inc. (a)	1,980
62	EPAM Systems, Inc. (a)	20,043
44	ExlService Holdings, Inc. (a)	2,903

Shares	Description	Value
	Common Stocks (Continued)
	IT Services (Continued)
82	Fastly, Inc., Class A (a)	$7,682
257	Genpact Ltd.	10,010
171	GoDaddy, Inc., Class A (a)	12,991
46	I3 Verticals, Inc., Class A (a)	1,161
86	International Business Machines Corp.	10,464
34	Jack Henry & Associates, Inc.	5,528
62	KBR, Inc.	1,386
222	Leidos Holdings, Inc.	19,791
755	Limelight Networks, Inc. (a)	4,349
20	ManTech International Corp., Class A	1,378
133	MAXIMUS, Inc.	9,099
69	MongoDB, Inc. (a)	15,974
60	NIC, Inc.	1,182
260	Okta, Inc. (a)	55,601
299	PayPal Holdings, Inc. (a)	58,912
78	Perficient, Inc. (a)	3,334
388	Sabre Corp.	2,526
80	Science Applications International Corp.	6,274
496	Square, Inc., Class A (a)	80,625
201	Sykes Enterprises, Inc. (a)	6,876
90	TTEC Holdings, Inc.	4,910
237	Twilio, Inc., Class A (a)	58,560
135	Verra Mobility Corp. (a)	1,304
289	Western Union (The) Co.	6,193
38	WEX, Inc. (a)	5,281
		571,546

	Leisure Products — 0.3%
120	Acushnet Holdings Corp.	4,033
79	Callaway Golf Co.	1,512
139	Hasbro, Inc.	11,498
61	Johnson Outdoors, Inc., Class A	4,996
134	Malibu Boats, Inc., Class A (a)	6,641
68	Polaris, Inc.	6,415
163	YETI Holdings, Inc. (a)	7,387
		42,482

	Life Sciences Tools & Services — 1.2%
115	Adaptive Biotechnologies Corp. (a)	5,592
118	Agilent Technologies, Inc.	11,911
368	Avantor, Inc. (a)	8,276
21	Bio-Rad Laboratories, Inc., Class A (a)	10,825
36	Bio-Techne Corp.	8,918
77	Bruker Corp.	3,061
90	Charles River Laboratories International, Inc. (a)	20,381
73	IQVIA Holdings, Inc. (a)	11,507
45	Medpace Holdings, Inc. (a)	5,029
90	NeoGenomics, Inc. (a)	3,320
32	PerkinElmer, Inc.	4,016

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
96	PRA Health Sciences, Inc. (a)	$9,738
101	Quanterix Corp. (a)	3,408
101	Repligen Corp. (a)	14,902
215	Syneos Health, Inc. (a)	11,429
58	Thermo Fisher Scientific, Inc.	25,608
		157,921

	Machinery — 2.7%
113	AGCO Corp.	8,393
27	Alamo Group, Inc.	2,917
85	Allison Transmission Holdings, Inc.	2,987
174	Altra Industrial Motion Corp.	6,433
30	Astec Industries, Inc.	1,627
140	Barnes Group, Inc.	5,004
82	Caterpillar, Inc.	12,230
57	Chart Industries, Inc. (a)	4,005
166	Columbus McKinnon Corp.	5,495
53	Crane Co.	2,657
241	Cummins, Inc.	50,890
67	Donaldson Co., Inc.	3,110
108	Dover Corp.	11,701
85	EnPro Industries, Inc.	4,795
299	Evoqua Water Technologies Corp. (a)	6,345
93	Federal Signal Corp.	2,720
219	Flowserve Corp.	5,977
26	Franklin Electric Co., Inc.	1,530
45	Gorman-Rupp (The) Co.	1,326
305	Greenbrier (The) Cos., Inc.	8,967
108	Hyster-Yale Materials Handling, Inc.	4,012
20	IDEX Corp.	3,648
160	ITT, Inc.	9,448
28	Kadant, Inc.	3,069
74	Lincoln Electric Holdings, Inc.	6,811
281	Meritor, Inc. (a)	5,884
158	Middleby (The) Corp. (a)	14,174
157	Mueller Industries, Inc.	4,248
442	Mueller Water Products, Inc., Class A	4,592
98	Navistar International Corp. (a)	4,267
49	Nordson Corp.	9,399
218	Oshkosh Corp.	16,023
139	PACCAR, Inc.	11,854
114	Parker-Hannifin Corp.	23,067
25	Proto Labs, Inc. (a)	3,237
214	Rexnord Corp.	6,386
247	Shyft Group (The), Inc.	4,663
90	Snap-on, Inc.	13,242
67	SPX Corp. (a)	3,107
21	Tennant Co.	1,268
148	Terex Corp.	2,865
344	Timken (The) Co.	18,652
94	Toro (The) Co.	7,891
290	TriMas Corp. (a)	6,612

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
326	Trinity Industries, Inc.	$6,357
181	Westinghouse Air Brake Technologies Corp.	11,200
40	Woodward, Inc.	3,206
		358,291

	Marine — 0.0%
143	Matson, Inc.	5,733

	Media — 2.2%
277	Altice USA, Inc., Class A (a)	7,202
297	AMC Networks, Inc., Class A (a)	7,339
5	Cable One, Inc.	9,427
99	Cardlytics, Inc. (a)	6,986
61	Charter Communications, Inc., Class A (a)	38,085
802	Comcast Corp., Class A	37,101
2,468	Discovery, Inc., Class A (a)	53,728
272	DISH Network Corp., Class A (a)	7,896
317	E.W. Scripps (The) Co., Class A	3,627
199	Gray Television, Inc. (a)	2,740
832	iHeartMedia, Inc., Class A (a) (b)	6,756
546	Interpublic Group of (The) Cos., Inc.	9,102
297	New York Times (The) Co., Class A	12,709
112	Nexstar Media Group, Inc., Class A	10,072
191	Omnicom Group, Inc.	9,455
46	Scholastic Corp.	966
301	Sinclair Broadcast Group, Inc., Class A (b)	5,788
1,775	Sirius XM Holdings, Inc.	9,514
139	TechTarget, Inc. (a)	6,110
499	TEGNA, Inc.	5,863
1,340	ViacomCBS, Inc., Class B	37,533
		287,999

	Metals & Mining — 1.2%
681	Allegheny Technologies, Inc. (a)	5,938
286	Carpenter Technology Corp.	5,194
1,006	Cleveland-Cliffs, Inc. (b)	6,458
273	Coeur Mining, Inc. (a)	2,015
340	Commercial Metals Co.	6,793
28	Compass Minerals International, Inc.	1,662
57	Kaiser Aluminum Corp.	3,055
23	Materion Corp.	1,197
506	Newmont Corp.	32,106
1,006	Nucor Corp.	45,129
165	Reliance Steel & Aluminum Co.	16,837
101	Royal Gold, Inc.	12,137
599	Steel Dynamics, Inc.	17,149
451	Warrior Met Coal, Inc.	7,703
37	Worthington Industries, Inc.	1,509
		164,882

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 0.1%
686	Ladder Capital Corp.	$4,884
209	Starwood Property Trust, Inc.	3,154
		8,038

	Multiline Retail — 0.8%
165	Big Lots, Inc.	7,359
162	Dillard’s, Inc., Class A (b)	5,916
273	Dollar General Corp.	57,226
602	Kohl’s Corp.	11,155
2,271	Macy’s, Inc.	12,945
202	Nordstrom, Inc. (b)	2,408
57	Ollie’s Bargain Outlet Holdings, Inc. (a)	4,979
		101,988

	Multi-Utilities — 1.0%
148	Ameren Corp.	11,704
114	Avista Corp.	3,890
167	CenterPoint Energy, Inc.	3,231
290	Consolidated Edison, Inc.	22,562
194	DTE Energy Co.	22,318
282	MDU Resources Group, Inc.	6,345
275	NiSource, Inc.	6,050
76	NorthWestern Corp.	3,696
424	Public Service Enterprise Group, Inc.	23,282
267	Sempra Energy	31,602
		134,680

	Oil, Gas & Consumable Fuels — 2.4%
112	Brigham Minerals, Inc., Class A	999
728	Cabot Oil & Gas Corp.	12,638
431	Cheniere Energy, Inc. (a)	19,942
467	Chevron Corp.	33,624
321	CNX Resources Corp. (a)	3,030
1,239	ConocoPhillips	40,689
891	Continental Resources, Inc. (b)	10,941
149	Diamondback Energy, Inc.	4,488
1,028	EOG Resources, Inc.	36,946
1,165	Exxon Mobil Corp.	39,994
428	HollyFrontier Corp.	8,436
1,373	Kinder Morgan, Inc.	16,929
837	Kosmos Energy Ltd.	817
2,553	Marathon Oil Corp.	10,442
163	Matador Resources Co. (a)	1,346
503	Murphy Oil Corp.	4,487
1,708	Occidental Petroleum Corp.	17,097
1,636	Ovintiv, Inc.	13,350
447	PDC Energy, Inc. (a)	5,541
247	Range Resources Corp.	1,635
280	Renewable Energy Group, Inc. (a)	14,958
755	Talos Energy, Inc. (a)	4,870
177	Valero Energy Corp.	7,668

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
270	World Fuel Services Corp.	$5,721
		316,588

	Paper & Forest Products — 0.2%
111	Boise Cascade Co.	4,431
77	Clearwater Paper Corp. (a)	2,921
263	Domtar Corp.	6,909
84	Neenah, Inc.	3,148
166	Schweitzer-Mauduit International, Inc.	5,045
		22,454

	Personal Products — 0.2%
291	elf Beauty, Inc. (a)	5,346
69	Herbalife Nutrition Ltd. (a)	3,219
50	Medifast, Inc.	8,222
109	Nu Skin Enterprises, Inc., Class A	5,460
19	USANA Health Sciences, Inc. (a)	1,399
		23,646

	Pharmaceuticals — 1.1%
124	Amphastar Pharmaceuticals, Inc. (a)	2,325
81	Cara Therapeutics, Inc. (a)	1,031
171	Catalent, Inc. (a)	14,648
330	Corcept Therapeutics, Inc. (a)	5,744
146	Elanco Animal Health, Inc. (a)	4,078
281	Horizon Therapeutics PLC (a)	21,828
99	Innoviva, Inc. (a)	1,034
85	Jazz Pharmaceuticals PLC (a)	12,120
529	Kala Pharmaceuticals, Inc. (a)	3,967
777	Mylan N.V. (a)	11,523
14	MyoKardia, Inc. (a)	1,908
70	NGM Biopharmaceuticals, Inc. (a)	1,114
94	Omeros Corp. (a)	950
106	Pacira BioSciences, Inc. (a)	6,373
113	Perrigo Co. PLC	5,188
1,274	Pfizer, Inc.	46,756
53	Phibro Animal Health Corp., Class A	922
57	Revance Therapeutics, Inc. (a)	1,433
234	Supernus Pharmaceuticals, Inc. (a)	4,876
		147,818

	Professional Services — 1.2%
42	ASGN, Inc. (a)	2,669
116	CBIZ, Inc. (a)	2,653
29	CoStar Group, Inc. (a)	24,607
242	Equifax, Inc.	37,970
34	Exponent, Inc.	2,449
82	FTI Consulting, Inc. (a)	8,690
64	ICF International, Inc.	3,938
43	Insperity, Inc.	2,816
47	Kforce, Inc.	1,512
45	Korn Ferry	1,305
182	ManpowerGroup, Inc.	13,346

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Professional Services (Continued)
178	Robert Half International, Inc.	$9,423
239	TransUnion	20,107
103	TriNet Group, Inc. (a)	6,110
289	Upwork, Inc. (a)	5,040
61	Verisk Analytics, Inc.	11,304
		153,939

	Real Estate Management & Development — 0.8%
921	CBRE Group, Inc., Class A (a)	43,259
407	eXp World Holdings, Inc. (a)	16,419
276	Forestar Group, Inc. (a)	4,885
60	Howard Hughes (The) Corp. (a)	3,456
151	Jones Lang LaSalle, Inc.	14,445
144	Marcus & Millichap, Inc. (a)	3,963
1,143	Newmark Group, Inc., Class A	4,938
133	RE/MAX Holdings, Inc., Class A	4,353
166	Redfin Corp. (a)	8,288
143	St Joe (The) Co. (a)	2,950
		106,956

	Road & Rail — 1.0%
41	AMERCO	14,595
262	ArcBest Corp.	8,138
61	Avis Budget Group, Inc. (a)	1,606
200	Heartland Express, Inc.	3,720
52	J.B. Hunt Transport Services, Inc.	6,572
70	Kansas City Southern	12,658
225	Knight-Swift Transportation Holdings, Inc.	9,157
56	Landstar System, Inc.	7,027
249	Marten Transport Ltd.	4,064
59	Norfolk Southern Corp.	12,625
184	Old Dominion Freight Line, Inc.	33,289
148	Ryder System, Inc.	6,252
62	Saia, Inc. (a)	7,821
113	Schneider National, Inc., Class B	2,794
96	Werner Enterprises, Inc.	4,031
		134,349

	Semiconductors & Semiconductor Equipment — 3.9%
111	ACM Research, Inc., Class A (a)	7,670
82	Advanced Energy Industries, Inc. (a)	5,161
396	Advanced Micro Devices, Inc. (a)	32,468
564	Amkor Technology, Inc. (a)	6,317
345	Applied Materials, Inc.	20,510
150	Axcelis Technologies, Inc. (a)	3,300
33	Broadcom, Inc.	12,023
94	Brooks Automation, Inc.	4,348
90	Cabot Microelectronics Corp.	12,853
51	Cirrus Logic, Inc. (a)	3,440
240	Cohu, Inc.	4,123
27	Diodes, Inc. (a)	1,524
146	Enphase Energy, Inc. (a)	12,058

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
159	Entegris, Inc.	$11,820
63	First Solar, Inc. (a)	4,171
189	FormFactor, Inc. (a)	4,712
105	Ichor Holdings Ltd. (a)	2,265
202	Impinj, Inc. (a)	5,323
59	Inphi Corp. (a)	6,623
871	Intel Corp.	45,100
107	KLA Corp.	20,730
97	Lam Research Corp.	32,180
147	Lattice Semiconductor Corp. (a)	4,257
121	MACOM Technology Solutions Holdings, Inc. (a)	4,115
594	Marvell Technology Group Ltd.	23,582
99	Microchip Technology, Inc.	10,173
83	MKS Instruments, Inc.	9,066
53	Monolithic Power Systems, Inc.	14,819
110	NVIDIA Corp.	59,534
158	ON Semiconductor Corp. (a)	3,427
213	PDF Solutions, Inc. (a)	3,985
624	Photronics, Inc. (a)	6,215
71	Power Integrations, Inc.	3,933
113	Qorvo, Inc. (a)	14,578
457	QUALCOMM, Inc.	53,780
91	Rambus, Inc. (a)	1,246
81	Skyworks Solutions, Inc.	11,786
554	SunPower Corp. (a) (b)	6,931
185	Teradyne, Inc.	14,700
307	Ultra Clean Holdings, Inc. (a)	6,588
103	Veeco Instruments, Inc. (a)	1,202
		512,636

	Software — 9.1%
116	ACI Worldwide, Inc. (a)	3,031
96	Adobe, Inc. (a)	47,081
86	Alarm.com Holdings, Inc. (a)	4,752
70	Altair Engineering, Inc., Class A (a)	2,939
95	Alteryx, Inc., Class A (a) (b)	10,787
207	Anaplan, Inc. (a)	12,954
71	ANSYS, Inc. (a)	23,233
34	Appfolio, Inc., Class A (a)	4,822
81	Appian Corp. (a) (b)	5,245
30	Aspen Technology, Inc. (a)	3,798
218	Autodesk, Inc. (a)	50,360
117	Avalara, Inc. (a)	14,899
67	Blackline, Inc. (a)	6,005
27	Bottomline Technologies DE, Inc. (a)	1,138
201	Box, Inc., Class A (a)	3,489
434	Cadence Design Systems, Inc. (a)	46,277
75	CDK Global, Inc.	3,269
158	Ceridian HCM Holding, Inc. (a)	13,059
546	Cloudera, Inc. (a)	5,946
56	Coupa Software, Inc. (a)	15,357
156	Crowdstrike Holdings, Inc., Class A (a)	21,422

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
552	Digital Turbine, Inc. (a)	$18,073
303	DocuSign, Inc. (a)	65,218
216	Domo, Inc., Class B (a)	8,279
431	Dropbox, Inc., Class A (a)	8,301
311	Ebix, Inc. (b)	6,407
170	Elastic N.V. (a)	18,341
128	Envestnet, Inc. (a)	9,877
40	Everbridge, Inc. (a)	5,029
30	Fair Isaac Corp. (a)	12,761
141	Five9, Inc. (a)	18,285
380	Fortinet, Inc. (a)	44,768
56	Guidewire Software, Inc. (a)	5,839
70	HubSpot, Inc. (a)	20,456
134	LivePerson, Inc. (a)	6,967
133	Manhattan Associates, Inc. (a)	12,700
51	Microsoft Corp.	10,727
12	MicroStrategy, Inc., Class A (a)	1,807
33	Mimecast Ltd. (a)	1,548
80	Model N, Inc. (a)	2,822
40	New Relic, Inc. (a)	2,254
1,576	NortonLifeLock, Inc.	32,844
370	Nuance Communications, Inc. (a)	12,280
132	Nutanix, Inc., Class A (a)	2,928
97	PagerDuty, Inc. (a)	2,630
136	Palo Alto Networks, Inc. (a)	33,286
135	Paycom Software, Inc. (a)	42,026
107	Paylocity Holding Corp. (a)	17,272
124	Pegasystems, Inc.	15,009
77	Pluralsight, Inc., Class A (a)	1,319
36	Progress Software Corp.	1,320
56	Proofpoint, Inc. (a)	5,911
80	PTC, Inc. (a)	6,618
146	Q2 Holdings, Inc. (a)	13,324
27	Qualys, Inc. (a)	2,646
27	Rapid7, Inc. (a)	1,653
144	RealPage, Inc. (a)	8,300
146	RingCentral, Inc., Class A (a)	40,093
210	Sailpoint Technologies Holdings, Inc. (a)	8,310
167	salesforce.com, Inc. (a)	41,970
129	ServiceNow, Inc. (a)	62,565
184	Smartsheet, Inc., Class A (a)	9,093
354	SolarWinds Corp. (a)	7,200
262	Splunk, Inc. (a)	49,290
74	SPS Commerce, Inc. (a)	5,762
184	SS&C Technologies Holdings, Inc.	11,136
236	SVMK, Inc. (a)	5,218
214	Synopsys, Inc. (a)	45,792
140	Tenable Holdings, Inc. (a)	5,285
134	Teradata Corp. (a)	3,042
38	Trade Desk (The), Inc., Class A (a)	19,714
27	Tyler Technologies, Inc. (a)	9,411
40	Upland Software, Inc. (a)	1,508
16	Varonis Systems, Inc. (a)	1,847

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
67	VMware, Inc., Class A (a) (b)	$9,626
111	Workday, Inc., Class A (a)	23,879
78	Workiva, Inc. (a)	4,349
251	Yext, Inc. (a)	3,810
141	Zendesk, Inc. (a)	14,512
62	Zoom Video Communications, Inc., Class A (a)	29,147
143	Zscaler, Inc. (a)	20,119
109	Zuora, Inc., Class A (a)	1,127
		1,213,493

	Specialty Retail — 2.7%
22	Advance Auto Parts, Inc.	3,377
63	America’s Car-Mart, Inc. (a)	5,347
54	Asbury Automotive Group, Inc. (a)	5,262
74	AutoNation, Inc. (a)	3,917
28	AutoZone, Inc. (a)	32,974
119	Best Buy Co., Inc.	13,243
354	Buckle (The), Inc.	7,218
256	Camping World Holdings, Inc., Class A	7,616
349	CarMax, Inc. (a)	32,077
130	Carvana Co. (a)	28,998
34	Dick’s Sporting Goods, Inc.	1,968
58	Five Below, Inc. (a)	7,366
271	Floor & Decor Holdings, Inc., Class A (a)	20,271
429	Foot Locker, Inc.	14,170
105	Group 1 Automotive, Inc.	9,281
166	Home Depot (The), Inc.	46,100
18	Lithia Motors, Inc., Class A	4,103
196	Michaels (The) Cos., Inc. (a)	1,892
25	Monro, Inc.	1,014
25	Murphy USA, Inc. (a)	3,207
137	National Vision Holdings, Inc. (a)	5,239
74	O’Reilly Automotive, Inc. (a)	34,120
144	Penske Automotive Group, Inc.	6,863
250	Rent-A-Center, Inc.	7,472
50	RH (a)	19,131
222	Sally Beauty Holdings, Inc. (a)	1,929
541	Signet Jewelers Ltd.	10,117
167	Sleep Number Corp. (a)	8,168
24	Tractor Supply Co.	3,440
274	Urban Outfitters, Inc. (a)	5,702
114	Williams-Sonoma, Inc.	10,310
101	Zumiez, Inc. (a)	2,810
		364,702

	Technology Hardware, Storage & Peripherals — 1.2%
572	Apple, Inc.	66,243
57	Dell Technologies, Inc., Class C (a)	3,858
3,212	Hewlett Packard Enterprise Co.	30,097
902	NCR Corp. (a)	19,970
721	Pure Storage, Inc., Class A (a)	11,096

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
147	Super Micro Computer, Inc. (a)	$3,881
236	Western Digital Corp.	8,626
1,022	Xerox Holdings Corp.	19,183
		162,954

	Textiles, Apparel & Luxury Goods — 0.7%
39	Carter’s, Inc.	3,377
116	Columbia Sportswear Co.	10,090
189	Crocs, Inc. (a)	8,076
80	Deckers Outdoor Corp. (a)	17,601
523	G-III Apparel Group Ltd. (a)	6,856
830	Hanesbrands, Inc.	13,072
207	Levi Strauss & Co., Class A	2,774
106	NIKE, Inc., Class B	13,307
172	Ralph Lauren Corp.	11,691
299	Skechers U.S.A., Inc., Class A (a)	9,036
117	Wolverine World Wide, Inc.	3,023
		98,903

	Thrifts & Mortgage Finance — 0.7%
189	Axos Financial, Inc. (a)	4,406
172	Essent Group Ltd.	6,366
22	Federal Agricultural Mortgage Corp., Class C	1,400
189	Flagstar Bancorp, Inc.	5,600
169	HomeStreet, Inc.	4,353
1,908	MGIC Investment Corp.	16,905
558	Mr. Cooper Group, Inc. (a)	12,455
919	New York Community Bancorp, Inc.	7,600
136	Northwest Bancshares, Inc.	1,251
166	PennyMac Financial Services, Inc.	9,648
79	Premier Financial Corp.	1,230
288	Provident Financial Services, Inc.	3,514
1,007	Radian Group, Inc.	14,712
439	TrustCo Bank Corp. NY	2,292
55	Walker & Dunlop, Inc.	2,915
194	WSFS Financial Corp.	5,232
		99,879

	Tobacco — 0.1%
163	Universal Corp.	6,827
138	Vector Group Ltd.	1,337
		8,164

	Trading Companies & Distributors — 1.2%
533	Air Lease Corp.	15,681
45	Applied Industrial Technologies, Inc.	2,479
105	Beacon Roofing Supply, Inc. (a)	3,262
166	BMC Stock Holdings, Inc. (a)	7,110
973	Fastenal Co.	43,873

Shares	Description	Value
	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
178	Foundation Building Materials, Inc. (a)	$2,798
114	GATX Corp.	7,267
113	GMS, Inc. (a)	2,723
271	HD Supply Holdings, Inc. (a)	11,176
38	MSC Industrial Direct Co., Inc., Class A	2,405
168	Rush Enterprises, Inc., Class A	8,491
137	SiteOne Landscape Supply, Inc. (a)	16,707
68	Systemax, Inc.	1,628
105	United Rentals, Inc. (a)	18,323
18	Watsco, Inc.	4,192
198	WESCO International, Inc. (a)	8,716
		156,831

	Transportation Infrastructure — 0.0%
136	Macquarie Infrastructure Corp.	3,657

	Water Utilities — 0.0%
29	York Water (The) Co.	1,226

	Wireless Telecommunication Services — 0.1%
349	Telephone and Data Systems, Inc.	6,436
225	United States Cellular Corp. (a)	6,644
		13,080

	Total Common Stocks — 100.0%	13,281,919
	(Cost $12,264,445)

	Money Market Funds — 0.2%
4,935	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	4,935
23,554	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	23,554
	Total Money Market Funds — 0.2%	28,489
	(Cost $28,489)

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 1.0%
$128,034	JPMorgan Chase & Co., 0.05% (c), dated 09/30/20, due 10/01/20, with a maturity value of $128,034. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 02/28/25. The value of the collateral including accrued interest is $130,554. (d)	$128,034
	(Cost $128,034)

	Total Investments — 101.2%	13,438,442
	(Cost $12,420,968) (e)
	Net Other Assets and Liabilities — (1.2)%	(148,256)
	Net Assets — 100.0%	$13,290,186

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $129,462 and the total value of the collateral held by the Fund is $132,969.
(c)	Rate shown reflects yield as of September 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,203,322 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,185,848. The net unrealized appreciation was $1,017,474.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$13,281,919	$—	$—
Money Market Funds	28,489	—	—
Repurchase Agreements	—	128,034	—
Total Investments	$13,310,408	$128,034	$—
* See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 1.6%
307	Boeing (The) Co.	$50,735
108	General Dynamics Corp.	14,950
21	HEICO Corp.	2,198
106	L3Harris Technologies, Inc.	18,003
134	Lockheed Martin Corp.	51,359
73	Northrop Grumman Corp.	23,031
831	Raytheon Technologies Corp.	47,816
14	Teledyne Technologies, Inc. (a)	4,343
21	TransDigm Group, Inc.	9,978
		222,413

	Air Freight & Logistics — 0.8%
61	C.H. Robinson Worldwide, Inc.	6,234
81	Expeditors International of Washington, Inc.	7,332
108	FedEx Corp.	27,164
385	United Parcel Service, Inc., Class B	64,152
		104,882

	Airlines — 0.2%
347	Delta Air Lines, Inc.	10,611
249	Southwest Airlines Co.	9,338
		19,949

	Auto Components — 0.1%
116	Aptiv PLC	10,635

	Automobiles — 1.0%
2,126	Ford Motor Co.	14,159
511	General Motors Co.	15,121
248	Tesla, Inc. (a)	106,394
		135,674

	Banks — 3.3%
3,651	Bank of America Corp.	87,953
1,133	Citigroup, Inc.	48,844
201	Citizens Financial Group, Inc.	5,081
273	Fifth Third Bancorp	5,820
94	First Republic Bank	10,252
1,658	JPMorgan Chase & Co.	159,616
469	KeyCorp	5,595
63	M&T Bank Corp.	5,802
231	PNC Financial Services Group (The), Inc.	25,389
452	Regions Financial Corp.	5,212
25	SVB Financial Group (a)	6,015
648	Truist Financial Corp.	24,656
679	U.S. Bancorp	24,342
1,981	Wells Fargo & Co.	46,573
		461,150

	Beverages — 1.7%
168	Brown-Forman Corp., Class B	12,654
1,936	Coca-Cola (The) Co.	95,580
77	Constellation Brands, Inc., Class A	14,592

Shares	Description	Value
	Common Stocks (Continued)
	Beverages (Continued)
111	Keurig Dr Pepper, Inc.	$3,064
125	Monster Beverage Corp. (a)	10,025
754	PepsiCo, Inc.	104,504
		240,419

	Biotechnology — 2.1%
960	AbbVie, Inc.	84,086
94	Alexion Pharmaceuticals, Inc. (a)	10,757
28	Alnylam Pharmaceuticals, Inc. (a)	4,077
252	Amgen, Inc.	64,048
61	Biogen, Inc. (a)	17,305
51	BioMarin Pharmaceutical, Inc. (a)	3,880
60	Exact Sciences Corp. (a)	6,117
481	Gilead Sciences, Inc.	30,394
78	Incyte Corp. (a)	7,000
118	Moderna, Inc. (a)	8,349
26	Neurocrine Biosciences, Inc. (a)	2,500
32	Regeneron Pharmaceuticals, Inc. (a)	17,913
23	Sarepta Therapeutics, Inc. (a)	3,230
67	Seattle Genetics, Inc. (a)	13,111
86	Vertex Pharmaceuticals, Inc. (a)	23,402
		296,169

	Building Products — 0.4%
365	Carrier Global Corp.	11,147
60	Fortune Brands Home & Security, Inc.	5,191
405	Johnson Controls International PLC	16,544
15	Lennox International, Inc.	4,089
128	Masco Corp.	7,057
130	Trane Technologies PLC	15,763
		59,791

	Capital Markets — 2.7%
59	Ameriprise Financial, Inc.	9,092
125	Apollo Global Management, Inc.	5,594
408	Bank of New York Mellon (The) Corp.	14,011
75	BlackRock, Inc.	42,266
365	Blackstone Group (The), Inc., Class A	19,053
568	Charles Schwab (The) Corp.	20,579
158	CME Group, Inc.	26,435
17	FactSet Research Systems, Inc.	5,693
91	Franklin Resources, Inc.	1,852
187	Goldman Sachs Group (The), Inc.	37,581
296	Intercontinental Exchange, Inc.	29,615
304	KKR & Co., Inc.	10,439
18	MarketAxess Holdings, Inc.	8,669
77	Moody’s Corp.	22,318
420	Morgan Stanley	20,307
41	MSCI, Inc.	14,628
37	Nasdaq, Inc.	4,540
113	Northern Trust Corp.	8,811
131	S&P Global, Inc.	47,239

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
192	State Street Corp.	$11,391
109	T. Rowe Price Group, Inc.	13,976
		374,089

	Chemicals — 1.3%
106	Air Products and Chemicals, Inc.	31,573
56	Celanese Corp.	6,017
407	Corteva, Inc.	11,726
319	Dow, Inc.	15,009
399	DuPont de Nemours, Inc.	22,137
58	Eastman Chemical Co.	4,531
123	Ecolab, Inc.	24,580
71	FMC Corp.	7,520
35	International Flavors & Fragrances, Inc.	4,286
57	LyondellBasell Industries N.V., Class A	4,018
116	PPG Industries, Inc.	14,161
42	RPM International, Inc.	3,479
41	Sherwin-Williams (The) Co.	28,566
		177,603

	Commercial Services & Supplies — 0.5%
43	Cintas Corp.	14,312
97	Copart, Inc. (a)	10,200
62	Republic Services, Inc.	5,788
178	Rollins, Inc.	9,646
207	Waste Management, Inc.	23,426
		63,372

	Communications Equipment — 0.8%
25	Arista Networks, Inc. (a)	5,173
2,298	Cisco Systems, Inc.	90,518
80	Motorola Solutions, Inc.	12,545
		108,236

	Construction & Engineering — 0.0%
63	Jacobs Engineering Group, Inc.	5,844

	Construction Materials — 0.1%
34	Martin Marietta Materials, Inc.	8,002
61	Vulcan Materials Co.	8,268
		16,270

	Consumer Finance — 0.4%
287	American Express Co.	28,772
224	Capital One Financial Corp.	16,096
144	Discover Financial Services	8,320
198	Synchrony Financial	5,182
		58,370

Shares	Description	Value
	Common Stocks (Continued)
	Containers & Packaging — 0.1%
135	Ball Corp.	$11,221
158	International Paper Co.	6,405
		17,626

	Distributors — 0.1%
69	Genuine Parts Co.	6,567
18	Pool Corp.	6,021
		12,588

	Diversified Consumer Services — 0.0%
52	Chegg, Inc. (a)	3,715

	Diversified Financial Services — 1.0%
674	Berkshire Hathaway, Inc., Class B (a)	143,521

	Diversified Telecommunication Services — 1.8%
3,877	AT&T, Inc.	110,533
432	CenturyLink, Inc.	4,359
2,252	Verizon Communications, Inc.	133,972
		248,864

	Electric Utilities — 1.7%
120	Alliant Energy Corp.	6,198
214	American Electric Power Co., Inc.	17,490
361	Duke Energy Corp.	31,970
182	Edison International	9,253
96	Entergy Corp.	9,459
109	Evergy, Inc.	5,539
141	Eversource Energy	11,781
479	Exelon Corp.	17,129
261	FirstEnergy Corp.	7,493
240	NextEra Energy, Inc.	66,615
370	PPL Corp.	10,068
519	Southern (The) Co.	28,140
192	Xcel Energy, Inc.	13,250
		234,385

	Electrical Equipment — 0.5%
125	AMETEK, Inc.	12,425
218	Eaton Corp. PLC	22,243
325	Emerson Electric Co.	21,310
63	Rockwell Automation, Inc.	13,903
		69,881

	Electronic Equipment, Instruments & Components — 0.5%
120	Amphenol Corp., Class A	12,993
70	CDW Corp.	8,367
70	Cognex Corp.	4,557
415	Corning, Inc.	13,450
75	Keysight Technologies, Inc. (a)	7,409
180	TE Connectivity Ltd.	17,593

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
92	Trimble, Inc. (a)	$4,480
24	Zebra Technologies Corp., Class A (a)	6,059
		74,908

	Energy Equipment & Services — 0.2%
206	Baker Hughes Co.	2,737
478	Halliburton Co.	5,760
755	Schlumberger N.V.	11,748
		20,245

	Entertainment — 2.1%
318	Activision Blizzard, Inc.	25,742
157	Electronic Arts, Inc. (a)	20,474
73	Liberty Media Corp.-Liberty Formula One, Class C (a)	2,648
56	Live Nation Entertainment, Inc. (a)	3,017
203	Netflix, Inc. (a)	101,506
47	Roku, Inc. (a)	8,874
54	Take-Two Interactive Software, Inc. (a)	8,922
983	Walt Disney (The) Co.	121,971
453	Zynga, Inc., Class A (a)	4,131
		297,285

	Equity Real Estate Investment Trusts — 2.5%
53	Alexandria Real Estate Equities, Inc.	8,480
218	American Tower Corp.	52,697
66	AvalonBay Communities, Inc.	9,856
61	Boston Properties, Inc.	4,898
206	Crown Castle International Corp.	34,299
106	Digital Realty Trust, Inc.	15,557
153	Duke Realty Corp.	5,646
43	Equinix, Inc.	32,686
77	Equity LifeStyle Properties, Inc.	4,720
150	Equity Residential	7,700
31	Essex Property Trust, Inc.	6,224
59	Extra Space Storage, Inc.	6,312
259	Healthpeak Properties, Inc.	7,032
270	Invitation Homes, Inc.	7,557
238	Medical Properties Trust, Inc.	4,196
54	Mid-America Apartment Communities, Inc.	6,261
355	Prologis, Inc.	35,720
66	Public Storage	14,700
166	Realty Income Corp.	10,085
55	SBA Communications Corp.	17,516
144	Simon Property Group, Inc.	9,314
47	Sun Communities, Inc.	6,609
122	UDR, Inc.	3,978
176	Ventas, Inc.	7,385

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
290	VICI Properties, Inc.	$6,777
196	Welltower, Inc.	10,798
300	Weyerhaeuser Co.	8,556
85	WP Carey, Inc.	5,539
		351,098

	Food & Staples Retailing — 1.3%
240	Costco Wholesale Corp.	85,200
374	Kroger (The) Co.	12,682
277	Sysco Corp.	17,235
325	Walgreens Boots Alliance, Inc.	11,674
385	Walmart, Inc.	53,866
		180,657

	Food Products — 0.9%
250	Archer-Daniels-Midland Co.	11,622
74	Campbell Soup Co.	3,579
183	Conagra Brands, Inc.	6,535
300	General Mills, Inc.	18,504
68	Hershey (The) Co.	9,747
79	Hormel Foods Corp.	3,862
55	J.M. Smucker (The) Co.	6,354
105	Kellogg Co.	6,782
49	Kraft Heinz (The) Co.	1,468
44	McCormick & Co., Inc.	8,540
777	Mondelez International, Inc., Class A	44,639
133	Tyson Foods, Inc., Class A	7,911
		129,543

	Gas Utilities — 0.0%
47	Atmos Energy Corp.	4,493

	Health Care Equipment & Supplies — 3.7%
964	Abbott Laboratories	104,912
16	ABIOMED, Inc. (a)	4,433
33	Align Technology, Inc. (a)	10,803
243	Baxter International, Inc.	19,542
134	Becton, Dickinson and Co.	31,179
688	Boston Scientific Corp. (a)	26,289
21	Cooper (The) Cos., Inc.	7,080
272	Danaher Corp.	58,570
39	DexCom, Inc. (a)	16,077
299	Edwards Lifesciences Corp. (a)	23,866
86	Hologic, Inc. (a)	5,716
41	IDEXX Laboratories, Inc. (a)	16,118
16	Insulet Corp. (a)	3,786
42	Intuitive Surgical, Inc. (a)	29,801
17	Masimo Corp. (a)	4,013
660	Medtronic PLC	68,587
8	Quidel Corp. (a)	1,755
61	ResMed, Inc.	10,457
38	STERIS PLC	6,695

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
155	Stryker Corp.	$32,297
17	Teleflex, Inc.	5,787
44	Varian Medical Systems, Inc. (a)	7,568
30	West Pharmaceutical Services, Inc.	8,247
102	Zimmer Biomet Holdings, Inc.	13,886
		517,464

	Health Care Providers & Services — 2.4%
58	AmerisourceBergen Corp.	5,621
121	Anthem, Inc.	32,499
141	Cardinal Health, Inc.	6,620
197	Centene Corp. (a)	11,491
148	Cigna Corp.	25,073
712	CVS Health Corp.	41,581
33	DaVita, Inc. (a)	2,826
98	HCA Healthcare, Inc.	12,219
56	Humana, Inc.	23,178
48	Laboratory Corp. of America Holdings (a)	9,037
80	McKesson Corp.	11,914
19	Molina Healthcare, Inc. (a)	3,478
66	Quest Diagnostics, Inc.	7,556
457	UnitedHealth Group, Inc.	142,479
		335,572

	Health Care Technology — 0.3%
150	Cerner Corp.	10,844
38	Teladoc Health, Inc. (a)	8,331
64	Veeva Systems, Inc., Class A (a)	17,996
		37,171

	Hotels, Restaurants & Leisure — 1.5%
13	Chipotle Mexican Grill, Inc. (a)	16,168
16	Domino’s Pizza, Inc.	6,805
124	DraftKings, Inc., Class A (a)	7,296
114	Hilton Worldwide Holdings, Inc.	9,727
77	Las Vegas Sands Corp.	3,593
122	Marriott International, Inc., Class A	11,295
405	McDonald’s Corp.	88,893
66	Royal Caribbean Cruises Ltd.	4,272
636	Starbucks Corp.	54,645
124	Yum! Brands, Inc.	11,321
		214,015

	Household Durables — 0.3%
153	D.R. Horton, Inc.	11,571
55	Garmin Ltd.	5,217
113	Lennar Corp., Class A	9,230
2	NVR, Inc. (a)	8,166
129	PulteGroup, Inc.	5,972

Shares	Description	Value
	Common Stocks (Continued)
	Household Durables (Continued)
20	Whirlpool Corp.	$3,678
		43,834

	Household Products — 2.0%
104	Church & Dwight Co., Inc.	9,746
61	Clorox (The) Co.	12,820
467	Colgate-Palmolive Co.	36,029
167	Kimberly-Clark Corp.	24,659
1,355	Procter & Gamble (The) Co.	188,332
		271,586

	Independent Power and Renewable Electricity Producers — 0.0%
280	AES (The) Corp.	5,071

	Industrial Conglomerates — 1.1%
313	3M Co.	50,136
3,945	General Electric Co.	24,577
382	Honeywell International, Inc.	62,881
44	Roper Technologies, Inc.	17,385
		154,979

	Insurance — 1.6%
336	Aflac, Inc.	12,214
153	Allstate (The) Corp.	14,403
388	American International Group, Inc.	10,682
114	Aon PLC, Class A	23,518
156	Arch Capital Group Ltd. (a)	4,563
92	Arthur J. Gallagher & Co.	9,713
91	Brown & Brown, Inc.	4,120
217	Chubb Ltd.	25,198
68	Cincinnati Financial Corp.	5,302
172	Hartford Financial Services Group (The), Inc.	6,340
88	Loews Corp.	3,058
6	Markel Corp. (a)	5,842
213	Marsh & McLennan Cos., Inc.	24,431
357	MetLife, Inc.	13,270
113	Principal Financial Group, Inc.	4,550
288	Progressive (The) Corp.	27,265
190	Prudential Financial, Inc.	12,069
124	Travelers (The) Cos., Inc.	13,416
42	W.R. Berkley Corp.	2,568
		222,522

	Interactive Media & Services — 4.3%
164	Alphabet, Inc., Class A (a)	240,358
1,181	Facebook, Inc., Class A (a)	309,304
252	Pinterest, Inc., Class A (a)	10,461
332	Snap, Inc., Class A (a)	8,669
430	Twitter, Inc. (a)	19,135
43	Zillow Group, Inc., Class C (a)	4,368
		592,295

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 5.0%
197	Amazon.com, Inc. (a)	$620,300
20	Booking Holdings, Inc. (a)	34,214
381	eBay, Inc.	19,850
55	Etsy, Inc. (a)	6,690
51	Expedia Group, Inc.	4,676
22	Wayfair, Inc., Class A (a)	6,402
		692,132

	IT Services — 6.3%
346	Accenture PLC, Class A	78,193
78	Akamai Technologies, Inc. (a)	8,622
211	Automatic Data Processing, Inc.	29,432
36	Black Knight, Inc. (a)	3,134
52	Booz Allen Hamilton Holding Corp.	4,315
55	Broadridge Financial Solutions, Inc.	7,260
295	Cognizant Technology Solutions Corp., Class A	20,479
27	EPAM Systems, Inc. (a)	8,729
292	Fidelity National Information Services, Inc.	42,985
210	Fiserv, Inc. (a)	21,640
30	FleetCor Technologies, Inc. (a)	7,143
39	Gartner, Inc. (a)	4,873
118	Global Payments, Inc.	20,954
70	GoDaddy, Inc., Class A (a)	5,318
485	International Business Machines Corp.	59,010
31	Jack Henry & Associates, Inc.	5,040
70	Leidos Holdings, Inc.	6,241
428	Mastercard, Inc., Class A	144,737
17	MongoDB, Inc. (a)	3,936
55	Okta, Inc. (a)	11,762
135	Paychex, Inc.	10,769
639	PayPal Holdings, Inc. (a)	125,902
202	Square, Inc., Class A (a)	32,835
75	Twilio, Inc., Class A (a)	18,532
44	VeriSign, Inc. (a)	9,013
918	Visa, Inc., Class A	183,572
133	Western Union (The) Co.	2,850
		877,276

	Leisure Products — 0.1%
53	Hasbro, Inc.	4,384
79	Peloton Interactive, Inc., Class A (a)	7,840
		12,224

	Life Sciences Tools & Services — 1.3%
142	Agilent Technologies, Inc.	14,333
137	Avantor, Inc. (a)	3,081
12	Bio-Rad Laboratories, Inc., Class A (a)	6,186
17	Bio-Techne Corp.	4,211

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
55	Illumina, Inc. (a)	$16,999
104	IQVIA Holdings, Inc. (a)	16,394
9	Mettler-Toledo International, Inc. (a)	8,692
42	PerkinElmer, Inc.	5,271
30	PPD, Inc. (a)	1,110
215	Thermo Fisher Scientific, Inc.	94,927
26	Waters Corp. (a)	5,088
		176,292

	Machinery — 1.6%
295	Caterpillar, Inc.	43,999
71	Cummins, Inc.	14,992
138	Deere & Co.	30,585
69	Dover Corp.	7,475
136	Fortive Corp.	10,364
36	IDEX Corp.	6,567
124	Illinois Tool Works, Inc.	23,958
121	Ingersoll Rand, Inc. (a)	4,308
35	Nikola Corp. (a)	717
24	Nordson Corp.	4,604
236	Otis Worldwide Corp.	14,731
188	PACCAR, Inc.	16,033
70	Parker-Hannifin Corp.	14,164
75	Stanley Black & Decker, Inc.	12,165
84	Westinghouse Air Brake Technologies Corp.	5,198
88	Xylem, Inc.	7,402
		217,262

	Media — 1.3%
162	Altice USA, Inc., Class A (a)	4,212
2	Cable One, Inc.	3,771
50	Charter Communications, Inc., Class A (a)	31,217
2,481	Comcast Corp., Class A	114,771
162	Fox Corp., Class A	4,508
83	Liberty Broadband Corp., Class C (a)	11,858
101	Omnicom Group, Inc.	5,000
172	Sirius XM Holdings, Inc.	922
271	ViacomCBS, Inc., Class B	7,591
		183,850

	Metals & Mining — 0.3%
790	Freeport-McMoRan, Inc.	12,356
386	Newmont Corp.	24,492
119	Nucor Corp.	5,338
		42,186

	Mortgage Real Estate Investment Trusts — 0.0%
675	Annaly Capital Management, Inc.	4,806

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Multiline Retail — 0.5%
100	Dollar General Corp.	$20,962
117	Dollar Tree, Inc. (a)	10,687
272	Target Corp.	42,818
		74,467

	Multi-Utilities — 0.8%
109	Ameren Corp.	8,620
262	CenterPoint Energy, Inc.	5,070
121	CMS Energy Corp.	7,431
157	Consolidated Edison, Inc.	12,214
413	Dominion Energy, Inc.	32,598
72	DTE Energy Co.	8,283
243	Public Service Enterprise Group, Inc.	13,343
101	Sempra Energy	11,954
133	WEC Energy Group, Inc.	12,888
		112,401

	Oil, Gas & Consumable Fuels — 1.9%
137	Cheniere Energy, Inc. (a)	6,339
1,016	Chevron Corp.	73,152
62	Concho Resources, Inc.	2,735
584	ConocoPhillips	19,179
198	EOG Resources, Inc.	7,116
2,301	Exxon Mobil Corp.	78,993
107	Hess Corp.	4,380
976	Kinder Morgan, Inc.	12,034
313	Marathon Petroleum Corp.	9,183
506	Occidental Petroleum Corp.	5,065
209	ONEOK, Inc.	5,430
238	Phillips 66	12,338
89	Pioneer Natural Resources Co.	7,653
196	Valero Energy Corp.	8,491
596	Williams (The) Cos., Inc.	11,711
		263,799

	Personal Products — 0.2%
106	Estee Lauder (The) Cos., Inc., Class A	23,134

	Pharmaceuticals — 4.4%
1,227	Bristol-Myers Squibb Co.	73,976
56	Catalent, Inc. (a)	4,797
403	Eli Lilly and Co.	59,652
119	Horizon Therapeutics PLC (a)	9,244
1,433	Johnson & Johnson	213,345
1,242	Merck & Co., Inc.	103,024
2,729	Pfizer, Inc.	100,154
259	Zoetis, Inc.	42,831
		607,023

	Professional Services — 0.3%
17	CoStar Group, Inc. (a)	14,425
43	Equifax, Inc.	6,747

Shares	Description	Value
	Common Stocks (Continued)
	Professional Services (Continued)
73	TransUnion	$6,141
80	Verisk Analytics, Inc.	14,825
		42,138

	Real Estate Management & Development — 0.1%
161	CBRE Group, Inc., Class A (a)	7,562

	Road & Rail — 1.2%
301	CSX Corp.	23,379
27	J.B. Hunt Transport Services, Inc.	3,412
46	Kansas City Southern	8,318
139	Norfolk Southern Corp.	29,745
46	Old Dominion Freight Line, Inc.	8,322
722	Uber Technologies, Inc. (a)	26,339
369	Union Pacific Corp.	72,645
		172,160

	Semiconductors & Semiconductor Equipment — 5.0%
639	Advanced Micro Devices, Inc. (a)	52,392
201	Analog Devices, Inc.	23,465
394	Applied Materials, Inc.	23,423
119	Broadcom, Inc.	43,354
2,089	Intel Corp.	108,168
57	KLA Corp.	11,043
72	Lam Research Corp.	23,886
200	Marvell Technology Group Ltd.	7,940
102	Maxim Integrated Products, Inc.	6,896
111	Microchip Technology, Inc.	11,406
605	Micron Technology, Inc. (a)	28,411
21	Monolithic Power Systems, Inc.	5,872
290	NVIDIA Corp.	156,954
100	NXP Semiconductors N.V.	12,481
46	Qorvo, Inc. (a)	5,934
614	QUALCOMM, Inc.	72,256
80	Skyworks Solutions, Inc.	11,640
75	Teradyne, Inc.	5,959
450	Texas Instruments, Inc.	64,256
117	Xilinx, Inc.	12,196
		687,932

	Software — 10.6%
202	Adobe, Inc. (a)	99,067
41	ANSYS, Inc. (a)	13,416
103	Autodesk, Inc. (a)	23,794
37	Avalara, Inc. (a)	4,712
134	Cadence Design Systems, Inc. (a)	14,288
26	Ceridian HCM Holding, Inc. (a)	2,149
56	Citrix Systems, Inc.	7,712
27	Coupa Software, Inc. (a)	7,405
70	Crowdstrike Holdings, Inc., Class A (a)	9,612
80	Datadog, Inc., Class A (a)	8,173

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
82	DocuSign, Inc. (a)	$17,650
53	Dynatrace, Inc. (a)	2,174
13	Fair Isaac Corp. (a)	5,530
62	Fortinet, Inc. (a)	7,304
17	HubSpot, Inc. (a)	4,968
105	Intuit, Inc.	34,252
4,118	Microsoft Corp.	866,139
216	NortonLifeLock, Inc.	4,501
663	Oracle Corp.	39,581
52	Palo Alto Networks, Inc. (a)	12,727
21	Paycom Software, Inc. (a)	6,537
31	RingCentral, Inc., Class A (a)	8,513
410	salesforce.com, Inc. (a)	103,041
77	ServiceNow, Inc. (a)	37,345
182	Slack Technologies, Inc., Class A (a)	4,889
62	Splunk, Inc. (a)	11,664
109	SS&C Technologies Holdings, Inc.	6,597
61	Synopsys, Inc. (a)	13,053
20	Trade Desk (The), Inc., Class A (a)	10,376
19	Tyler Technologies, Inc. (a)	6,623
32	VMware, Inc., Class A (a)	4,597
80	Workday, Inc., Class A (a)	17,210
45	Zendesk, Inc. (a)	4,631
99	Zoom Video Communications, Inc., Class A (a)	46,541
23	Zscaler, Inc. (a)	3,236
		1,470,007

	Specialty Retail — 2.5%
33	Advance Auto Parts, Inc.	5,066
11	AutoZone, Inc. (a)	12,954
86	Best Buy Co., Inc.	9,571
27	Burlington Stores, Inc. (a)	5,564
60	CarMax, Inc. (a)	5,515
17	Carvana Co. (a)	3,792
586	Home Depot (The), Inc.	162,738
411	Lowe’s Cos., Inc.	68,168
36	O’Reilly Automotive, Inc. (a)	16,599
133	Ross Stores, Inc.	12,412
589	TJX (The) Cos., Inc.	32,778
57	Tractor Supply Co.	8,170
28	Ulta Beauty, Inc. (a)	6,271
		349,598

	Technology Hardware, Storage & Peripherals — 8.0%
9,307	Apple, Inc.	1,077,844
120	Dell Technologies, Inc., Class C (a)	8,123
555	Hewlett Packard Enterprise Co.	5,200
688	HP, Inc.	13,065
123	Seagate Technology PLC	6,060
149	Western Digital Corp.	5,446
		1,115,738

Shares	Description	Value
	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods — 0.6%
611	NIKE, Inc., Class B	$76,705
146	VF Corp.	10,256
		86,961

	Tobacco — 0.7%
913	Altria Group, Inc.	35,278
765	Philip Morris International, Inc.	57,368
		92,646

	Trading Companies & Distributors — 0.2%
276	Fastenal Co.	12,445
35	United Rentals, Inc. (a)	6,108
24	W.W. Grainger, Inc.	8,562
		27,115

	Water Utilities — 0.1%
89	American Water Works Co., Inc.	12,894
94	Essential Utilities, Inc.	3,784
		16,678

	Wireless Telecommunication Services — 0.1%
155	T-Mobile US, Inc. (a)	17,726

	Total Investments — 100.0%	13,911,297
	(Cost $13,952,941) (b)
	Net Other Assets and Liabilities — 0.0%	6,645
	Net Assets — 100.0%	$13,917,942

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $277,989 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $319,633. The net unrealized depreciation was $41,644.

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$13,911,297	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 3.4%
8,369	Boeing (The) Co.	$1,383,061

	Banks — 3.2%
13,266	JPMorgan Chase & Co.	1,277,118

	Beverages — 3.2%
26,261	Coca-Cola (The) Co.	1,296,506

	Biotechnology — 3.5%
5,513	Amgen, Inc.	1,401,184

	Capital Markets — 3.3%
6,673	Goldman Sachs Group (The), Inc.	1,341,073

	Chemicals — 3.1%
26,897	Dow, Inc.	1,265,504

	Communications Equipment — 3.3%
33,622	Cisco Systems, Inc.	1,324,371

	Consumer Finance — 3.2%
12,972	American Express Co.	1,300,443

	Diversified Telecommunication Services — 3.3%
22,427	Verizon Communications, Inc.	1,334,182

	Entertainment — 3.1%
10,176	Walt Disney (The) Co.	1,262,638

	Food & Staples Retailing — 6.9%
38,641	Walgreens Boots Alliance, Inc.	1,387,985
9,808	Walmart, Inc.	1,372,237
		2,760,222

	Health Care Providers & Services — 3.5%
4,448	UnitedHealth Group, Inc.	1,386,753

	Hotels, Restaurants & Leisure — 3.4%
6,150	McDonald’s Corp.	1,349,863

	Household Products — 3.4%
9,706	Procter & Gamble (The) Co.	1,349,037

	Industrial Conglomerates — 6.5%
8,070	3M Co.	1,292,653
8,055	Honeywell International, Inc.	1,325,933
		2,618,586

	Insurance — 3.2%
11,823	Travelers (The) Cos., Inc.	1,279,130

	IT Services — 6.7%
11,040	International Business Machines Corp.	1,343,237
6,681	Visa, Inc., Class A	1,335,999
		2,679,236

Shares	Description	Value
	Common Stocks (Continued)
	Machinery — 3.2%
8,716	Caterpillar, Inc.	$1,299,991

	Oil, Gas & Consumable Fuels — 3.1%
17,259	Chevron Corp.	1,242,648

	Pharmaceuticals — 6.6%
9,073	Johnson & Johnson	1,350,788
15,872	Merck & Co., Inc.	1,316,583
		2,667,371

	Semiconductors & Semiconductor Equipment — 3.5%
27,210	Intel Corp.	1,408,934

	Software — 6.9%
6,572	Microsoft Corp.	1,382,289
5,515	salesforce.com, Inc. (a)	1,386,030
		2,768,319

	Specialty Retail — 3.4%
4,852	Home Depot (The), Inc.	1,347,449

	Technology Hardware, Storage & Peripherals — 3.5%
11,972	Apple, Inc.	1,386,477

	Textiles, Apparel & Luxury Goods — 3.6%
11,362	NIKE, Inc., Class B	1,426,385

	Total Investments — 100.0%	40,156,481
	(Cost $41,121,660) (b)
	Net Other Assets and Liabilities — 0.0%	17,474
	Net Assets — 100.0%	$40,173,955

(a)	Non-income producing security.
(b)

Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,823,030 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,788,209. The net unrealized depreciation was $965,179.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$40,156,481	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 3.0%
2,510	Boeing (The) Co.	$414,803
5,693	HEICO Corp.	595,829
1,470	Lockheed Martin Corp.	563,422
21	Northrop Grumman Corp.	6,625
1,620	Teledyne Technologies, Inc. (a)	502,540
1,922	TransDigm Group, Inc.	913,181
		2,996,400

	Air Freight & Logistics — 0.3%
2,884	Expeditors International of Washington, Inc.	261,060

	Airlines — 1.1%
26,932	American Airlines Group, Inc.	330,994
11,147	Delta Air Lines, Inc.	340,875
11,490	United Airlines Holdings, Inc. (a)	399,278
		1,071,147

	Auto Components — 0.6%
6,796	Aptiv PLC	623,057

	Banks — 1.9%
6,923	Citigroup, Inc.	298,450
16,856	Citizens Financial Group, Inc.	426,120
20,012	Fifth Third Bancorp	426,656
31,985	KeyCorp	381,581
31,459	Regions Financial Corp.	362,722
		1,895,529

	Beverages — 0.3%
3,716	Brown-Forman Corp., Class B	279,889

	Biotechnology — 5.0%
6,037	Alnylam Pharmaceuticals, Inc. (a)	878,987
5,963	Exact Sciences Corp. (a)	607,928
16,270	Seattle Genetics, Inc. (a)	3,183,876
1,367	Vertex Pharmaceuticals, Inc. (a)	371,988
		5,042,779

	Capital Markets — 3.4%
3,308	Ameriprise Financial, Inc.	509,796
1,311	MarketAxess Holdings, Inc.	631,365
1,588	Moody’s Corp.	460,282
3,667	MSCI, Inc.	1,308,312
1,444	S&P Global, Inc.	520,706
		3,430,461

	Chemicals — 0.9%
30	Air Products and Chemicals, Inc.	8,936
1,189	Ecolab, Inc.	237,610
948	Sherwin-Williams (The) Co.	660,509
		907,055

	Commercial Services & Supplies — 1.0%
1,047	Cintas Corp.	348,473

Shares	Description	Value
	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
6,239	Copart, Inc. (a)	$656,093
173	Rollins, Inc.	9,375
		1,013,941

	Consumer Finance — 2.6%
3,247	American Express Co.	325,512
5,585	Capital One Financial Corp.	401,338
10,532	Discover Financial Services	608,539
47,909	Synchrony Financial	1,253,778
		2,589,167

	Diversified Financial Services — 0.4%
23,600	Equitable Holdings, Inc.	430,464

	Electric Utilities — 1.3%
4,149	Alliant Energy Corp.	214,296
2,545	Duke Energy Corp.	225,385
8,372	Evergy, Inc.	425,465
28	NextEra Energy, Inc.	7,772
8,657	Southern (The) Co.	469,382
		1,342,300

	Electrical Equipment — 1.6%
10,713	AMETEK, Inc.	1,064,872
4,107	Emerson Electric Co.	269,296
1,282	Rockwell Automation, Inc.	282,912
		1,617,080

	Electronic Equipment, Instruments & Components — 0.0%
69	Keysight Technologies, Inc. (a)	6,816

	Energy Equipment & Services — 0.7%
60,400	Halliburton Co.	727,820

	Entertainment — 1.5%
11,519	Liberty Media Corp.-Liberty Formula One, Class C (a)	417,794
7,007	Live Nation Entertainment, Inc. (a)	377,537
3,781	Roku, Inc. (a)	713,853
		1,509,184

	Equity Real Estate Investment Trusts — 8.4%
5,813	American Tower Corp.	1,405,176
2,488	Crown Castle International Corp.	414,252
6,652	Equity LifeStyle Properties, Inc.	407,768
15,855	Gaming and Leisure Properties, Inc.	585,525
1,727	Public Storage	384,637
5,489	Realty Income Corp.	333,457
4,637	SBA Communications Corp.	1,476,792
6,209	Simon Property Group, Inc.	401,598
9,281	UDR, Inc.	302,653
14,448	Ventas, Inc.	606,238

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
63,981	VEREIT, Inc.	$415,877
21,607	VICI Properties, Inc.	504,956
12,524	Vornado Realty Trust	422,184
6,571	Welltower, Inc.	361,996
18,927	Weyerhaeuser Co.	539,798
		8,562,907

	Food & Staples Retailing — 1.9%
2,205	Costco Wholesale Corp.	782,775
18,672	Sysco Corp.	1,161,772
		1,944,547

	Food Products — 1.6%
3,773	General Mills, Inc.	232,719
1,492	Hershey (The) Co.	213,863
14,008	Hormel Foods Corp.	684,851
7,714	Lamb Weston Holdings, Inc.	511,207
		1,642,640

	Health Care Equipment & Supplies — 3.7%
45	Danaher Corp.	9,690
1,531	DexCom, Inc. (a)	631,124
4,711	Edwards Lifesciences Corp. (a)	376,032
1,538	IDEXX Laboratories, Inc. (a)	604,603
2,514	Insulet Corp. (a)	594,787
723	Intuitive Surgical, Inc. (a)	512,998
3,871	West Pharmaceutical Services, Inc.	1,064,138
		3,793,372

	Health Care Providers & Services — 0.4%
27	UnitedHealth Group, Inc.	8,418
3,665	Universal Health Services, Inc., Class B	392,228
		400,646

	Health Care Technology — 0.8%
2,723	Veeva Systems, Inc., Class A (a)	765,680

	Hotels, Restaurants & Leisure — 7.1%
20,325	Aramark	537,596
29,379	Carnival Corp.	445,973
7,114	Darden Restaurants, Inc.	716,664
4,761	Domino’s Pizza, Inc.	2,024,758
2,622	Hilton Worldwide Holdings, Inc.	223,709
1,926	McDonald’s Corp.	422,738
34,318	MGM Resorts International	746,417
35,133	Norwegian Cruise Line Holdings Ltd. (a)	601,126
11,259	Royal Caribbean Cruises Ltd.	728,795
2,804	Starbucks Corp.	240,920

Shares	Description	Value
	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
5,863	Yum! Brands, Inc.	$535,292
		7,223,988

	Household Durables — 1.2%
2,586	Garmin Ltd.	245,308
105	NVR, Inc. (a)	428,727
12,444	PulteGroup, Inc.	576,033
		1,250,068

	Household Products — 1.3%
2,900	Church & Dwight Co., Inc.	271,759
2,522	Clorox (The) Co.	530,049
6,940	Colgate-Palmolive Co.	535,421
		1,337,229

	Industrial Conglomerates — 1.0%
2,573	Roper Technologies, Inc.	1,016,618

	Insurance — 1.6%
12,486	American International Group, Inc.	343,740
8,687	Hartford Financial Services Group (The), Inc.	320,203
17,841	Lincoln National Corp.	558,958
6,148	Prudential Financial, Inc.	390,521
		1,613,422

	Interactive Media & Services — 0.9%
35,514	Snap, Inc., Class A (a)	927,271

	Internet & Direct Marketing Retail — 2.0%
324	Amazon.com, Inc. (a)	1,020,189
578	Booking Holdings, Inc. (a)	988,773
		2,008,962

	IT Services — 8.4%
4,640	Accenture PLC, Class A	1,048,594
6,017	Automatic Data Processing, Inc.	839,311
2,970	Booz Allen Hamilton Holding Corp.	246,451
33	EPAM Systems, Inc. (a)	10,668
41	Jack Henry & Associates, Inc.	6,666
4,680	Mastercard, Inc., Class A	1,582,636
8,878	Okta, Inc. (a)	1,898,560
12,220	Paychex, Inc.	974,789
2,552	VeriSign, Inc. (a)	522,777
7,038	Visa, Inc., Class A	1,407,389
		8,537,841

	Life Sciences Tools & Services — 1.0%
1,178	Illumina, Inc. (a)	364,096
658	Mettler-Toledo International, Inc. (a)	635,464

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
21	Thermo Fisher Scientific, Inc.	$9,272
		1,008,832

	Machinery — 0.8%
2,435	Dover Corp.	263,808
3,200	Stanley Black & Decker, Inc.	519,040
		782,848

	Media — 0.1%
135	Charter Communications, Inc., Class A (a)	84,286

	Multi-Utilities — 0.2%
2,268	WEC Energy Group, Inc.	219,769

	Oil, Gas & Consumable Fuels — 3.5%
4,133	Chevron Corp.	297,576
10,438	ConocoPhillips	342,784
48,408	Continental Resources, Inc.	594,450
17,684	Diamondback Energy, Inc.	532,642
39,865	Occidental Petroleum Corp.	399,049
19,297	ONEOK, Inc.	501,336
5,080	Pioneer Natural Resources Co.	436,829
24,679	Williams (The) Cos., Inc.	484,943
		3,589,609

	Personal Products — 0.6%
2,690	Estee Lauder (The) Cos., Inc., Class A	587,093

	Pharmaceuticals — 0.5%
2,938	Zoetis, Inc.	485,857

	Professional Services — 1.1%
600	CoStar Group, Inc. (a)	509,106
2,950	TransUnion	248,183
2,116	Verisk Analytics, Inc.	392,116
		1,149,405

	Road & Rail — 1.7%
14,613	Lyft, Inc., Class A (a)	402,588
5,016	Old Dominion Freight Line, Inc.	907,495
11,309	Uber Technologies, Inc. (a)	412,552
		1,722,635

	Semiconductors & Semiconductor Equipment — 5.6%
27,186	Advanced Micro Devices, Inc. (a)	2,228,980
6,394	NVIDIA Corp.	3,460,561
		5,689,541

	Software — 14.8%
3,130	Adobe, Inc. (a)	1,535,046
1,398	ANSYS, Inc. (a)	457,467

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
2,586	Autodesk, Inc. (a)	$597,392
92	Cadence Design Systems, Inc. (a)	9,810
7,793	Coupa Software, Inc. (a)	2,137,152
4,686	DocuSign, Inc. (a)	1,008,615
1,844	Fair Isaac Corp. (a)	784,401
6,297	Fortinet, Inc. (a)	741,850
1,237	Intuit, Inc.	403,522
4,235	Microsoft Corp.	890,747
1,984	Paycom Software, Inc. (a)	617,619
8,027	RingCentral, Inc., Class A (a)	2,204,294
38	salesforce.com, Inc. (a)	9,550
1,409	ServiceNow, Inc. (a)	683,365
2,752	Splunk, Inc. (a)	517,734
48	Synopsys, Inc. (a)	10,271
2,035	Trade Desk (The), Inc., Class A (a)	1,055,717
2,319	Tyler Technologies, Inc. (a)	808,311
2,597	Workday, Inc., Class A (a)	558,693
		15,031,556

	Specialty Retail — 0.8%
985	Home Depot (The), Inc.	273,544
657	O’Reilly Automotive, Inc. (a)	302,930
2,542	Ross Stores, Inc.	237,219
		813,693

	Technology Hardware, Storage & Peripherals — 1.2%
10,179	Apple, Inc.	1,178,830

	Textiles, Apparel & Luxury Goods — 0.7%
5,870	NIKE, Inc., Class B	736,920

	Trading Companies & Distributors — 0.5%
5,800	Fastenal Co.	261,522
762	W.W. Grainger, Inc.	271,859
		533,381

	Water Utilities — 0.2%
1,750	American Water Works Co., Inc.	253,540

	Wireless Telecommunication Services — 0.7%
6,436	T-Mobile US, Inc. (a)	736,021

	Total Common Stocks — 99.9%	101,373,156
	(Cost $93,307,714)

	Money Market Funds — 0.1%
91,998	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	91,998
	(Cost $91,998)

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Description	Value
Total Investments — 100.0%	$101,465,154
(Cost $93,399,712) (c)
Net Other Assets and Liabilities — (0.0)%	(8,620)
Net Assets — 100.0%	$101,456,534

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,472,947 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,407,505. The net unrealized appreciation was $8,065,442.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$101,373,156	$—	$—
Money Market Funds	91,998	—	—
Total Investments	$101,465,154	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq® and NASDAQ AlphaDEX® Total US Market Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Nasdaq® and Nasdaq Dorsey Wright People's Portfolio Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index, (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.